UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:
  John Hancock Capital Appreciation Value Fund
  John Hancock Core Bond Fund
  John Hancock International Strategic Equity Allocation Fund
  John Hancock Mid Value Fund
  John Hancock U.S. Sector Rotation Fund

John Hancock Capital Appreciation Value Fund
Class NAV/JCAVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$86	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Fund (Class NAV/JCAVX) returned 10.24% for the year ended August 31, 2026. U.S. equity markets generated strong gains in the 12-month period. Stocks advanced in late 2025, supported by resilient economic growth, Federal Reserve interest rate cuts, solid corporate earnings, and ongoing enthusiasm surrounding artificial intelligence (AI). Markets experienced periods of heightened volatility in 2026 as investors weighed tariff-related inflation concerns, shifting interest rate expectations, and conflict in the Middle East, which drove sharp swings in oil prices. Despite these headwinds, equities recovered from periodic sell-offs and reached new highs, supported by generally strong corporate earnings and continued optimism surrounding AI-related investment.
TOP PERFORMANCE CONTRIBUTORS
Advanced Micro Devices, Inc. | The leading semiconductor company contributed to absolute returns during the year as its partnership with OpenAI and continued demand for AI-related processors supported its shares.
Apple, Inc. | A position in the company also contributed to absolute returns as investor enthusiasm for new product launches and strong earnings reports supported its shares during the year.

TOP PERFORMANCE DETRACTORS
PTC, Inc. | As a leading computer-aided design and product life-cycle management software provider, PTC detracted from absolute returns during the year as muted guidance, the divestiture of its industrial internet of things business, and competitive concerns weighed on shares.
Meta Platforms, Inc. | Shares of the company detracted from absolute returns as investors remained concerned about the company's increased investment in AI infrastructure throughout the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Fund (Class NAV/JCAVX)	10.24%	7.90%	11.05%
S&P 500 Index	20.38%	12.79%	15.37%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	12.82%	7.59%	9.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,335,287,184
Total number of portfolio holdings	245
Total advisory fees paid (net)	$9,504,811
Portfolio turnover rate	144%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.1%
NVIDIA Corp.	3.5%
Amazon.com, Inc.	3.4%
U.S. Treasury Note, 4.250%, 06/30/2033	3.0%
U.S. Treasury Note, 3.500%, 02/28/2031	2.4%
CenterPoint Energy, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
Cencora, Inc.	2.3%
Apple, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%

Portfolio Composition
Common stocks	61.3%
U.S. Government	15.1%
Corporate bonds	9.1%
Term loans	7.7%
Short-term investments and other	6.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV
8/26
10/26
John Hancock Capital Appreciation Value Fund

John Hancock Core Bond Fund
Class NAV/JHCDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$61	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Fund (Class NAV/JHCDX) returned 1.55% for the year ended August 31, 2026. High-quality fixed income performed reasonably well during the period, as higher overall yields more than offset weakness resulting from rising interest rates, which were driven by geopolitical conflict, accelerated capital expenditures for artificial intelligence (AI) investment, and sticky inflation.
TOP PERFORMANCE CONTRIBUTORS
Agency mortgage-backed securities | Positions in agency mortgage-backed passthroughs were the largest contributor to performance. Agency collateralized mortgage obligations (CMOs) were also strong contributors.
Asset-backed securities and corporate bonds | Asset-backed securities and corporate bonds issued by financial institutions were also significant contributors to performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Holdings in longer maturity Treasuries detracted from performance, as yields were not fully able to offset the impact of higher interest rates in this part of the yield curve.
Technology bonds | Holdings in corporate bonds in the technology sector detracted from performance, as concerns over the magnitude of debt issuance used to fund AI-related capital expenditures grew.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Fund (Class NAV/JHCDX)	1.55%	(0.46)%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,687,035,911
Total number of portfolio holdings	946
Total advisory fees paid (net)	$9,588,543
Portfolio turnover rate	277%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	30.4%
U.S. Government Agency	29.2%
Corporate bonds	24.2%
Collateralized mortgage obligations – U.S. Government Agency	5.7%
Asset-backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	0.9%
Municipal bonds	0.1%
Short-term investments	3.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/26

10/26

John Hancock Core Bond Fund

John Hancock International Strategic Equity Allocation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$63	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Strategic Equity Allocation Fund (Class NAV) returned 26.73% for the year ended August 31, 2026. International equity markets advanced during the period, supported by solid corporate earnings growth, continued investment in artificial intelligence (AI) related infrastructure, resilient economic activity, and generally accommodative monetary policies. Periodic volatility stemming from geopolitical tensions, higher energy prices, and trade policy uncertainty tempered gains but did not derail overall positive market performance.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | The information technology sector contributed the most to absolute performance. Holdings in Taiwan Semiconductor Manufacturing Company, Ltd. were an indispensable component in the global semiconductor supply chain as AI-fueled demand remained robust.
Samsung Electronics Company, Ltd. | Growing global demand for high-bandwidth memory, particularly for usage in AI chips and datacenters, helped boost this stock.

TOP PERFORMANCE DETRACTORS
Communication services | This was the only sector detracting from absolute performance primarily as a result of holdings in Tencent Holdings, Ltd.
Certain other holdings | Other weak performers included SAP SE, Xiaomi Corp., and Novo Nordisk A/S.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Strategic Equity Allocation Fund (Class NAV)	26.73%	8.42%	8.84%
MSCI ACWI ex USA Index	27.35%	9.37%	9.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,438,015,862
Total number of portfolio holdings	1,966
Total advisory fees paid (net)	$24,360,213
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.0%
Samsung Electronics Company, Ltd.	2.4%
SK Hynix, Inc.	1.8%
ASML Holding NV	1.8%
HSBC Holdings PLC	0.9%
Tencent Holdings, Ltd.	0.9%
Roche Holding AG	0.8%
Royal Bank of Canada	0.8%
Novartis AG	0.7%
Shell PLC	0.7%

Sector Composition
Financials	25.3%
Information technology	20.4%
Industrials	13.8%
Consumer discretionary	7.7%
Materials	7.0%
Health care	6.7%
Consumer staples	4.9%
Energy	4.8%
Communication services	4.3%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A-NAV
8/26
10/26
John Hancock International Strategic Equity Allocation Fund

John Hancock Mid Value Fund
Class NAV/JMVNX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Fund (Class NAV/JMVNX) returned 22.00% for the year ended August 31, 2026. U.S. equity markets generated strong gains in the 12-month period. Stocks advanced in late 2025, supported by resilient economic growth, Federal Reserve interest rate cuts, solid corporate earnings, and ongoing enthusiasm surrounding artificial intelligence (AI). Markets experienced periods of heightened volatility in 2026 as investors weighed tariff-related inflation concerns, shifting interest rate expectations, and conflict in the Middle East, which drove sharp swings in oil prices. Despite these headwinds, equities recovered from periodic sell-offs and reached new highs, supported by generally strong corporate earnings and continued optimism surrounding AI-related investment.
TOP PERFORMANCE CONTRIBUTORS
Sandisk Corp. | This NAND memory company was the leading absolute contributor to performance as shares surged amid increased recognition of the company’s value potential following its spinoff from Western Digital Corp., supported by sharply higher NAND pricing, substantial margin expansion, and strong AI-driven storage demand.
Western Digital Corp. | The pure-play hard disk drive (HDD) company following its flash business spinoff also aided performance as shares benefited from strong hyperscale cloud HDD demand, higher exabyte volumes, favorable pricing, margin expansion, and durable AI-driven storage demand.

TOP PERFORMANCE DETRACTORS
Perrigo Company PLC | The consumer self-care company detracted the most from absolute performance as soft over-the-counter consumption and persistent infant formula challenges pressured sales and led to reduced expectations, while lower expected cash flows and weaker business prospects resulted in significant goodwill impairments.
Verra Mobility Corp. | The smart mobility technology company also hindered performance as shares declined sharply in May after major customer Avis Budget terminated a significant commercial services contract, prompting management to cut full-year guidance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Fund (Class NAV/JMVNX)	22.00%	12.12%	11.20%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell Midcap Value Index	24.55%	9.56%	10.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,224,953,021
Total number of portfolio holdings	133
Total advisory fees paid (net)	$10,531,755
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corpay, Inc.	1.9%
Phillips 66	1.7%
Lamb Weston Holdings, Inc.	1.6%
Voya Financial, Inc.	1.5%
StandardAero, Inc.	1.4%
Fortive Corp.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Baker Hughes Company	1.3%
Lazard, Inc.	1.2%
Ameren Corp.	1.2%

Sector Composition
Industrials	19.0%
Financials	19.0%
Information technology	12.3%
Energy	8.9%
Real estate	8.6%
Health care	8.6%
Consumer discretionary	6.7%
Utilities	6.3%
Consumer staples	4.7%
Materials	4.4%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/26

10/26

John Hancock Mid Value Fund

John Hancock U.S. Sector Rotation Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$58	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Sector Rotation Fund (Class NAV) returned 19.75% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks Apple, Inc., NVIDIA Corp., and Micron Technology, Inc. all performed well.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, also added to absolute performance.
Communication services | Alphabet, Inc. was a leading contributor in this sector along with Warner Brothers Discovery, Inc., and Verizon Communications, Inc.

TOP PERFORMANCE DETRACTORS
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp. and Oracle Corp.—were notable detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
U.S. Sector Rotation Fund (Class NAV)	19.75%	12.08%	14.65%
S&P 500 Index	20.38%	12.79%	15.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,076,222,203
Total number of portfolio holdings	508
Total advisory fees paid (net)	$24,883,870
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.8%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.5%

Sector Composition
Information technology	37.0%
Financials	12.0%
Health care	9.2%
Communication services	9.1%
Consumer discretionary	8.7%
Industrials	7.9%
Consumer staples	4.2%
Energy	3.5%
Materials	1.8%
Utilities	1.7%
Real estate	1.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a special meeting of shareholders of the fund held on May 26, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification status from diversified to non-diversified effective on June 1, 2026 (the Effective Date). In connection with this change, non-diversified risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2A-NAV

8/26

10/26

John Hancock U.S. Sector Rotation Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $229,604 and $231,440 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee. Amounts billed to the registrant were $60 and $57 for fiscal years ended August 31, 2026 and August 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $500 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $3,390 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,060,113 for the fiscal year ended August 31, 2026 and $594,741 for the fiscal year ended August 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

  John Hancock Capital Appreciation Value Fund

  John Hancock Core Bond Fund

  John Hancock International Strategic Equity Allocation Fund

  John Hancock Mid Value Fund

  John Hancock U.S. Sector Rotation Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Funds II
August 31, 2026

John Hancock Funds II
Annual Financial Statements & Other N-CSR Items — table of contents

Fund	Portfolio of investments
Capital Appreciation Value Fund	3
Core Bond Fund	7
International Strategic Equity Allocation Fund	20
Fund	Portfolio of investments
Mid Value Fund	41
U.S. Sector Rotation Fund	43

2

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 61.3%
Communication services – 5.2%
Entertainment – 0.1%
Madison Square Garden Sports Corp. (A)	3,905	$1,502,371
Interactive media and services – 5.1%
Alphabet, Inc., Class A (B)	59,932	20,337,924
Alphabet, Inc., Class C	61,766	20,716,934
Meta Platforms, Inc., Class A	46,847	26,812,412
		67,867,270
		69,369,641
Consumer discretionary – 5.2%
Broadline retail – 3.4%
Amazon.com, Inc. (A)(B)	177,411	46,086,055
Hotels, restaurants and leisure – 1.8%
DoorDash, Inc., Class A (A)	60,920	14,117,601
Yum! Brands, Inc. (B)	62,768	9,622,962
		23,740,563
		69,826,618
Consumer staples – 1.6%
Beverages – 1.6%
Keurig Dr. Pepper, Inc.	657,285	20,941,100
Energy – 1.4%
Energy equipment and services – 0.2%
SLB, Ltd.	42,951	2,581,355
Oil, gas and consumable fuels – 1.2%
Canadian Natural Resources, Ltd.	242,367	12,135,316
ConocoPhillips	33,593	4,450,737
		16,586,053
		19,167,408
Financials – 5.7%
Capital markets – 2.2%
Ares Management Corp., Class A	67,222	9,624,174
KKR & Company, Inc.	87,739	9,626,723
MSCI, Inc.	17,022	9,713,434
		28,964,331
Financial services – 2.6%
Mastercard, Inc., Class A (B)	38,644	22,773,296
Teamshares, Inc. (A)	5,982	38,046
Visa, Inc., Class A (B)	31,517	11,956,604
		34,767,946
Insurance – 0.9%
Arthur J. Gallagher & Company	19,632	5,146,529
Ryan Specialty Holdings, Inc.	26,928	1,135,823
Willis Towers Watson PLC	17,360	5,877,228
		12,159,580
		75,891,857
Health care – 12.1%
Biotechnology – 6.2%
Alnylam Pharmaceuticals, Inc. (A)	89,395	21,516,483
Arcellx, Inc. (A)(C)	29,772	2,084
Ascendis Pharma A/S (A)	71,617	18,838,136
CG Oncology, Inc. (A)	49,644	3,731,243
Cytokinetics, Inc. (A)	125,703	8,913,600
Denali Therapeutics, Inc. (A)	124,025	2,946,834
Dianthus Therapeutics, Inc. (A)	29,900	3,157,739
Dyne Therapeutics, Inc. (A)	70,101	1,782,668
Erasca, Inc. (A)	142,036	2,539,604
Kymera Therapeutics, Inc. (A)	41,463	4,926,219
MoonLake Immunotherapeutics (A)	32,179	484,294
Oruka Therapeutics, Inc. (A)	45,142	4,181,052
Relay Therapeutics, Inc. (A)	44,710	821,770
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stoke Therapeutics, Inc. (A)	10,924	$340,829
Vaxcyte, Inc. (A)	83,781	5,088,858
Xenon Pharmaceuticals, Inc. (A)	64,000	3,854,080
		83,125,493
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company	28,043	5,275,169
Health care providers and services – 2.3%
Cencora, Inc.	94,159	30,469,852
Life sciences tools and services – 3.2%
Danaher Corp.	60,584	12,938,319
Revvity, Inc.	116,743	15,021,322
Waters Corp. (A)	34,633	14,359,881
		42,319,522
Pharmaceuticals – 0.0%
Maze Therapeutics, Inc. (A)	26,700	709,419
		161,899,455
Industrials – 2.5%
Aerospace and defense – 1.3%
Arxis, Inc., Class A (A)	28,888	1,495,532
Lockheed Martin Corp.	12,507	7,019,304
Northrop Grumman Corp.	15,694	8,470,052
		16,984,888
Commercial services and supplies – 0.7%
Veralto Corp.	93,880	9,253,752
Machinery – 0.3%
Ingersoll Rand, Inc.	60,848	4,688,338
Professional services – 0.2%
TransUnion	24,090	2,045,482
		32,972,460
Information technology – 22.4%
Communications equipment – 1.6%
Arista Networks, Inc. (A)	79,638	15,584,360
Ciena Corp. (A)	6,100	2,335,080
Lumentum Holdings, Inc. (A)	4,300	3,933,468
		21,852,908
IT services – 0.2%
IBM Corp.	8,598	2,010,814
Quantinuum, Inc., Class A (A)	9,600	480,960
		2,491,774
Semiconductors and semiconductor equipment – 11.2%
Advanced Micro Devices, Inc. (A)	64,927	30,562,437
ASML Holding NV, NYRS	4,921	8,346,065
Broadcom, Inc.	69,272	25,654,192
Cerebras Systems, Inc., Class A (A)(D)	17,581	3,239,123
Micron Technology, Inc.	8,622	8,266,170
NVIDIA Corp. (B)	209,599	46,275,267
Qualcomm, Inc.	15,700	2,676,536
SK Hynix, Inc., ADR	27,252	4,485,134
Taiwan Semiconductor Manufacturing Company, Ltd.	258,000	19,389,168
		148,894,092
Software – 7.3%
Aurora Innovation, Inc. (A)	3,239,843	18,240,316
Bending Spoons SpA (A)(D)	269,506	11,144,073
Bentley Systems, Inc., Class B	39,444	1,449,567
Cadence Design Systems, Inc. (A)	8,316	2,817,294
Microsoft Corp. (B)	107,328	54,446,415
PTC, Inc. (A)(B)	41,786	6,507,752

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	7,206	$3,167,686
		97,773,103
Technology hardware, storage and peripherals – 2.1%
Apple, Inc.	88,644	28,086,851
		299,098,728
Utilities – 5.2%
Electric utilities – 1.0%
PPL Corp.	384,276	13,115,340
Multi-utilities – 4.2%
Ameren Corp.	144,056	15,271,377
CenterPoint Energy, Inc.	805,584	31,901,126
NiSource, Inc.	218,333	8,934,186
		56,106,689
		69,222,029
TOTAL COMMON STOCKS (Cost $663,370,623)		$818,389,296
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.1%
U.S. Government – 15.1%
U.S. Treasury Notes
3.500%, 02/28/2031	$34,228,600	32,875,501
3.750%, 01/31/2031 to 02/28/2033	29,946,000	28,664,557
3.875%, 03/31/2031 to 12/31/2032	37,990,000	36,808,120
4.000%, 01/31/2033	13,355,000	12,920,963
4.125%, 06/30/2031	24,727,000	24,330,982
4.250%, 05/31/2033 to 06/30/2033	67,537,000	66,150,387
		201,750,510
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $205,661,829)		$201,750,510
CORPORATE BONDS - 9.1%
Consumer discretionary - 1.9%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (E)	2,239,000	2,033,626
3.750%, 05/01/2029 (E)	1,874,000	1,805,511
4.000%, 05/01/2031 (E)	2,481,000	2,331,549
4.875%, 01/15/2030	1,571,000	1,554,754
5.500%, 03/31/2034 (E)	2,086,000	2,053,511
5.750%, 09/15/2033 (E)	1,492,000	1,490,687
5.875%, 04/01/2029 (E)	904,000	911,029
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	752,000	752,027
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (E)	2,572,000	2,565,052
Life Time, Inc. 6.000%, 11/15/2031 (E)	758,000	765,262
Service Corp. International
3.375%, 08/15/2030	516,000	478,894
4.625%, 12/15/2027	109,000	108,589
5.750%, 10/15/2032	687,000	686,781
Yum! Brands, Inc.
3.625%, 03/15/2031	1,172,000	1,084,136
4.625%, 01/31/2032	2,102,000	2,002,331
4.750%, 01/15/2030 (E)	938,000	920,364
5.350%, 11/01/2043	1,683,000	1,535,022
5.375%, 04/01/2032	2,236,000	2,210,426
6.875%, 11/15/2037	735,000	788,828
		26,078,379
Energy - 0.0%
Murphy Oil USA, Inc.
3.750%, 02/15/2031 (E)	150,000	139,830
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Murphy Oil USA, Inc. (continued)
5.875%, 06/01/2034 (E)	$565,000	$560,374
		700,204
Financials - 2.1%
AmWINS Group, Inc. 6.375%, 02/15/2029 (E)	741,000	748,035
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (E)	2,417,000	2,382,875
HUB International, Ltd.
5.625%, 12/01/2029 (E)	1,498,000	1,490,510
7.250%, 06/15/2030 (E)	10,963,000	11,287,439
7.375%, 01/31/2032 (E)	6,054,000	6,214,086
MSCI, Inc. 5.250%, 09/01/2035	1,687,000	1,616,857
Ryan Specialty LLC
4.375%, 02/01/2030 (E)	511,000	493,928
5.875%, 08/01/2032 (E)	1,188,000	1,175,272
USI, Inc. 7.500%, 01/15/2032 (E)	2,325,000	2,424,093
		27,833,095
Health care - 0.1%
IQVIA, Inc.
5.000%, 05/15/2027 (E)	877,000	876,860
6.500%, 05/15/2030 (E)	628,000	640,132
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (E)	507,000	509,872
		2,026,864
Industrials - 1.7%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (E)	472,000	457,206
5.950%, 08/04/2033	693,000	695,432
TransDigm, Inc.
4.625%, 01/15/2029	951,000	933,789
6.125%, 07/31/2034 (E)	2,330,000	2,303,146
6.250%, 01/31/2034 (E)	198,000	200,204
6.375%, 03/01/2029 (E)	3,363,000	3,412,823
6.375%, 05/31/2033 (E)	4,211,000	4,222,446
6.625%, 03/01/2032 (E)	4,397,000	4,490,313
6.750%, 08/15/2028 (E)	573,000	576,640
6.750%, 01/31/2034 (E)	2,638,000	2,679,944
7.125%, 12/01/2031 (E)	2,068,000	2,137,146
		22,109,089
Information technology - 0.1%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	142,922
PTC, Inc. 4.000%, 02/15/2028 (E)	834,000	817,742
		960,664
Real estate - 0.4%
SBA Communications Corp.
3.125%, 02/01/2029	2,236,000	2,137,146
3.875%, 02/15/2027	1,988,000	1,980,474
4.875%, 01/15/2030	846,000	837,965
SBA Tower Trust 6.599%, 01/15/2028 (E)	68,000	68,426
		5,024,011
Utilities - 2.8%
Alliant Energy Corp. 5.750%, (5.750% to 4-1-31, then 5 Year CMT + 2.077%), 04/01/2056	578,000	565,839
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	3,677,000	3,611,335

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
American Electric Power Company, Inc. (continued)
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	$3,844,000	$3,739,022
CenterPoint Energy, Inc.
5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	3,218,000	3,172,348
6.400%, (6.400% to 8-15-33, then 5 Year CMT + 1.885%), 08/15/2058	3,173,000	3,186,569
DTE Energy Company 6.200%, (6.200% to 7-1-33, then 5 Year CMT + 1.811%), 07/01/2058	2,867,000	2,855,387
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	2,053,000	2,021,635
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	2,142,000	2,099,418
Evergy, Inc. 6.400%, (6.400% to 2-15-32, then 5 Year CMT + 2.022%), 02/15/2057	3,929,000	3,952,185
NiSource, Inc.
5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	5,116,000	5,038,353
6.250%, (6.250% to 4-15-32, then 5 Year CMT + 1.930%), 04/15/2057	3,237,000	3,231,540
The Southern Company 6.000%, (6.000% to 4-1-33, then 5 Year CMT + 1.993%), 04/01/2058	3,709,000	3,654,745
		37,128,376
TOTAL CORPORATE BONDS (Cost $121,105,661)		$121,860,682
TERM LOANS (F) – 7.7%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.417%, 11/08/2030	4,932,965	4,944,064
Varsity Brands, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%) 6.484%, 08/26/2031	4,508,624	4,510,021
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.436%, 05/24/2030	865,372	867,103
		10,321,188
Financials – 4.0%
AmWINS Group, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%) 5.732%, 01/30/2032	10,078,399	9,977,716
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%) 6.186%, 06/13/2031	9,932,634	9,778,678
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%) 5.686%, 05/19/2031	4,193,840	4,188,598
EP Wealth Advisors LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%) 6.186%, 10/18/2032	495,758	497,408
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.984%, 06/20/2030	18,415,051	18,458,143
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%) 5.982%, 12/31/2030	2,279,312	2,282,868
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Financials (continued)
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.686%, 09/15/2031	$141,563	141,386
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.982%, 09/29/2030	3,782,320	3,783,379
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.982%, 11/21/2029	3,900,117	3,901,950
		53,010,126
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.685%, 01/21/2030	3,368,492	3,379,911
Industrials – 0.5%
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.936%, 03/22/2030	6,513,982	6,527,857
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%) 6.186%, 02/13/2033	749,123	751,198
		7,279,055
Information technology – 2.1%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%) 5.982%, 02/24/2031	19,180,967	18,869,276
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.232%, 02/23/2032	2,735,401	2,684,550
Bending Spoons US, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 5.625%) 9.276%, 03/07/2031	4,189,838	4,218,664
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.625%) 9.276%, 03/07/2031	275,489	277,384
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.186%, 10/09/2029	2,372,660	2,318,777
		28,368,651
TOTAL TERM LOANS (Cost $102,595,493)		$102,358,931
SHORT-TERM INVESTMENTS – 8.0%
Short-term funds – 8.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	1,505,338	$15,053,232
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6112% (G)	7,583,546	7,583,546
T. Rowe Price Government Reserve Fund, 3.7112% (G)	84,682,321	84,682,321
TOTAL SHORT-TERM INVESTMENTS (Cost $107,318,234)		$107,319,099
Total Investments (Capital Appreciation Value Fund) (Cost $1,200,051,840) – 101.2%		$1,351,678,518
Other assets and liabilities, net – (1.2%)		(16,391,334)
TOTAL NET ASSETS – 100.0%		$1,335,287,184
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is on loan as of 8-31-26.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Fund (continued)
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 8-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Advanced Micro Devices, Inc.	USD	310.00	Jan 2027	27	2,700	$104,637	$(466,702)
JPM	Advanced Micro Devices, Inc.	USD	320.00	Jan 2027	27	2,700	97,760	(443,210)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	22	2,200	60,533	(63,203)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	39	3,900	133,224	(112,041)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	22	2,200	54,811	(53,073)
JPM	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	53,762	(44,277)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	49,529	(44,277)
JPM	Alphabet, Inc., Class A	USD	370.00	Jan 2027	22	2,200	47,666	(36,728)
JPM	Alphabet, Inc., Class A	USD	380.00	Jan 2027	22	2,200	42,241	(30,320)
JPM	Alphabet, Inc., Class A	USD	400.00	Jan 2027	40	4,000	110,084	(37,265)
JPM	Alphabet, Inc., Class A	USD	415.00	Jan 2027	40	4,000	94,709	(27,735)
JPM	Alphabet, Inc., Class C	USD	430.00	Jun 2027	22	2,200	97,176	(35,706)
JPM	Alphabet, Inc., Class C	USD	440.00	Jun 2027	23	2,300	94,267	(33,325)
JPM	Alphabet, Inc., Class C	USD	450.00	Jun 2027	23	2,300	88,195	(29,750)
JPM	Alphabet, Inc., Class C	USD	460.00	Jun 2027	23	2,300	80,065	(26,562)
BOA	Apple, Inc.	USD	300.00	Jan 2027	64	6,400	91,617	(209,929)
BOA	Apple, Inc.	USD	340.00	Jun 2027	31	3,100	81,353	(79,808)
BOA	Apple, Inc.	USD	350.00	Jun 2027	31	3,100	69,689	(67,956)
BOA	Apple, Inc.	USD	360.00	Jun 2027	31	3,100	59,583	(57,630)
BOA	Apple, Inc.	USD	370.00	Jun 2027	31	3,100	50,717	(48,679)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	40	4,000	187,547	(142,717)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	30	3,000	138,000	(107,037)
GSI	Broadcom, Inc.	USD	410.00	Jan 2027	40	4,000	164,701	(115,326)
JPM	Canadian Natural Resources, Ltd.	USD	50.00	Jan 2027	92	9,200	25,383	(32,398)
JPM	Canadian Natural Resources, Ltd.	USD	52.50	Jan 2027	92	9,200	18,185	(22,767)
JPM	Canadian Natural Resources, Ltd.	USD	55.00	Jan 2027	92	9,200	12,805	(15,790)
JPM	Canadian Natural Resources, Ltd.	USD	57.50	Jan 2027	92	9,200	9,723	(10,944)
NOM	DoorDash, Inc., Class A	USD	230.00	Jan 2027	27	2,700	84,294	(70,276)
BOA	DoorDash, Inc., Class A	USD	175.00	Mar 2027	45	4,500	115,083	(306,867)
BOA	DoorDash, Inc., Class A	USD	180.00	Mar 2027	45	4,500	107,047	(289,600)
BOA	DoorDash, Inc., Class A	USD	185.00	Mar 2027	45	4,500	99,495	(272,857)
BOA	DoorDash, Inc., Class A	USD	190.00	Mar 2027	45	4,500	92,360	(256,662)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	26	2,600	20,515	(3,688)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	21	2,100	15,022	(2,978)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	18	1,800	13,433	(2,553)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	26	2,600	16,170	(2,247)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	21	2,100	11,842	(1,815)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	18	1,800	10,167	(1,555)
GSI	Ingersoll Rand, Inc.	USD	80.00	Mar 2027	61	6,100	32,880	(41,728)
GSI	Ingersoll Rand, Inc.	USD	85.00	Mar 2027	61	6,100	24,445	(29,641)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	10	1,000	34,829	(49,257)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	18	1,800	48,366	(88,662)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2027	17	1,700	51,472	(73,457)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	17	1,700	41,423	(55,423)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	10	1,000	24,811	(32,602)
BARC	Mastercard, Inc., Class A	USD	550.00	Jun 2027	15	1,500	53,735	(126,839)
BARC	Mastercard, Inc., Class A	USD	560.00	Jun 2027	15	1,500	46,249	(117,106)
BARC	Mastercard, Inc., Class A	USD	580.00	Jun 2027	15	1,500	37,879	(99,003)
BARC	Mastercard, Inc., Class A	USD	590.00	Jun 2027	15	1,500	35,189	(90,657)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Revvity, Inc.	USD	105.00	Dec 2026	20	2,000	$21,181	$(56,270)
WFB	Revvity, Inc.	USD	110.00	Dec 2026	20	2,000	16,976	(48,391)
WFB	Revvity, Inc.	USD	115.00	Dec 2026	20	2,000	13,372	(40,953)
WFB	Revvity, Inc.	USD	120.00	Dec 2026	20	2,000	10,368	(34,080)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	13	1,300	28,444	(61,338)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	25	2,500	40,550	(117,958)
CITI	Visa, Inc., Class A	USD	360.00	Jan 2027	25	2,500	45,175	(90,229)
CITI	Visa, Inc., Class A	USD	365.00	Jan 2027	13	1,300	19,292	(42,520)
CITI	Visa, Inc., Class A	USD	375.00	Jan 2027	25	2,500	33,175	(66,170)
GSI	Visa, Inc., Class A	USD	360.00	Jun 2027	22	2,200	48,005	(111,082)
GSI	Visa, Inc., Class A	USD	370.00	Jun 2027	22	2,200	39,625	(97,647)
GSI	Visa, Inc., Class A	USD	380.00	Jun 2027	22	2,200	34,636	(85,229)
GSI	Visa, Inc., Class A	USD	390.00	Jun 2027	22	2,200	28,218	(73,857)
WFB	Waters Corp.	USD	380.00	Jan 2027	13	1,300	46,000	(75,634)
WFB	Waters Corp.	USD	390.00	Jan 2027	13	1,300	37,818	(66,881)
WFB	Waters Corp.	USD	400.00	Jan 2027	13	1,300	32,366	(58,676)
WFB	Waters Corp.	USD	410.00	Jan 2027	13	1,300	28,472	(51,050)
UBS	Yum! Brands, Inc.	USD	165.00	Jan 2027	44	4,400	35,052	(21,099)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	3,886	(1,154)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	4,304	(1,154)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	23	2,300	15,894	(4,424)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,144	(851)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,505	(851)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	23	2,300	12,925	(3,262)
UBS	Yum! Brands, Inc.	USD	165.00	Jun 2027	19	1,900	16,954	(17,707)
UBS	Yum! Brands, Inc.	USD	170.00	Jun 2027	19	1,900	13,755	(14,228)
UBS	Yum! Brands, Inc.	USD	175.00	Jun 2027	19	1,900	11,031	(11,247)
UBS	Yum! Brands, Inc.	USD	180.00	Jun 2027	19	1,900	8,568	(8,746)
							$3,787,359	$(5,673,316)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
NOM	Nomura Global Financial Products, Inc.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 61.8%
U.S. Government – 31.5%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,288,000	$1,392,820
1.375%, 11/15/2040 to 08/15/2050	22,098,000	12,227,512
1.625%, 11/15/2050	14,697,000	7,315,776
1.750%, 08/15/2041	18,120,000	11,775,877
2.000%, 11/15/2041	36,936,000	24,787,519
2.250%, 08/15/2049	14,609,000	8,684,366
2.375%, 02/15/2042	16,837,000	11,891,131
2.750%, 08/15/2047 to 11/15/2047	20,254,000	13,711,519
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 02/15/2048 to 02/15/2049	$36,935,000	$25,891,133
4.625%, 11/15/2055	20,183,000	18,297,151
5.000%, 05/15/2056	30,970,000	29,847,338
5.125%, 08/15/2046	33,192,000	32,735,610
U.S. Treasury Notes
3.500%, 10/15/2028 to 02/15/2029	15,107,000	14,841,438
3.625%, 03/31/2030 to 12/31/2030	42,814,000	41,438,705
3.750%, 12/31/2028 to 06/30/2030	30,023,000	29,396,925

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.875%, 04/30/2030 to 08/31/2032	$43,573,000	$42,535,331
4.000%, 07/31/2030 to 01/31/2033	21,278,000	20,682,313
4.125%, 10/31/2027 to 08/31/2030	62,833,000	62,525,231
4.250%, 08/15/2029	11,388,000	11,339,957
4.375%, 07/31/2031 to 08/31/2031	72,861,000	72,464,196
4.500%, 08/31/2033	15,930,000	15,825,459
4.625%, 02/15/2035 to 08/15/2036	12,189,000	12,071,026
4.875%, 10/31/2028	9,562,000	9,661,355
		531,339,688
U.S. Government Agency – 30.3%
Federal Home Loan Mortgage Corp.
2.000%, 10/01/2031	938,099	888,605
2.500%, 07/01/2033 to 04/01/2052	34,492,491	29,033,751
3.000%, 09/01/2030 to 01/01/2050	34,767,628	30,901,723
4.000%, 03/01/2050	2,951,096	2,750,075
4.139%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.622%), 02/01/2050 (A)	750,472	753,924
4.159%, (30 day Average SOFR + 2.304%), 05/01/2053 (A)	2,417,453	2,444,565
4.235%, (30 day Average SOFR + 2.340%), 07/01/2056 (A)	830,551	809,212
4.299%, (30 day Average SOFR + 2.182%), 06/01/2056 (A)	1,484,183	1,433,215
4.500%, 06/01/2039 to 11/01/2040	12,641,686	12,351,929
4.571%, (30 day Average SOFR + 2.161%), 07/01/2056 (A)	2,932,608	2,866,906
4.606%, (30 day Average SOFR + 2.138%), 05/01/2056 (A)	7,298,643	7,137,073
4.610%, (30 day Average SOFR + 2.117%), 08/01/2056 (A)	924,872	904,021
4.689%, (30 day Average SOFR + 2.334%), 10/01/2054 (A)	1,084,896	1,077,260
4.716%, (30 day Average SOFR + 2.192%), 03/01/2056 (A)	2,489,403	2,445,787
4.770%, (30 day Average SOFR + 2.095%), 06/01/2056 (A)	1,424,131	1,398,343
4.783%, (30 day Average SOFR + 2.147%), 01/01/2055 (A)	1,366,903	1,367,874
4.784%, (30 day Average SOFR + 2.098%), 07/01/2056 (A)	1,825,673	1,810,440
4.858%, (30 day Average SOFR + 2.100%), 07/01/2056 (A)	893,000	886,510
4.928%, (30 day Average SOFR + 2.256%), 02/01/2054 (A)	502,040	500,740
4.946%, (30 day Average SOFR + 2.140%), 02/01/2056 (A)	2,382,892	2,372,252
4.951%, (30 day Average SOFR + 2.114%), 08/01/2056 (A)	819,000	810,300
5.000%, 04/01/2053	6,248,925	6,088,429
5.000%, 05/01/2053 to 08/01/2053 (B)	7,231,985	7,049,089
5.050%, (30 day Average SOFR + 2.106%), 08/01/2055 (A)	3,737,560	3,736,229
5.159%, (30 day Average SOFR + 2.203%), 06/01/2055 (A)	1,108,755	1,112,105
5.305%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	855,153	857,706
5.318%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	652,612	655,821
5.379%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	421,336	422,984
5.430%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	1,097,652	1,102,574
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.500%, 05/01/2055	$6,430,835	$6,387,617
5.559%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	1,114,628	1,123,120
6.000%, 09/01/2054 to 10/01/2054	10,608,830	10,922,560
6.500%, 10/01/2054 to 10/01/2055	1,639,548	1,721,141
Federal National Mortgage Association
2.000%, 02/01/2031 to 04/01/2042	14,426,200	12,914,088
2.500%, 08/01/2041 to 05/01/2052	20,593,285	17,349,334
2.690%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	588,238	562,578
3.000%, 10/01/2030 to 02/01/2055	77,462,029	68,914,268
4.000%, 01/01/2027 to 12/01/2048	2,631,561	2,487,680
4.086%, (30 day Average SOFR + 2.310%), 07/01/2056 (A)	844,727	820,543
4.106%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,107,759	1,127,449
4.124%, (30 day Average SOFR + 2.125%), 11/01/2052 (A)	923,351	937,060
4.132%, (30 day Average SOFR + 2.135%), 10/01/2052 (A)	3,117,684	3,166,411
4.278%, (30 day Average SOFR + 2.310%), 07/01/2056 (A)	838,812	820,789
4.319%, (30 day Average SOFR + 2.157%), 01/01/2055 (A)	1,274,652	1,297,892
4.359%, (30 day Average SOFR + 2.126%), 07/01/2052 (A)	1,284,598	1,274,112
4.500%, 03/01/2043 to 02/01/2046	1,380,051	1,341,211
4.575%, (30 day Average SOFR + 2.050%), 02/01/2056 (A)(B)	986,467	967,574
4.578%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	1,496,345	1,490,390
4.579%, (30 day Average SOFR + 2.105%), 07/01/2056 (A)	1,917,771	1,878,885
4.613%, (30 day Average SOFR + 2.161%), 08/01/2055 (A)	1,644,253	1,634,527
4.614%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	751,873	749,126
4.651%, (30 day Average SOFR + 2.310%), 09/01/2056 (A)	909,000	898,378
4.664%, (30 day Average SOFR + 2.300%), 04/01/2053 (A)	5,333,112	5,307,456
4.665%, (30 day Average SOFR + 2.057%), 04/01/2056 (A)	557,291	551,856
4.694%, (30 day Average SOFR + 2.310%), 06/01/2056 (A)	671,678	664,449
4.771%, (30 day Average SOFR + 2.196%), 03/01/2056 (A)	975,370	962,805
4.800%, (30 day Average SOFR + 2.050%), 06/01/2056 (A)	1,044,620	1,038,768
4.804%, (30 day Average SOFR + 2.070%), 01/01/2056 (A)	1,252,638	1,238,685
4.807%, (30 day Average SOFR + 2.087%), 01/01/2056 (A)	1,025,502	1,014,122
4.814%, (30 day Average SOFR + 2.158%), 05/01/2056 (A)	5,563,849	5,496,205
4.834%, (30 day Average SOFR + 2.123%), 06/01/2056 (A)	2,980,892	2,967,656
4.869%, (30 day Average SOFR + 2.300%), 06/01/2056 (A)	1,392,767	1,387,308
4.948%, (30 day Average SOFR + 2.121%), 08/01/2056 (A)	4,715,290	4,680,090

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.975%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	$1,214,441	$1,207,820
5.000%, TBA (B)	400,000	386,094
5.000%, 02/01/2053 to 04/01/2054 (B)	10,364,181	10,102,425
5.000%, 03/01/2053 to 04/01/2054	17,914,358	17,451,197
5.016%, (30 day Average SOFR + 2.300%), 04/01/2056 (A)	786,198	781,209
5.152%, (30 day Average SOFR + 2.318%), 02/01/2055 (A)	1,698,953	1,703,717
5.288%, (30 day Average SOFR + 2.339%), 08/01/2054 (A)	1,525,462	1,537,010
5.500%, TBA (B)	38,000,000	37,617,252
5.500%, 02/01/2054 to 07/01/2055	30,571,953	30,419,317
5.576%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	1,076,708	1,090,123
5.600%, (30 day Average SOFR + 2.106%), 12/01/2053 (A)	595,012	602,547
6.000%, 12/01/2053 to 11/01/2055	25,773,987	26,379,895
6.500%, 09/01/2054 to 11/01/2055	3,000,624	3,149,903
Government National Mortgage Association
2.000%, 10/20/2050 to 02/20/2051	57,206,368	45,976,849
2.500%, 12/20/2037 to 07/20/2050	8,915,904	7,668,507
3.000%, 06/20/2043 to 10/20/2050	6,208,074	5,492,550
3.500%, 04/20/2048 to 05/20/2052	13,431,777	12,053,527
4.000%, 10/20/2052	9,932,801	9,146,845
4.500%, 11/20/2052	1,597,880	1,518,292
6.000%, 01/20/2053	4,211,126	4,326,821
		510,677,475
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,060,818,021)		$1,042,017,163
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	1,910,000	1,915,598
Chile – 0.1%
Republic of Chile 4.350%, 04/13/2031	751,000	730,310
Colombia – 0.0%
Barranquilla Distrito Especial Industrial y Portuario 7.350%, 07/23/2031 (C)	471,000	483,246
Israel – 0.1%
State of Israel
3.875%, 07/03/2050	898,000	625,882
4.500%, 01/13/2031	888,000	864,584
		1,490,466
Mexico – 0.3%
Government of Mexico
3.500%, 02/12/2034	2,531,000	2,137,430
4.400%, 02/12/2052	1,065,000	730,590
4.500%, 01/31/2050	720,000	511,200
4.600%, 01/23/2046	813,000	603,327
4.600%, 02/10/2048	728,000	530,712
4.750%, 03/08/2044	760,000	592,420
6.750%, 02/09/2056	584,000	547,500
		5,653,179
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)(D)	1,771,000	1,546,118
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland – 0.1%
Republic of Poland
5.375%, 04/14/2036	$1,487,000	$1,465,833
6.125%, 04/14/2056	706,000	679,892
		2,145,725
United Arab Emirates – 0.0%
Abu Dhabi Government 3.125%, 09/30/2049 (C)	562,000	360,285
Uruguay – 0.1%
Republic of Uruguay 5.442%, 02/14/2037	848,000	844,608
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,361,993)		$15,169,535
CORPORATE BONDS – 25.0%
Communication services – 1.9%
Alphabet, Inc.
4.700%, 11/15/2035	1,664,000	1,576,386
4.875%, 08/15/2031	1,453,000	1,443,680
5.300%, 05/15/2065	790,000	665,729
5.450%, 08/15/2036	1,453,000	1,441,549
6.250%, 08/15/2046	630,000	633,124
6.375%, 08/15/2056	266,000	267,655
6.500%, 08/15/2066	630,000	630,183
AT&T, Inc.
3.500%, 06/01/2041	526,000	389,982
3.500%, 09/15/2053	645,000	393,584
3.550%, 09/15/2055	991,000	600,736
3.650%, 09/15/2059	515,000	310,177
3.800%, 12/01/2057	717,000	450,424
4.400%, 04/30/2031 (D)	999,000	971,288
4.750%, 04/30/2033	578,000	556,062
5.250%, 10/30/2036	1,887,000	1,803,619
5.550%, 11/01/2045	483,000	430,936
5.850%, 04/30/2046	1,067,000	982,534
6.000%, 04/30/2056	827,000	753,037
6.200%, 10/30/2056 (D)	1,088,000	1,021,493
6.300%, 10/30/2066	544,000	507,341
Beignet Investor LLC 6.581%, 05/30/2049 (C)	613,000	587,260
Bell Canada 5.450%, 11/15/2036 (D)	1,457,000	1,413,209
Charter Communications Operating LLC
3.500%, 03/01/2042	569,000	382,997
3.900%, 06/01/2052	1,355,000	822,883
6.050%, 02/15/2032	751,000	751,822
6.550%, 06/01/2034	923,000	921,588
6.700%, 12/01/2055 (D)	725,000	658,021
6.950%, 08/15/2036	501,000	501,990
Comcast Corp.
2.987%, 11/01/2063	616,000	299,426
4.049%, 11/01/2052	530,000	353,855
5.350%, 05/15/2053	291,000	239,461
6.050%, 05/15/2055 (D)	291,000	265,857
Meta Platforms, Inc.
5.250%, 05/15/2036 (D)	811,000	780,530
5.500%, 11/15/2045	476,000	413,074
Orange SA
4.000%, 01/13/2029 (C)(D)	1,073,000	1,053,533
4.250%, 01/13/2031 (C)	1,580,000	1,522,302
4.750%, 01/13/2033 (C)	1,699,000	1,635,515
5.000%, 01/13/2036 (C)	992,000	943,166
Verizon Communications, Inc.
2.987%, 10/30/2056	825,000	456,149
5.750%, 11/30/2045	314,000	293,106

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
6.200%, (6.200% to 5-14-36, then 5 Year CMT + 2.042%), 05/14/2056	$5,000	$4,825
6.600%, (6.600% to 2-15-34, then 5 Year CMT + 2.048% to 2-15-39, then 5 Year CMT + 2.298% to 2-15-54, then 5 Year CMT + 3.048%), 02/15/2059	1,449,000	1,449,725
		31,579,813
Consumer discretionary – 1.5%
Amazon.com, Inc.
4.250%, 03/13/2031	1,634,000	1,584,586
4.600%, 07/09/2029	1,288,000	1,282,112
4.650%, 11/20/2035	1,332,000	1,255,065
4.800%, 07/09/2031	2,220,000	2,199,679
5.100%, 07/09/2033	1,234,000	1,220,013
5.550%, 11/20/2065	621,000	538,102
5.650%, 03/13/2046	892,000	836,313
5.800%, 03/13/2056	539,000	497,180
5.950%, 03/13/2066	293,000	269,670
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	1,122,000	764,248
Ford Motor Credit Company LLC
2.900%, 02/10/2029	2,691,000	2,537,028
5.869%, 10/31/2035	932,000	899,932
6.467%, 05/22/2036 (D)	932,000	935,519
General Motors Financial Company, Inc. 2.700%, 06/10/2031	1,524,000	1,357,640
Hyundai Capital America
4.500%, 09/18/2030 (C)	723,000	703,667
4.750%, 04/06/2029 (C)	1,333,000	1,322,822
5.000%, 04/07/2031 (C)(D)	990,000	977,701
5.150%, 03/27/2030 (C)	820,000	819,033
Lowe's Companies, Inc.
3.500%, 04/01/2051	665,000	439,785
4.250%, 03/15/2031	497,000	480,799
4.250%, 04/01/2052	1,225,000	912,729
McDonald's Corp. 6.300%, 03/01/2038	839,000	888,761
Royal Caribbean Cruises, Ltd. 5.550%, 01/20/2034	1,937,000	1,925,561
The Home Depot, Inc. 3.625%, 04/15/2052	535,000	369,250
		25,017,195
Consumer staples – 1.3%
Altria Group, Inc. 3.875%, 09/16/2046	453,000	323,062
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,885,000	2,732,930
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	560,000	552,104
Archer-Daniels-Midland Company 5.269%, 09/01/2036	874,000	862,272
BAT Capital Corp.
4.540%, 08/15/2047	1,162,000	919,940
5.300%, 08/05/2033	1,299,000	1,292,024
5.550%, 08/05/2036	1,299,000	1,286,065
6.250%, 08/15/2055 (D)	823,000	804,821
7.081%, 08/02/2053 (D)	304,000	329,274
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	484,000	469,767
Haleon US Capital LLC
4.875%, 08/21/2031	1,208,000	1,200,425
5.375%, 08/21/2036	724,000	719,186
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Imperial Brands Finance PLC
4.875%, 02/07/2032 (C)	$617,000	$603,474
5.500%, 07/07/2036 (C)	653,000	633,179
5.625%, 07/01/2035 (C)	1,203,000	1,186,808
JBS NV
3.000%, 05/15/2032	1,084,000	954,740
3.625%, 01/15/2032	1,458,000	1,339,382
5.750%, 04/01/2033	358,000	363,101
6.500%, 12/01/2052	756,000	732,768
7.250%, 11/15/2053	1,158,000	1,224,385
Philip Morris International, Inc.
4.125%, 04/28/2028	1,819,000	1,803,621
4.375%, 04/30/2030	1,307,000	1,281,038
		21,614,366
Energy – 1.2%
Enbridge, Inc.
4.850%, 03/27/2031	1,587,000	1,568,391
5.450%, 03/27/2036	1,180,000	1,164,321
Energy Transfer LP
5.250%, 07/01/2029	339,000	342,304
6.000%, 02/01/2029 (C)(D)	1,015,000	1,020,218
Equinor ASA
4.750%, 11/14/2035	1,097,000	1,050,621
5.125%, 06/03/2035	133,000	132,075
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)(D)	852,552	759,445
2.625%, 03/31/2036 (C)	1,203,000	1,034,367
Green Palm Bidco Sarl 6.462%, 06/30/2046 (C)	1,060,000	1,036,643
Harbour Energy Finance 2 PLC 5.929%, 08/19/2033 (C)	1,715,000	1,707,728
MPLX LP
4.700%, 11/01/2029	1,696,000	1,683,425
5.000%, 05/01/2032	2,121,000	2,088,861
5.300%, 04/01/2036	984,000	951,758
6.100%, 04/01/2056	467,000	447,265
ONEOK, Inc.
5.700%, 11/01/2054	1,199,000	1,091,434
6.250%, 10/15/2055 (D)	719,000	705,642
Schlumberger Investment SA 5.150%, 05/07/2036 (D)	1,482,000	1,450,164
TotalEnergies Capital USA LLC
4.569%, 01/13/2033	482,000	466,140
4.857%, 01/13/2036	968,000	931,231
		19,632,033
Financials – 6.5%
AEGON Funding Company LLC 5.625%, 05/07/2036	988,000	961,324
Ameriprise Financial, Inc. 5.350%, 06/15/2036	1,309,000	1,279,798
Apollo Global Management, Inc. 5.700%, 03/30/2036	494,000	487,765
Arch Capital Group, Ltd. 5.250%, 06/15/2036	874,000	850,881
Ares Management Corp. 5.600%, 10/11/2054 (D)	835,000	733,023
Athene Holding, Ltd. 6.150%, 08/15/2036 (D)	1,308,000	1,294,081
Banco Bilbao Vizcaya Argentaria SA 4.977%, 09/03/2029 (B)	1,800,000	1,795,762
Bank of America Corp. 4.477%, (4.477% to 4-23-29, then Overnight SOFR + 0.870%), 04/23/2030	3,621,000	3,578,530

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of Montreal 5.298%, (5.298% to 6-2-36, then Overnight SOFR + 1.208%), 06/02/2037	$1,343,000	$1,312,162
Banque Federative du Credit Mutuel SA
4.786%, 07/09/2029 (C)	1,551,000	1,538,872
5.152%, (5.152% to 7-9-31, then Overnight SOFR + 1.200%), 07/09/2032 (C)	1,734,000	1,705,050
Blue Owl Finance LLC 6.750%, 08/18/2036 (D)	1,147,000	1,144,291
Brookfield Asset Management, Ltd.
4.832%, 04/15/2031	1,532,000	1,500,555
5.298%, 01/15/2036 (D)	871,000	834,417
Citizens Bank NA 4.192%, (4.192% to 1-29-28, then Overnight SOFR + 0.700%), 01/29/2029	2,070,000	2,051,502
Danantara Investment Management PT 5.350%, 06/18/2031 (C)	1,469,000	1,457,604
Fifth Third Bancorp 5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	974,000	931,658
HSBC Holdings PLC
5.243%, (5.243% to 8-14-31, then Overnight SOFR + 1.160%), 08/14/2032	2,014,000	2,001,079
5.729%, (5.729% to 8-14-36, then Overnight SOFR + 1.470%), 08/14/2037	1,714,000	1,698,347
Intercontinental Exchange, Inc.
4.700%, 08/20/2029	1,699,000	1,693,764
4.900%, 09/01/2031	1,740,000	1,731,211
5.150%, 09/01/2033	712,000	708,906
Jackson Financial, Inc. 6.150%, 01/15/2037	1,623,000	1,587,195
Lloyds Banking Group PLC
5.668%, (5.668% to 2-10-46, then 1 Year CMT + 0.820%), 02/10/2047 (D)	680,000	643,369
5.696%, (5.696% to 8-17-36, then 1 Year CMT + 1.000%), 08/17/2037	1,443,000	1,430,178
Mitsubishi UFJ Financial Group, Inc.
5.057%, (5.057% to 1-14-36, then 1 Year CMT + 0.900%), 01/14/2037	559,000	534,863
5.868%, (5.868% to 4-21-46, then 1 Year CMT + 0.980%), 04/21/2047	508,000	494,088
6.049%, (6.049% to 7-24-46, then 1 Year CMT + 0.930%), 07/24/2047 (D)	550,000	547,257
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	1,861,000	1,831,217
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	578,000	568,396
4.493%, (4.493% to 1-16-31, then Overnight SOFR + 0.950%), 01/16/2032	2,746,000	2,661,489
4.555%, (4.555% to 4-10-29, then SOFR Compounded Index + 0.960%), 04/10/2030	1,731,000	1,711,400
4.708%, (4.708% to 3-12-31, then Overnight SOFR + 1.195%), 03/12/2032	3,470,000	3,387,221
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	$853,000	$806,228
5.073%, (5.073% to 1-30-36, then Overnight SOFR + 1.184%), 01/30/2037	1,756,000	1,674,051
5.170%, (5.170% to 7-14-31, then SOFR Compounded Index + 1.158%), 07/14/2032	1,242,000	1,232,742
5.296%, (5.296% to 4-10-36, then SOFR Compounded Index + 1.410%), 04/10/2037 (D)	1,569,000	1,517,487
5.605%, (5.605% to 7-17-36, then SOFR Compounded Index + 1.429%), 07/17/2037	492,000	487,127
Morgan Stanley Bank NA 4.788%, (4.788% to 5-10-29, then SOFR Compounded Index + 0.974%), 05/10/2030	1,175,000	1,169,200
Morgan Stanley Private Bank NA
4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	3,325,000	3,268,257
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	6,479,000	6,300,012
National Securities Clearing Corp. 4.700%, 06/09/2031 (C)	1,050,000	1,038,138
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028 (D)	2,312,000	2,310,379
RLI Corp. 5.375%, 06/01/2036	782,000	747,106
Standard Chartered PLC 5.706%, (5.706% to 3-5-46, then 1 Year CMT + 1.100%), 03/05/2047 (C)(D)	1,226,000	1,151,666
State Street Bank & Trust Company 5.217%, 07/23/2034 (D)	1,081,000	1,077,924
Sumitomo Mitsui Financial Group, Inc. 5.296%, (5.296% to 7-7-36, then Overnight SOFR + 1.290%), 07/07/2037 (D)	1,181,000	1,144,841
The Bank of Nova Scotia
4.578%, (4.578% to 6-5-28, then Overnight SOFR + 0.660%), 06/05/2029	458,000	455,987
4.904%, (4.904% to 6-5-31, then Overnight SOFR + 0.970%), 06/05/2032	1,844,000	1,815,409
The Charles Schwab Corp.
5.108%, (5.108% to 8-12-31, then Overnight SOFR + 0.950%), 08/12/2032	1,737,000	1,728,548
5.655%, (5.655% to 8-12-36, then Overnight SOFR + 1.320%), 08/12/2037	1,208,000	1,204,010
The Goldman Sachs Group, Inc.
4.148%, (4.148% to 1-21-28, then Overnight SOFR + 0.710%), 01/21/2029	578,000	572,844
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	2,396,000	2,316,151

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
4.516%, (4.516% to 1-21-31, then Overnight SOFR + 0.960%), 01/21/2032	$567,000	$549,241
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	1,634,000	1,543,023
4.972%, (4.972% to 6-3-31, then Overnight SOFR + 1.030%), 06/03/2032	3,788,000	3,729,013
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	862,000	861,540
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	1,956,000	1,857,243
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	2,901,000	2,848,925
5.425%, (5.425% to 6-3-36, then Overnight SOFR + 1.310%), 06/03/2037	874,000	851,167
5.541%, (5.541% to 1-21-46, then Overnight SOFR + 1.320%), 01/21/2047	584,000	537,876
5.655%, (5.655% to 7-21-36, then Overnight SOFR + 1.450%), 07/21/2037	510,000	505,244
6.215%, (6.215% to 7-21-56, then Overnight SOFR + 1.820%), 07/21/2057	420,000	415,511
The PNC Financial Services Group, Inc.
4.075%, (4.075% to 1-26-28, then Overnight SOFR + 0.610%), 01/26/2029	1,804,000	1,790,788
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,280,000	1,256,815
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	720,000	709,631
5.423%, (5.423% to 1-25-36, then 5 Year CMT + 1.170%), 01/25/2041	536,000	512,842
5.463%, (5.463% to 7-21-36, then Overnight SOFR + 1.267%), 07/21/2037	837,000	824,160
The Travelers Companies, Inc. 4.950%, 07/24/2031	1,246,000	1,240,243
Truist Financial Corp.
4.597%, (4.597% to 1-27-31, then Overnight SOFR + 0.965%), 01/27/2032	1,912,000	1,861,443
4.680%, (4.680% to 4-23-31, then Overnight SOFR + 1.087%), 04/23/2032	1,487,000	1,450,307
5.281%, (5.281% to 4-23-36, then Overnight SOFR + 1.414%), 04/23/2037	1,487,000	1,436,458
U.S. Bancorp
4.481%, (4.481% to 1-26-31, then Overnight SOFR + 0.867%), 01/26/2032 (D)	2,100,000	2,043,615
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp (continued)
5.033%, (5.033% to 1-26-36, then Overnight SOFR + 1.101%), 01/26/2037 (D)	$1,051,000	$1,008,581
5.470%, (5.470% to 7-27-36, then Overnight SOFR + 1.248%), 07/27/2037	565,000	558,651
UBS AG 5.053%, (5.053% to 8-7-31, then Overnight SOFR + 0.960%), 08/07/2032	1,048,000	1,039,490
UBS Group AG
4.588%, (4.588% to 8-10-31, then Overnight SOFR + 1.050%), 08/10/2032 (C)	1,252,000	1,211,158
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	1,357,000	1,262,110
		110,610,437
Health care – 2.1%
AbbVie, Inc.
3.200%, 11/21/2029	2,046,000	1,949,130
4.050%, 11/21/2039	1,751,000	1,492,645
4.250%, 11/21/2049	2,018,000	1,572,500
4.400%, 03/15/2033	786,000	753,427
4.450%, 05/14/2046	246,000	202,891
4.500%, 05/14/2035	1,155,000	1,086,942
4.650%, 03/15/2030	1,131,000	1,123,725
4.800%, 03/15/2027	1,387,000	1,390,253
5.050%, 09/15/2033	1,211,000	1,199,674
5.050%, 03/15/2034	799,000	790,401
5.200%, 03/15/2035	668,000	661,692
5.300%, 09/15/2036	969,000	958,364
5.450%, 09/15/2038	969,000	956,546
Alcon Finance Corp. 5.375%, 12/06/2032 (C)(D)	1,678,000	1,688,661
Amgen, Inc.
4.850%, 02/19/2036 (D)	1,220,000	1,163,714
5.500%, 02/19/2046	295,000	277,135
5.600%, 03/02/2043	800,000	770,004
5.650%, 02/19/2056	1,102,000	1,027,615
AstraZeneca Finance LLC 4.000%, 03/02/2031	566,000	544,902
CVS Health Corp. 5.050%, 03/25/2048 (D)	1,455,000	1,231,395
Gilead Sciences, Inc.
4.000%, 09/01/2036	419,000	375,504
4.600%, 05/20/2031	1,223,000	1,203,059
HCA, Inc. 5.900%, 06/01/2053	416,000	386,087
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	787,000	767,442
5.300%, 05/19/2053	285,000	254,855
5.340%, 05/19/2063	289,000	252,298
Pfizer, Inc.
4.200%, 11/15/2030 (D)	1,592,000	1,554,062
4.875%, 11/15/2035	2,191,000	2,113,321
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	1,060,000	1,027,943
4.374%, 12/02/2032 (C)	516,000	498,524
Royalty Pharma PLC
2.200%, 09/02/2030	288,000	258,573
3.300%, 09/02/2040	285,000	214,081
3.550%, 09/02/2050	1,302,000	870,679
5.200%, 09/25/2035	1,152,000	1,119,496

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc.
3.050%, 05/15/2041	$257,000	$187,018
3.250%, 05/15/2051	233,000	149,294
5.500%, 07/15/2044	671,000	633,380
5.625%, 07/15/2054	537,000	498,472
VSP Optical Group, Inc.
5.400%, 06/01/2033 (C)	1,467,000	1,450,446
5.650%, 06/01/2036 (C)(D)	1,399,000	1,387,935
		36,044,085
Industrials – 3.0%
Booz Allen Hamilton, Inc. 5.375%, 01/30/2030	964,000	961,861
Caterpillar Financial Services Corp.
4.200%, 05/15/2028	2,914,000	2,898,536
4.375%, 08/16/2029	627,000	622,144
4.500%, 05/15/2031	1,074,000	1,055,555
Crowley Conro LLC 4.181%, 08/15/2043	621,008	562,382
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	1,355,250	1,352,467
4.950%, 07/10/2028	2,231,000	2,234,010
5.250%, 07/10/2030	2,293,000	2,297,124
Eaton Corp.
4.500%, 03/06/2033	611,000	588,478
4.800%, 03/06/2036	549,000	524,748
Embraer Netherlands Finance BV
5.400%, 01/09/2038 (D)	847,000	810,971
5.980%, 02/11/2035	416,000	424,753
GE Vernova, Inc. 5.500%, 02/04/2056 (D)	1,103,000	1,022,398
General Electric Company
4.300%, 07/29/2030	1,679,000	1,645,916
4.900%, 01/29/2036 (D)	1,526,000	1,483,993
Honeywell Aerospace, Inc.
3.900%, 03/16/2028	2,982,000	2,949,176
4.000%, 03/16/2029	1,789,000	1,756,102
4.300%, 03/16/2031	2,739,000	2,662,252
4.600%, 03/16/2033	2,539,000	2,454,982
5.622%, 03/16/2046	610,000	582,613
5.732%, 03/16/2056	327,000	310,714
5.852%, 03/16/2066	126,000	119,900
Howmet Aerospace, Inc.
4.750%, 04/15/2036	736,000	700,667
4.850%, 10/15/2031	743,000	735,923
John Deere Capital Corp.
4.375%, 04/15/2031	809,000	791,182
4.650%, 01/07/2028	971,000	973,701
5.150%, 09/08/2026	1,020,000	1,020,223
Norfolk Southern Corp. 5.100%, 05/01/2035	959,000	943,888
Northrop Grumman Corp.
4.650%, 07/15/2030	796,000	788,570
5.250%, 07/15/2035	739,000	734,621
Novartis Capital Corp.
4.600%, 03/18/2033	1,134,000	1,104,708
4.600%, 11/05/2035	809,000	772,238
4.900%, 03/18/2036	3,328,000	3,223,431
5.600%, 03/18/2046	344,000	334,196
5.700%, 03/18/2056	275,000	266,847
RTX Corp.
6.100%, 03/15/2034	1,782,000	1,873,129
6.400%, 03/15/2054 (D)	1,222,000	1,279,827
Siemens Funding BV
4.600%, 05/28/2030 (C)	1,306,000	1,296,170
5.200%, 05/28/2035 (C)	1,091,000	1,085,233
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Siemens Funding BV (continued)
5.800%, 05/28/2055 (C)(D)	$798,000	$783,740
The Boeing Company
5.805%, 05/01/2050	968,000	912,485
6.858%, 05/01/2054	578,000	619,175
Union Pacific Corp. 5.600%, 12/01/2054 (D)	431,000	407,897
Veralto Corp. 4.850%, 01/15/2032	1,165,000	1,145,680
		51,114,606
Information technology – 1.9%
Accenture Capital, Inc. 5.000%, 07/10/2031	3,000	2,988
Advanced Micro Devices, Inc.
5.250%, 08/17/2033 (D)	1,415,000	1,398,951
5.500%, 08/17/2036 (D)	1,257,000	1,234,216
Apple, Inc.
2.375%, 02/08/2041	399,000	274,607
2.650%, 05/11/2050	770,000	448,934
3.950%, 08/08/2052	1,049,000	774,458
Broadcom, Inc.
4.550%, 02/15/2032	1,390,000	1,330,994
4.600%, 07/15/2030	283,000	277,174
4.800%, 10/15/2034	1,947,000	1,821,929
4.900%, 07/15/2032	1,129,000	1,095,431
5.200%, 07/15/2035	595,000	567,018
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)	300,000	302,526
6.300%, 01/25/2039 (C)	408,000	419,635
Intel Corp.
2.800%, 08/12/2041	471,000	316,132
3.250%, 11/15/2049	276,000	169,990
4.650%, 06/01/2031	1,064,000	1,037,871
5.000%, 08/15/2033	798,000	774,887
5.300%, 05/15/2036	511,000	492,526
5.625%, 02/10/2043	314,000	291,689
5.900%, 02/10/2063	413,000	369,526
6.125%, 05/15/2056	370,000	348,921
6.200%, 05/15/2066	693,000	645,872
NVIDIA Corp.
5.550%, 06/15/2046 (D)	991,000	910,903
5.625%, 06/15/2056 (D)	369,000	331,293
Oracle Corp.
3.600%, 04/01/2050	1,611,000	934,884
4.000%, 07/15/2046	648,000	415,538
4.550%, 02/04/2029	774,000	756,464
4.800%, 09/26/2032 (D)	885,000	818,262
4.950%, 02/04/2031 (D)	1,287,000	1,233,245
5.200%, 09/26/2035	587,000	526,597
5.350%, 05/04/2033 (D)	662,000	623,782
5.375%, 09/27/2054	716,000	523,979
5.550%, 02/06/2053	592,000	447,963
5.700%, 02/04/2036 (D)	1,009,000	932,965
5.875%, 09/26/2045 (D)	1,128,000	930,189
6.000%, 08/03/2055	426,000	343,190
6.700%, 02/04/2056	740,000	651,769
6.850%, 02/04/2066	242,000	212,479
Skyworks Solutions, Inc.
5.000%, 08/10/2028	413,000	412,764
5.750%, 01/10/2032	590,000	585,673
Sopaipilla Investor LLC 7.534%, 11/30/2048 (C)	1,118,000	1,145,282
Synopsys, Inc.
4.650%, 04/01/2028	836,000	834,643
4.850%, 04/01/2030 (D)	1,196,000	1,188,851

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Synopsys, Inc. (continued)
5.000%, 04/01/2032 (D)	$957,000	$944,797
5.150%, 04/01/2035 (D)	843,000	818,600
5.700%, 04/01/2055 (D)	673,000	623,051
		31,543,438
Materials – 1.2%
Anglo American Capital PLC
4.625%, 03/19/2031 (C)	880,000	858,160
5.000%, 03/21/2033 (C)	890,000	868,596
5.250%, 03/19/2036 (C)(D)	962,000	929,411
ArcelorMittal SA 5.375%, 05/19/2036	2,040,000	1,985,924
Cemex SAB de CV 5.750%, 06/05/2036	1,164,000	1,131,699
Ecolab, Inc.
5.150%, 06/15/2033	1,468,000	1,461,068
5.350%, 06/15/2036	1,343,000	1,333,114
Glencore Funding LLC
4.900%, 07/01/2031 (C)	1,021,000	1,006,839
5.200%, 07/01/2033 (C)	959,000	943,188
5.508%, 04/01/2036 (C)	793,000	779,827
Martin Marietta Materials, Inc.
4.850%, 08/15/2029	850,000	850,161
5.200%, 01/30/2032	1,416,000	1,416,205
5.400%, 01/30/2034	1,133,000	1,132,754
5.625%, 08/15/2036	726,000	726,055
The Mosaic Company
5.350%, 08/17/2031	2,827,000	2,811,558
5.650%, 01/15/2034	1,208,000	1,195,487
5.900%, 08/17/2036	725,000	714,174
		20,144,220
Real estate – 1.0%
Agree LP
2.600%, 06/15/2033	233,000	196,176
4.800%, 10/01/2032	514,000	498,341
5.600%, 06/15/2035	838,000	839,648
American Homes 4 Rent LP
4.300%, 04/15/2052	423,000	317,661
4.950%, 06/15/2030 (D)	721,000	715,125
Brixmor Operating Partnership LP
2.500%, 08/16/2031	903,000	795,332
4.850%, 02/15/2033	395,000	381,838
5.375%, 06/15/2036	1,167,000	1,136,128
Equinix Europe 2 Financing Corp. LLC 5.250%, 08/15/2031	1,191,000	1,182,959
Equinix, Inc. 5.000%, 08/15/2029	1,134,000	1,133,598
ERP Operating LP 4.950%, 10/01/2031	565,000	561,116
Essex Portfolio LP 2.550%, 06/15/2031	487,000	432,638
FIBRA Prologis
5.500%, 11/26/2035 (C)	872,000	835,969
5.625%, 01/14/2038 (C)	1,217,000	1,147,461
Kimco Realty OP LLC
4.850%, 03/01/2035	752,000	720,231
5.300%, 02/01/2036 (D)	864,000	853,520
Realty Income Corp. 2.850%, 12/15/2032	684,000	598,328
Regency Centers LP
2.950%, 09/15/2029	1,293,000	1,222,650
4.500%, 03/15/2033	577,000	551,321
5.000%, 07/15/2032	817,000	808,766
5.250%, 01/15/2034	1,109,000	1,097,837
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Store Capital LLC
2.700%, 12/01/2031	$329,000	$286,086
2.750%, 11/18/2030	664,000	594,951
4.950%, 02/11/2031	867,000	847,565
		17,755,245
Utilities – 3.4%
Abu Dhabi National Energy Company PJSC 5.125%, 08/03/2031 (C)	1,672,000	1,667,621
AEP Transmission Company LLC 5.250%, 06/01/2036	874,000	857,414
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	341,000	300,589
Appalachian Power Recovery Funding LLC 4.961%, 10/01/2035	867,000	857,146
Arizona Public Service Company
5.100%, 03/15/2036	1,593,000	1,531,570
5.900%, 08/15/2055	953,000	907,247
6.250%, 08/15/2056	677,000	673,363
Baltimore Gas & Electric Company 2.250%, 06/15/2031	168,000	148,206
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	540,000	373,396
4.850%, 04/01/2036	1,025,000	977,616
4.950%, 08/15/2035	1,151,000	1,111,046
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	757,566	755,294
5.672%, 10/20/2035 (C)	1,154,366	1,160,057
Chpe LLC
4.875%, 06/30/2031 (C)	1,022,000	1,007,217
5.350%, 06/30/2036 (C)	991,000	963,576
Commonwealth Edison Company 5.850%, 06/01/2056	246,000	237,130
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	164,000	102,788
3.700%, 11/15/2059	279,000	182,062
Consumers Energy Company
4.500%, 01/15/2031	874,000	857,155
5.050%, 05/15/2035	1,061,000	1,038,827
5.125%, 05/01/2036 (D)	1,482,000	1,449,629
DTE Electric Company
2.950%, 03/01/2050	854,000	532,246
3.650%, 03/01/2052	391,000	270,628
Duke Energy Carolinas LLC
2.550%, 04/15/2031	334,000	300,550
2.850%, 03/15/2032	909,000	810,728
3.550%, 03/15/2052	662,000	448,563
5.150%, 06/15/2036	1,618,000	1,577,337
Duke Energy Corp. 3.500%, 06/15/2051	453,000	294,259
Duke Energy Florida LLC 2.400%, 12/15/2031 (D)	729,000	641,060
Duke Energy Progress LLC
2.500%, 08/15/2050	738,000	407,369
3.700%, 10/15/2046	166,000	120,773
Entergy Arkansas LLC
2.650%, 06/15/2051	659,000	369,704
5.150%, 01/15/2033	809,000	805,176
Entergy Louisiana LLC 5.500%, 09/15/2036	1,208,000	1,196,613
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	713,000	697,264

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Pennsylvania Electric Company (continued)
4.300%, 01/15/2029 (C)	$860,000	$848,304
Hydro One, Inc. 4.750%, 05/30/2031	2,635,000	2,601,953
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	804,000	707,458
4.150%, 01/15/2029	776,000	765,596
4.400%, 01/15/2031	730,000	709,170
5.100%, 01/15/2035	651,000	636,595
MidAmerican Energy Company 2.700%, 08/01/2052	634,000	366,865
Mississippi Power Company
3.100%, 07/30/2051	877,000	542,114
4.250%, 03/15/2042	372,000	305,360
Northern States Power Company 5.650%, 06/15/2054	480,000	452,335
Ohio Edison Company 4.950%, 12/15/2029 (C)	720,000	718,293
Oncor Electric Delivery Company LLC
5.800%, 04/01/2055	785,000	747,945
5.900%, 03/15/2056 (C)(D)	651,000	628,623
Pacific Gas & Electric Company
3.500%, 08/01/2050	278,000	176,876
3.950%, 12/01/2047	1,685,000	1,172,198
4.200%, 06/01/2041	425,000	334,299
4.950%, 07/01/2050 (D)	2,905,000	2,318,414
5.050%, 10/15/2032	1,210,000	1,181,431
5.850%, 11/01/2036	1,242,000	1,228,438
PECO Energy Company
2.850%, 09/15/2051	883,000	519,396
5.000%, 09/01/2031	996,000	993,563
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.750%, 02/03/2031 (C)	1,466,000	1,420,101
5.450%, 02/03/2036 (C)	584,000	550,368
Public Service Company of Oklahoma
3.150%, 08/15/2051	495,000	310,280
5.400%, 02/15/2034	849,000	845,642
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,257,000	1,088,171
2.050%, 08/01/2050	203,000	102,905
2.700%, 05/01/2050	342,000	200,263
5.400%, 08/01/2036	969,000	967,203
SCE Recovery Funding LLC 5.388%, 12/15/2043	1,315,000	1,318,639
Southern California Edison Company 4.125%, 03/01/2048	83,000	59,505
The Cleveland Electric Illuminating Company 5.000%, 02/15/2030 (C)(D)	848,000	846,964
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	1,043,000	1,039,073
Virginia Electric & Power Company
2.950%, 11/15/2051	732,000	434,196
4.950%, 03/15/2036	2,259,000	2,148,559
5.650%, 08/15/2036	1,293,000	1,295,249
6.300%, 08/15/2056	574,000	579,762
Wisconsin Electric Power Company 4.150%, 10/15/2030	1,041,000	1,010,864
		57,804,189
TOTAL CORPORATE BONDS (Cost $436,423,586)		$422,859,627
Core Bond Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 0.1%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$520,000	$300,159
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	360,000	385,626
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	484,436
Ohio State University 4.800%, 06/01/2111	258,000	205,523
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	811,616
TOTAL MUNICIPAL BONDS (Cost $2,667,243)		$2,187,360
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
Commercial and residential – 1.2%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	587,811	485,194
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	142,766	142,084
Series 2021-C12, Class A5, 2.689%, 11/15/2054	423,000	371,232
Series 2022-C17, Class A5, 4.441%, 09/15/2055	538,000	513,371
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	573,000	519,074
Series 2026-V23, Class A3, 5.853%, 08/28/2059	1,370,000	1,404,010
BMO Mortgage Trust
Series 2026-5C16, Class A3, 5.963%, 08/15/2059	1,247,000	1,280,767
Series 2026-C15, Class A5, 5.818%, 08/15/2059	813,000	833,230
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	126,594	124,489
BX Trust Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%) 5.339%, 12/15/2044 (A)(C)	1,760,000	1,755,600
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	732,749	621,549
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	826,907	694,396
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	437,091	428,942
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	1,786,000	1,600,795
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	55,661	55,382
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	281,431	248,011
Morgan Stanley Bank of America Merrill Lynch Trust Series 2026-C36, Class A5 5.789%, 08/15/2059	1,084,000	1,113,473

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	$656,686	$590,181
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	106,853	104,162
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	638,413	560,829
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.082%, 02/15/2042 (A)(C)	1,577,000	1,564,187
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	454,084	411,384
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	470,426	411,532
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	635,142	533,118
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	1,656,147	1,413,014
Series 2021-7, Class A1, 2.829%, 10/25/2066 (C)	694,458	619,483
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	707,697	634,764
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	119,286	116,379
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	155,501	150,048
Wells Fargo Commercial Mortgage Trust Series 2026-5C10, Class A3 5.789%, 06/15/2059	1,478,000	1,507,729
		20,808,409
U.S. Government Agency – 6.0%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,126,121	1,008,093
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.301%, 03/15/2044 (A)	561,176	558,033
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.251%, 07/15/2040 (A)	358,587	356,377
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.251%, 09/15/2041 (A)	363,489	361,053
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.201%, 11/15/2041 (A)	321,758	319,008
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.241%, 12/15/2041 (A)	295,846	293,968
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.201%, 01/15/2042 (A)	367,204	364,261
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.201%, 06/15/2042 (A)	434,302	430,272
Series 4091, Class BX, 3.250%, 10/15/2041	724,463	666,928
Series 4091, Class EX, 3.375%, 07/15/2042	463,360	425,892
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.151%, 08/15/2042 (A)	$439,301	$434,162
Series 4091, Class MX, 3.250%, 02/15/2042	554,035	507,137
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.101%, 03/15/2043 (A)	251,545	247,942
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.151%, 12/15/2043 (A)	192,680	191,118
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.151%, 07/15/2035 (A)	380,435	377,866
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.101%, 02/15/2044 (A)	361,415	356,439
Series 4427, Class CE, 3.000%, 02/15/2034	44,485	44,214
Series 4446, Class CP, 2.250%, 03/15/2045	594,280	522,508
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.101%, 06/15/2046 (A)	563,643	559,998
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.151%, 08/15/2046 (A)	1,196,159	1,185,425
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.151%, 06/15/2041 (A)	4,528,827	4,484,560
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.151%, 10/15/2046 (A)	624,521	619,535
Series 470, Class FA (30 day Average SOFR + 0.400%), 4.043%, 08/25/2029 (A)	910,901	904,493
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.051%, 08/15/2047 (A)	472,148	465,855
Series 4719, Class LA, 3.500%, 09/15/2047	677,020	616,897
Series 4719, Class LM, 3.000%, 09/15/2047	491,897	434,737
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.051%, 09/15/2048 (A)	431,714	422,829
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.051%, 01/15/2049 (A)	1,185,157	1,172,060
Series 4857, Class JA, 3.350%, 01/15/2049	1,886,801	1,784,768
Series 4880, Class DA, 3.000%, 05/15/2050	1,266,652	1,143,599
Series 4927, Class BG, 3.000%, 11/25/2049	918,889	829,053
Series 4937, Class MD, 2.500%, 10/25/2049	903,506	783,522
Series 4940, Class AG, 3.000%, 05/15/2040	534,881	500,841
Series 4944, Class AC, 2.400%, 05/15/2044	1,431,824	1,255,308

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4954, Class LB, 2.500%, 02/25/2050	$403,201	$345,961
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	586,172
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.108%, 07/25/2050 (A)	651,456	644,398
Series 5020, Class ET, 3.500%, 10/25/2050	817,759	739,990
Series 5091, Class AB, 1.500%, 03/25/2051	1,623,833	1,293,803
Series 5092, Class HE, 2.000%, 02/25/2051	957,750	789,755
Series 5114, Class AD, 1.500%, 08/25/2047	3,424,706	2,903,492
Series 5118, Class CA, 1.500%, 10/15/2033	854,523	785,651
Series 5202, Class TA, 2.500%, 12/25/2048	1,536,107	1,377,937
Series 5228, Class TN, 3.500%, 07/25/2039	584,994	553,257
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.451%, 10/15/2039 (A)	1,550,355	1,556,941
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.151%, 01/15/2044 (A)	714,516	705,846
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	996,661
Series 5529, Class HA, 3.000%, 03/15/2043	565,605	529,392
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	25,298	25,517
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.168%, 09/25/2040 (A)	328,255	325,467
Series 2011-111, Class DB, 4.000%, 11/25/2041	713,689	676,119
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.208%, 11/25/2041 (A)	293,157	290,605
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.208%, 11/25/2041 (A)	689,012	683,201
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.208%, 12/25/2041 (A)	319,750	316,820
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.258%, 01/25/2042 (A)	363,906	361,510
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.198%, 06/25/2041 (A)	243,536	241,935
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.258%, 02/25/2042 (A)	315,709	313,551
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.258%, 05/25/2042 (A)	429,172	426,208
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,417,528	1,287,986
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2014-25, Class EL, 3.000%, 05/25/2044	$660,476	$591,791
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.158%, 11/25/2044 (A)	356,188	351,500
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.058%, 05/25/2045 (A)	621,599	608,631
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	483,358
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,148,904	1,014,093
Series 2015-84, Class PA, 1.700%, 08/25/2033	698,052	653,527
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.108%, 03/25/2046 (A)	325,151	321,873
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.158%, 04/25/2046 (A)	1,912,029	1,899,227
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.158%, 04/25/2046 (A)	846,920	839,207
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.158%, 04/25/2046 (A)	761,749	754,618
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,641,823	1,521,045
Series 2016-64, Class BC, 1.750%, 09/25/2046	726,061	673,399
Series 2016-64, Class PE, 2.500%, 09/25/2046	595,000	446,648
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.158%, 10/25/2046 (A)	690,602	685,001
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.158%, 10/25/2046 (A)	506,970	503,324
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.158%, 03/25/2044 (A)	315,648	312,508
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.158%, 11/25/2046 (A)	522,581	518,568
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.158%, 11/25/2046 (A)	1,117,227	1,109,403
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.158%, 11/25/2046 (A)	1,069,876	1,060,532
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.158%, 11/25/2046 (A)	516,219	511,561
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.158%, 11/25/2046 (A)	1,315,220	1,303,026
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.158%, 12/25/2046 (A)	446,986	444,237
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.158%, 03/25/2047 (A)	195,323	193,863

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.008%, 01/25/2048 (A)	$198,082	$195,607
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.158%, 03/25/2047 (A)	518,344	514,426
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.158%, 04/25/2047 (A)	600,562	595,585
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.108%, 04/25/2047 (A)	1,263,298	1,253,097
Series 2017-35, Class MC, 2.625%, 12/25/2044	347,665	336,925
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.008%, 10/25/2047 (A)	414,885	411,777
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.158%, 03/25/2047 (A)	637,490	632,457
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.158%, 03/25/2047 (A)	457,152	453,560
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.158%, 03/25/2047 (A)	232,900	231,145
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.058%, 12/25/2047 (A)	810,785	799,999
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.008%, 02/25/2048 (A)	256,620	253,630
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.008%, 06/25/2048 (A)	1,036,943	1,026,470
Series 2018-38, Class MA, 3.300%, 06/25/2048	976,126	916,997
Series 2018-45, Class TM, 3.000%, 06/25/2048	781,638	687,933
Series 2018-55, Class GA, 3.375%, 08/25/2048	721,513	679,655
Series 2018-85, Class EA, 3.500%, 12/25/2048	498,042	474,369
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.158%, 08/25/2049 (A)	719,908	709,044
Series 2020-34, Class AG, 2.000%, 06/25/2035	1,234,073	1,161,271
Series 2020-48, Class AB, 2.000%, 07/25/2050	837,746	683,758
Series 2020-59, Class NC, 3.000%, 08/25/2040	890,727	815,186
Series 2021-40, Class DW, 2.000%, 06/25/2041	195,298	170,527
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,215,338	968,610
Series 2022-6, Class CB, 2.125%, 02/25/2052	436,000	249,243
Series 2022-62, Class KA, 3.250%, 09/25/2052	585,969	537,562
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.158%, 01/25/2050 (A)	$1,656,632	$1,633,790
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.308%, 06/25/2040 (A)	1,199,898	1,196,784
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.481%, 10/25/2039 (A)	358,821	358,017
Series 2025-67, Class BY, 2.500%, 01/25/2057	768,000	511,387
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.343%, 09/25/2052 (A)	2,365,989	2,368,613
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	718,561	700,872
Series 2013-152, Class HA, 2.500%, 06/20/2043	864,831	789,747
Series 2014-133, Class BP, 2.250%, 09/20/2044	664,333	587,114
Series 2015-144, Class CA, 2.500%, 10/20/2045	953,073	822,986
Series 2016-93, Class AB, 1.750%, 07/20/2044	5,886	4,865
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,622,579	1,344,148
Series 2017-139, Class GA, 3.000%, 09/20/2047	32,060	28,715
Series 2019-158, Class PG, 2.250%, 12/20/2049	586,099	485,312
Series 2019-158, Class PK, 1.750%, 12/20/2049	732,698	587,898
Series 2019-158, Class PL, 1.500%, 12/20/2049	1,363,015	1,075,859
Series 2019-78, Class PT, 2.500%, 08/20/2044	549,434	483,649
Series 2019-96, Class DE, 2.350%, 08/20/2049	427,726	358,112
Series 2020-112, Class AB, 1.500%, 08/20/2050	1,152,677	907,919
Series 2020-17, Class AP, 2.250%, 01/20/2050	530,252	449,345
Series 2020-17, Class PD, 2.250%, 01/20/2050	567,270	474,360
Series 2020-31, Class E, 2.000%, 09/20/2049	1,294,222	1,097,545
Series 2020-63, Class UD, 1.750%, 04/20/2050	588,046	472,706
Series 2020-95, Class A, 1.625%, 07/20/2050	1,986,356	1,579,930
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	1,018,695	981,147
Series 2021-27, Class Q, 5.000%, 02/20/2051	719,590	692,770
Series 2022-153, Class KA, 4.000%, 12/20/2049	820,621	789,875
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,674,550	1,568,396
Series 2022-66, Class Y, 3.500%, 04/20/2052	519,000	417,435

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-78, Class HW, 2.500%, 04/20/2052	$783,000	$611,380
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,038,834
Series 2024-45, Class BD, 2.000%, 03/20/2054	701,089	639,649
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	365,452
Series 2025-89, Class GT, 3.000%, 05/20/2055	81,502	71,738
		100,443,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $124,196,441)		$121,251,457
ASSET-BACKED SECURITIES – 5.5%
Affirm Master Trust Series 2026-3A, Class A 4.780%, 08/15/2034 (C)	1,431,000	1,427,518
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class A3 5.810%, 05/18/2028	205,840	206,212
Series 2026-1, Class A3 4.150%, 11/18/2032 (C)	1,771,000	1,758,621
Avis Budget Rental Car Funding LLC Series 2026-4A, Class A 5.090%, 12/20/2032 (C)	653,000	647,022
Barings Equipment Finance LLC Series 2026-A, Class A3 4.080%, 07/13/2033 (C)	688,000	676,202
BMW Vehicle Owner Trust Series 2026-A, Class A3 4.590%, 04/25/2031	1,970,000	1,966,698
Capital One Multi-Asset Execution Trust
Series 2026-A1, Class A 4.480%, 07/15/2031	4,668,000	4,655,538
Series 2026-A2, Class A 5.110%, 07/15/2038	875,000	869,272
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,775,211
Series 2025-3, Class A3 4.350%, 07/15/2030	1,506,000	1,502,057
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	230,002	229,920
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.432%, 11/26/2046 (A)(C)	205,105	207,198
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	283,101	275,038
Ford Credit Auto Lease Trust Series 2026-B, Class A3 4.680%, 12/15/2029	1,781,000	1,781,951
Ford Credit Auto Owner Trust
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	2,013,000	2,015,822
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (C)	4,224,000	4,115,620
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2026-2, Class A (4.860% to 8-15-31, then 9.710% thereafter) 4.860%, 02/15/2039 (C)	$4,413,000	$4,395,142
Ford Credit Floorplan Master Owner Trust Series 2026-1, Class A 4.420%, 05/15/2031	1,119,000	1,111,199
GMF Floorplan Owner Revolving Trust Series 2026-2A, Class A 4.770%, 05/16/2033 (C)	3,402,000	3,383,593
Honda Auto Receivables Owner Trust
Series 2026-3, Class A3 4.520%, 02/18/2031	581,000	579,721
Series 2026-3, Class A4 4.620%, 11/18/2032	1,470,000	1,466,365
Hyundai Auto Lease Securitization Trust Series 2026-C, Class A3 4.680%, 07/16/2029 (C)	1,573,000	1,574,533
Hyundai Auto Receivables Trust
Series 2023-A, Class A4 4.480%, 07/17/2028	324,000	324,067
Series 2023-B, Class A3 5.480%, 04/17/2028	127,437	127,746
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	175,585	174,715
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	114,467	113,721
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	749,790	726,344
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	363,983	350,896
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	55,412	51,560
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	601,005	562,916
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	200,470	181,907
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	55,150	49,852
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	1,508,869	1,341,814
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	844,037	739,098
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	248,706	221,648
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	2,222,685	2,014,577
Navient Refinance Loan Trust
Series 2025-C, Class A 4.800%, 10/15/2055 (C)	643,215	637,359
Series 2026-A, Class A 4.500%, 01/18/2056 (C)	2,681,446	2,629,178
Series 2026-B, Class A 5.070%, 06/15/2056 (C)	1,281,273	1,275,970
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	944,616	799,439
Nissan Auto Lease Trust Series 2026-B, Class A3 4.690%, 12/17/2029	3,038,000	3,038,760
Robinhood Credit Card Trust Series 2026-1A, Class A 4.800%, 07/21/2031 (C)	1,293,000	1,289,430
Santander Drive Auto Receivables Trust
Series 2025-2, Class A3 4.670%, 08/15/2029	1,241,363	1,242,945

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2025-3, Class A3 4.380%, 01/15/2030	$1,730,000	$1,729,583
SBNA Auto Receivables Trust Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	396,540	397,314
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	736,460	738,173
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	347,000	348,287
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	1,109,000	1,104,684
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	1,569,075	1,447,093
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	651,519	570,109
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A, Class A 4.770%, 08/20/2031 (C)	1,567,000	1,564,627
Synchrony Card Issuance Trust Series 2026-A2, Class A 4.690%, 07/15/2032	5,542,000	5,524,412
T-Mobile US Trust Series 2026-2A, Class A 4.740%, 03/20/2031 (C)	2,104,000	2,104,697
Toyota Auto Loan Extended Note Trust
Series 2024-1A, Class A 5.160%, 11/25/2036 (C)	3,922,000	3,963,428
Series 2026-1A, Class A 4.580%, 04/25/2039 (C)	4,197,000	4,150,585
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	1,354,000	1,353,975
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	405,000	404,148
Verizon Master Trust
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	1,200,000	1,175,206
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	3,540,000	3,561,859
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	2,104,000	2,100,109
Series 2026-2, Class A1A 4.510%, 06/21/2032	2,308,000	2,295,118
World Omni Auto Receivables Trust Series 2026-C, Class A3 4.600%, 10/15/2031	2,497,000	2,489,803
TOTAL ASSET-BACKED SECURITIES (Cost $93,887,443)		$92,537,605
Core Bond Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 3.6571% (F)(G)	622,409	$6,224,024
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6112% (F)	46,782,438	46,782,438
TOTAL SHORT-TERM INVESTMENTS (Cost $53,006,426)		$53,006,462
Total Investments (Core Bond Fund) (Cost $1,786,361,153) – 103.7%		$1,749,029,209
Other assets and liabilities, net – (3.7%)		(61,993,298)
TOTAL NET ASSETS – 100.0%		$1,687,035,911
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 8-31-26.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 8-31-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 3.9%
ANZ Group Holdings, Ltd.	429,400	$11,425,815
APA Group	184,378	1,437,582
Aristocrat Leisure, Ltd.	77,750	3,380,600
ASX, Ltd.	28,183	1,133,488
BHP Group, Ltd.	724,088	34,055,062
Brambles, Ltd.	191,880	2,685,571
carsales.com, Ltd. (A)	50,092	990,828
Cochlear, Ltd. (A)	9,225	883,483
Coles Group, Ltd.	189,207	3,256,525
Commonwealth Bank of Australia	238,421	27,246,781
Computershare, Ltd.	74,725	2,127,512
CSL, Ltd.	69,098	8,463,802
Evolution Mining, Ltd.	286,088	3,047,218
Fortescue, Ltd.	230,657	2,919,749
Goodman Group	285,141	5,654,155
Insurance Australia Group, Ltd.	325,502	1,827,811
Lynas Rare Earths, Ltd. (B)	127,780	1,440,261
Macquarie Group, Ltd.	51,971	9,319,839
Medibank Private, Ltd.	403,660	1,397,005

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
MMG, Ltd. (B)	596,000	$697,862
National Australia Bank, Ltd.	437,081	12,063,164
Northern Star Resources, Ltd.	191,777	3,242,153
Origin Energy, Ltd.	244,899	2,038,825
PLS Group, Ltd. (A)(B)	446,034	1,722,092
Pro Medicus, Ltd.	8,214	1,052,174
Qantas Airways, Ltd.	108,090	726,384
QBE Insurance Group, Ltd.	219,573	3,491,461
REA Group, Ltd.	7,252	920,840
Rio Tinto, Ltd.	53,044	6,629,817
Santos, Ltd.	461,691	2,692,543
Scentre Group	750,601	1,928,792
SGH, Ltd.	29,321	830,249
Sigma Healthcare, Ltd.	737,141	1,419,371
Sonic Healthcare, Ltd. (A)	65,752	921,568
South32, Ltd.	635,647	2,338,690
Stockland	348,968	1,089,358
Suncorp Group, Ltd.	159,499	2,152,106
Telstra Group, Ltd.	560,734	1,874,859
The Lottery Corp., Ltd. (A)	312,949	1,115,772
Transurban Group	441,845	4,521,782
Vicinity, Ltd.	562,420	1,002,511
Washington H. Soul Pattinson & Company, Ltd.	48,544	1,545,781
Wesfarmers, Ltd.	161,978	9,205,558
Westpac Banking Corp.	487,013	12,035,721
WiseTech Global, Ltd. (A)	27,566	794,602
Woodside Energy Group, Ltd.	270,121	6,284,817
Woolworths Group, Ltd.	173,042	4,993,148
		212,025,087
Austria - 0.4%
BAWAG Group AG (C)	19,846	4,139,592
Erste Group Bank AG	83,579	11,747,290
OMV AG	39,110	3,124,316
Raiffeisen Bank International AG	35,523	2,628,780
Verbund AG (A)	17,947	1,236,695
		22,876,673
Belgium - 0.7%
Ageas SA/NV	23,008	2,017,106
Anheuser-Busch InBev SA/NV	128,136	10,139,909
Argenx SE (B)	8,793	9,026,291
D'ieteren Group	3,039	630,532
Elia Group SA/NV	6,076	904,594
Financiere de Tubize SA	2,907	621,950
Groupe Bruxelles Lambert NV	10,717	919,198
KBC Group NV	32,601	4,960,590
Lotus Bakeries NV	58	859,346
Sofina SA	2,221	636,634
Syensqo SA	10,028	945,706
UCB SA	17,327	4,337,362
		35,999,218
Brazil - 0.9%
Ambev SA	577,957	1,676,466
Axia Energia SA	168,132	1,723,649
B3 SA - Brasil Bolsa Balcao	676,090	2,116,390
Banco Bradesco SA	175,021	512,408
Banco BTG Pactual SA	162,549	1,716,293
Banco do Brasil SA	228,942	916,378
BB Seguridade Participacoes SA	84,544	659,181
Caixa Seguridade Participacoes SA	84,815	316,570
Cia de Saneamento Basico do Estado de Sao Paulo	314,224	1,533,051
Companhia Paranaense de Energia	261,723	755,133
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
CPFL Energia SA	24,775	$212,963
Embraer SA	88,960	1,605,093
Energisa SA	37,362	346,108
Eneva SA (B)	118,799	600,925
Engie Brasil Energia SA	31,112	176,409
Equatorial SA	139,157	984,819
Itau Unibanco Holding SA	60,604	503,635
Klabin SA	99,509	362,965
Localiza Rent a Car SA	106,866	723,295
MBRF Global Foods Company SA	72,587	255,800
Motiva Infraestrutura de Mobilidade SA	126,164	376,431
NU Holdings, Ltd., Class A (B)	482,600	7,021,830
Petroleo Brasileiro SA	477,031	4,629,867
Porto Seguro SA	27,816	263,475
PRIO SA (B)	107,480	1,300,160
Raia Drogasil SA	171,862	650,094
Rede D'Or Sao Luiz SA (C)	90,805	616,518
Rumo SA	155,924	453,790
StoneCo, Ltd., Class A	25,649	248,795
Suzano SA	78,856	689,403
Telefonica Brasil SA	95,006	547,313
TIM SA	111,611	400,861
Ultrapar Participacoes SA	93,291	626,915
Vale SA	472,379	7,097,240
Vibra Energia SA	140,753	934,994
WEG SA	193,613	1,873,897
XP, Inc., Class A	54,434	992,332
		46,421,446
Canada - 8.2%
Agnico Eagle Mines, Ltd. (A)	72,461	14,703,422
Alamos Gold, Inc., Class A	61,199	2,242,278
Alimentation Couche-Tard, Inc.	100,745	6,067,452
AltaGas, Ltd.	46,942	1,819,153
ARC Resources, Ltd.	82,993	1,996,455
Atco, Ltd., Class I	955	51,266
AtkinsRealis Group, Inc.	24,400	1,478,841
Bank of Montreal	100,486	17,128,188
Barrick Mining Corp.	242,938	10,895,794
BCE, Inc. (A)	47,542	1,121,016
Bombardier, Inc., Class B (B)	12,214	2,642,408
Brookfield Corp.	293,789	12,099,626
Brookfield Wealth Solutions, Ltd. (B)	1,161	47,874
CAE, Inc. (B)	44,344	1,072,805
Cameco Corp.	63,270	6,245,969
Canadian Apartment Properties REIT	1,860	43,751
Canadian Imperial Bank of Commerce	133,731	15,178,920
Canadian National Railway Company	75,875	9,473,768
Canadian Natural Resources, Ltd.	303,457	15,214,998
Canadian Pacific Kansas City, Ltd.	129,881	12,031,763
Canadian Tire Corp., Ltd., Class A	7,504	1,016,921
Canadian Utilities, Ltd., Class A	22,334	836,347
CCL Industries, Inc., Class B	22,241	1,492,415
Celestica, Inc. (B)	16,651	4,995,961
Cenovus Energy, Inc.	192,539	6,184,809
CGI, Inc. (A)	28,240	2,126,431
China Gold International Resources Corp., Ltd.	33,261	1,082,819
Constellation Software, Inc.	2,920	6,612,838
Dollarama, Inc.	39,879	5,037,423
Element Fleet Management Corp.	60,589	1,151,932
Emera, Inc. (A)	46,168	2,315,479
Empire Company, Ltd., Class A	18,163	627,341
Enbridge, Inc.	316,838	16,052,790

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Equinox Gold Corp.	109,192	$1,410,251
Fairfax Financial Holdings, Ltd.	2,838	4,627,438
First Capital Real Estate Investment Trust	1,772	28,895
First Quantum Minerals, Ltd. (B)	101,092	3,362,561
FirstService Corp.	6,401	890,769
Fortis, Inc.	77,051	4,257,972
Franco-Nevada Corp.	28,067	7,383,345
George Weston, Ltd.	23,009	1,614,340
GFL Environmental, Inc.	35,892	1,516,531
Gildan Activewear, Inc. (A)	26,709	1,393,119
Great-West Lifeco, Inc.	39,862	2,562,937
Hydro One, Ltd. (C)	50,692	1,951,676
iA Financial Corp., Inc.	14,832	2,116,579
IGM Financial, Inc.	15,542	967,653
Imperial Oil, Ltd.	21,567	2,834,311
Intact Financial Corp.	26,658	5,160,029
Ivanhoe Mines, Ltd., Class A (B)	116,587	1,018,701
Keyera Corp.	41,955	1,819,629
Kinross Gold Corp.	174,609	5,346,806
Loblaw Companies, Ltd.	81,634	3,571,764
Lundin Gold, Inc.	14,033	999,457
Lundin Mining Corp.	99,962	2,676,568
LunR Royalties Corp. (B)	2,914	45,940
Magna International, Inc. (A)	38,671	2,539,097
Metro, Inc.	29,295	1,860,490
National Bank of Canada	56,926	8,735,129
Nutrien, Ltd.	70,106	5,287,984
Pan American Silver Corp.	61,507	3,193,953
Pembina Pipeline Corp.	85,382	4,162,061
Power Corp. of Canada	80,882	5,359,647
RioCan Real Estate Investment Trust	5,520	83,002
Rogers Communications, Inc., Class B (A)	53,693	1,980,824
Royal Bank of Canada	202,973	41,504,057
Saputo, Inc.	36,545	1,072,131
Shopify, Inc., Class A (B)	177,101	26,102,256
SmartCentres Real Estate Investment Trust	1,688	33,469
Stantec, Inc.	17,071	1,244,651
Sun Life Financial, Inc.	83,544	6,561,394
Suncor Energy, Inc.	173,192	11,587,788
TC Energy Corp.	151,385	9,478,834
Teck Resources, Ltd., Class B	67,048	4,572,103
TELUS Corp. (A)	80,335	777,295
TFI International, Inc.	11,603	1,559,011
The Bank of Nova Scotia	180,382	16,512,186
The Descartes Systems Group, Inc. (B)	12,944	1,041,628
The Toronto-Dominion Bank	240,416	29,085,141
Thomson Reuters Corp.	19,282	2,067,116
TMX Group, Ltd.	43,017	1,676,979
Toromont Industries, Ltd.	12,299	1,777,119
Tourmaline Oil Corp.	54,504	2,483,050
Wheaton Precious Metals Corp.	66,133	9,967,547
Whitecap Resources, Inc.	181,138	2,347,299
WSP Global, Inc.	19,837	2,694,408
		445,994,173
Chile - 0.2%
Antofagasta PLC	49,051	2,617,114
Banco de Chile	6,622,300	1,365,854
Banco de Credito e Inversiones SA	10,874	751,474
Banco Santander Chile	9,385,474	809,601
Cencosud SA	180,723	378,745
Empresas COPEC SA	56,631	401,677
Enel Chile SA	3,690,860	316,361
Falabella SA	100,875	667,939
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Latam Airlines Group SA	49,026,813	$1,266,997
Plaza SA	107,384	452,280
		9,028,042
China - 5.4%
360 Security Technology, Inc., Class A	58,100	79,616
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	17,700	48,509
3SBio, Inc. (B)(C)	266,500	546,876
AAC Technologies Holdings, Inc.	110,144	623,329
Accelink Technologies Company, Ltd., Class A	6,700	179,716
ACM Research Shanghai, Inc., Class A	2,491	111,597
Advanced Fiber Resources Zhuhai, Ltd., Class A	2,200	104,566
Advanced Micro-Fabrication Equipment, Inc., Class A	7,565	407,019
AECC Aviation Power Company, Ltd., Class A	22,300	128,167
Agricultural Bank of China, Ltd., Class A	703,800	724,975
Agricultural Bank of China, Ltd., H Shares	3,824,544	3,089,286
Aier Eye Hospital Group Company, Ltd., Class A	74,384	90,879
Air China, Ltd., Class A (B)	69,700	60,322
Akeso, Inc. (B)(C)	90,504	1,036,798
Aluminum Corp. of China, Ltd., A Shares	114,000	165,756
Aluminum Corp. of China, Ltd., H Shares	528,805	577,088
Amlogic Shanghai Company, Ltd., Class A	3,515	50,909
Angel Yeast Company, Ltd., Class A	8,000	49,364
Anhui Conch Cement Company, Ltd., Class A	36,700	96,350
Anhui Conch Cement Company, Ltd., H Shares	162,439	350,853
Anhui Gujing Distillery Company, Ltd., Class A	3,500	47,757
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (B)	19,100	59,652
Anji Microelectronics Technology Shanghai Company, Ltd., Class A	1,501	53,302
Anker Innovations Technology Company, Ltd., Class A	4,250	79,495
ANTA Sports Products, Ltd.	175,483	1,734,437
APT Medical, Inc., Class A	655	23,895
Avary Holding Shenzhen Company, Ltd., Class A	16,500	228,572
AVIC Airborne Systems Company, Ltd.	28,980	48,301
BAIC BluePark New Energy Technology Company, Ltd., Class A (B)	44,700	33,751
Baidu, Inc., Class A (B)	293,785	3,513,679
Baiyin Nonferrous Group Company, Ltd., Class A (B)	50,700	51,667
Bank of Beijing Company, Ltd., Class A	179,100	142,587
Bank of Changsha Company, Ltd., Class A	39,600	57,095
Bank of Chengdu Company, Ltd., Class A	39,000	110,558
Bank of China, Ltd., Class A	291,500	282,419
Bank of China, Ltd., H Shares	9,504,899	7,134,204
Bank of Communications Company, Ltd., Class A	453,500	488,607
Bank of Communications Company, Ltd., H Shares	1,109,090	1,101,620
Bank of Hangzhou Company, Ltd., Class A	67,600	168,298
Bank of Jiangsu Company, Ltd., Class A	166,200	299,025
Bank of Nanjing Company, Ltd., Class A	109,000	189,134

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Ningbo Company, Ltd., Class A	59,700	$303,093
Bank of Shanghai Company, Ltd., Class A	111,600	157,451
Bank of Suzhou Company, Ltd., Class A	49,400	65,349
Baoshan Iron & Steel Company, Ltd., Class A	185,600	160,682
Beijing Compass Technology Development Company, Ltd., Class A	5,500	69,719
Beijing Enlight Media Company, Ltd., Class A	24,200	41,987
Beijing Kingsoft Office Software, Inc., Class A	3,662	135,842
Beijing New Building Materials PLC, Class A	12,900	32,352
Beijing Tong Ren Tang Company, Ltd., Class A	8,300	29,517
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (B)	4,769	20,574
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	410,800	298,897
Bilibili, Inc., Class Z (B)	34,933	567,833
Biwin Storage Technology Company, Ltd., Class A	3,752	131,160
Bluefocus Intelligent Communications Group Company, Ltd., Class A	30,300	63,459
BOC International China Company, Ltd., Class A	29,400	52,503
BOE Technology Group Company, Ltd., Class A	313,000	279,779
BYD Company, Ltd., Class A	46,100	605,132
BYD Company, Ltd., H Shares	518,115	5,718,872
BYD Electronic International Company, Ltd. (A)	111,301	382,272
Caitong Securities Company, Ltd., Class A	63,500	83,939
Cambricon Technologies Corp., Ltd., Class A	5,180	855,803
Canmax Technologies Company, Ltd., Class A (B)	6,700	64,101
CCOOP Group Company, Ltd., Class A (B)	145,800	32,735
CGN Power Company, Ltd., H Shares (C)	1,407,089	544,883
Changchun High-Tech Industry Group Company, Ltd., Class A	3,000	32,689
Changjiang Securities Company, Ltd., Class A	67,500	92,797
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,500	29,162
Chaozhou Three-Circle Group Company, Ltd., Class A	16,100	274,904
Chengtun Mining Group Company, Ltd., Class A	22,100	38,842
Chifeng Jilong Gold Mining Group, Ltd., Class A	11,000	76,713
China CITIC Bank Corp., Ltd., Class A	74,800	98,516
China CITIC Bank Corp., Ltd., H Shares	1,130,061	1,203,431
China Coal Energy Company, Ltd., H Shares	253,593	393,064
China Construction Bank Corp., Class A	173,800	284,022
China Construction Bank Corp., H Shares	11,868,124	14,346,550
China CSSC Holdings, Ltd., Class A	63,400	321,272
China Eastern Airlines Corp., Ltd., Class A (B)	129,800	67,233
China Energy Engineering Corp., Ltd., Class A	288,300	106,755
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Everbright Bank Company, Ltd., Class A	407,100	$179,890
China Feihe, Ltd. (A)(C)	473,868	169,548
China Galaxy Securities Company, Ltd., Class A	62,500	114,867
China Galaxy Securities Company, Ltd., H Shares	499,520	500,678
China Great Wall Securities Company, Ltd., Class A	39,800	48,121
China Greatwall Technology Group Company, Ltd., Class A (B)	26,200	56,839
China Hongqiao Group, Ltd.	452,832	1,313,558
China Huishan Dairy Holdings Company, Ltd. (B)(D)	175,000	0
China International Capital Corp., Ltd., Class A	25,600	132,215
China International Capital Corp., Ltd., H Shares (C)	246,449	706,991
China Jushi Company, Ltd., Class A	34,700	226,439
China Life Insurance Company, Ltd., Class A	19,800	113,288
China Life Insurance Company, Ltd., H Shares	1,056,911	4,066,188
China Longyuan Power Group Corp., Ltd., H Shares	337,016	233,290
China Mengniu Dairy Company, Ltd.	405,329	935,286
China Merchants Bank Company, Ltd., Class A	180,100	1,075,071
China Merchants Bank Company, Ltd., H Shares	528,887	3,429,183
China Merchants Energy Shipping Company, Ltd., Class A	67,100	187,158
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	37,400	54,653
China Merchants Securities Company, Ltd., Class A	72,400	201,424
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	80,400	78,080
China Minsheng Banking Corp., Ltd., Class A	390,700	205,218
China Minsheng Banking Corp., Ltd., H Shares	847,767	375,911
China National Building Material Company, Ltd., H Shares	497,361	227,933
China National Chemical Engineering Company, Ltd., Class A	54,500	60,314
China National Nuclear Power Company, Ltd., Class A	172,700	228,490
China National Software & Service Company, Ltd., Class A (B)	5,460	27,506
China Nonferrous Mining Corp., Ltd.	192,000	403,668
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	30,000	181,185
China Oilfield Services, Ltd., H Shares	251,334	236,411
China Pacific Insurance Group Company, Ltd., Class A	63,300	300,897
China Pacific Insurance Group Company, Ltd., H Shares	376,163	1,447,309
China Petroleum & Chemical Corp., Class A	222,400	180,736
China Petroleum & Chemical Corp., H Shares	3,235,946	1,971,624
China Railway Group, Ltd., Class A	173,300	112,893

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Railway Group, Ltd., H Shares (A)	569,115	$249,667
China Rare Earth Resources and Technology Company, Ltd., Class A	7,400	68,242
China Resources Microelectronics, Ltd., Class A	11,266	102,747
China Resources Mixc Lifestyle Services, Ltd. (C)	94,481	470,140
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	10,126	36,921
China Shenhua Energy Company, Ltd., Class A	43,900	318,810
China Shenhua Energy Company, Ltd., H Shares	477,502	2,820,249
China Southern Airlines Company, Ltd., Class A (B)	80,500	59,879
China State Construction Engineering Corp., Ltd., Class A	373,900	240,869
China Three Gorges Renewables Group Company, Ltd., Class A	213,100	117,636
China Tourism Group Duty Free Corp., Ltd., Class A	16,300	127,232
China Tower Corp., Ltd., H Shares (C)	633,485	736,466
China Tungsten and Hightech Materials Company, Ltd., Class A	18,800	183,634
China United Network Communications, Ltd., Class A	280,100	179,185
China Vanke Company, Ltd., Class A (B)	82,500	38,523
China XD Electric Company, Ltd., Class A	42,300	79,578
China Yangtze Power Company, Ltd., Class A	205,100	857,228
China Zheshang Bank Company, Ltd., Class A	168,600	72,753
Chongqing Afari Technology Company, Ltd., Class A (B)	36,500	45,078
Chongqing Changan Automobile Company, Ltd., Class A	65,610	69,019
Chongqing Rural Commercial Bank Company, Ltd., Class A	109,200	110,501
Chongqing Rural Commercial Bank Company, Ltd., H Shares	283,000	236,044
Chongqing Zhifei Biological Products Company, Ltd., Class A (B)	19,250	39,096
CICT Mobile Communication Technology Company, Ltd., Class A (B)	28,694	58,826
Citic Pacific Special Steel Group Company, Ltd., Class A	16,700	34,154
CITIC Securities Company, Ltd., Class A	115,300	476,717
CITIC Securities Company, Ltd., H Shares	220,342	767,609
CITIC, Ltd.	629,235	1,052,763
CMOC Group, Ltd., Class A	147,500	416,957
CMOC Group, Ltd., H Shares	516,272	1,100,014
CNGR Advanced Material Company, Ltd., Class A	7,320	43,446
CNPC Capital Company, Ltd., Class A	60,200	65,426
Contemporary Amperex Technology Company, Ltd., Class A	37,220	2,011,318
Contemporary Amperex Technology Company, Ltd., H Shares	24,500	1,862,962
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	32,000	91,486
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	168,000	356,217
COSCO SHIPPING Holdings Company, Ltd., Class A	105,500	266,846
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	337,491	$740,710
CRRC Corp., Ltd., Class A	227,800	210,778
CRRC Corp., Ltd., H Shares	578,773	394,048
CSC Financial Company, Ltd., Class A	38,900	148,106
CSI Solar Company, Ltd., Class A	29,587	40,012
CSPC Innovation Pharmaceutical Company, Ltd., Class A (B)	9,900	65,044
CSPC Pharmaceutical Group, Ltd.	1,135,785	1,334,706
Dajin Heavy Industry Company, Ltd., Class A	5,000	26,204
Daqin Railway Company, Ltd., Class A	170,800	120,981
Datang International Power Generation Company, Ltd., Class A	84,800	73,679
Dazhong Mining Company, Ltd., Class A	11,800	49,448
Delton Technology Guangzhou, Inc., Class A	2,800	67,651
Dongfang Electric Corp., Ltd., Class A	25,400	97,145
Dongxing Securities Company, Ltd., Class A	33,000	69,056
Dosilicon Company, Ltd., Class A (B)	3,599	64,055
East Money Information Company, Ltd., Class A	140,156	404,054
Eastroc Beverage Group Company, Ltd., Class A	5,604	100,041
Ecovacs Robotics Company, Ltd., Class A	4,500	35,237
Empyrean Technology Company, Ltd., Class A	4,500	66,696
ENN Energy Holdings, Ltd.	103,277	653,388
ENN Natural Gas Company, Ltd., Class A	14,000	38,120
Eoptolink Technology, Inc., Ltd., Class A	11,756	704,312
Eve Energy Company, Ltd., Class A	17,400	136,425
Everbright Securities Company, Ltd., Class A	45,100	98,733
EverProX Technologies Company, Ltd., Class A	2,600	81,528
Fiberhome Telecommunication Technologies Company, Ltd., Class A	11,500	72,647
Focus Media Information Technology Company, Ltd., Class A	110,700	81,830
Foshan Haitian Flavouring & Food Company, Ltd., Class A	39,044	195,343
Founder Securities Company, Ltd., Class A	100,600	102,931
Founder Technology Group Corp., class A (B)	34,600	65,830
Foxconn Industrial Internet Company, Ltd., Class A	89,500	863,797
Full Truck Alliance Company, Ltd., ADR	99,319	841,232
Fuyao Glass Industry Group Company, Ltd., Class A	16,700	140,424
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	85,174	595,587
Ganfeng Lithium Group Company, Ltd., Class A	12,960	103,759
Ganfeng Lithium Group Company, Ltd., H Shares (C)	67,800	352,366
GD Power Development Company, Ltd., Class A	154,100	118,772
GDS Holdings, Ltd., Class A (B)	152,200	608,596
GEM Company, Ltd., Class A	40,500	39,281
Genscript Biotech Corp. (B)	168,044	725,276
Geovis Technology Company, Ltd., Class A	5,942	28,571
GF Securities Company, Ltd., Class A	63,200	205,024

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
GF Securities Company, Ltd., H Shares	140,800	$333,036
Giant Biogene Holding Company, Ltd. (A)(C)	59,400	194,887
Giant Network Group Company, Ltd., Class A	16,000	65,314
GigaDevice Semiconductor, Inc., Class A	5,800	349,665
GoerTek, Inc., Class A	31,700	114,203
Goldwind Science & Technology Company, Ltd., Class A	29,300	79,845
Gotion High-tech Company, Ltd., Class A	14,400	57,174
Great Wall Motor Company, Ltd., H Shares	320,749	319,300
Gree Electric Appliances, Inc. of Zhuhai, Class A	25,500	147,807
Guangdong Haid Group Company, Ltd., Class A	13,500	92,845
Guangdong HEC Technology Holding Company, Ltd., Class A (B)	25,800	127,024
Guangzhou Automobile Group Company, Ltd., Class A (B)	35,700	27,714
Guangzhou Haige Communications Group, Inc. Company, Class A	22,300	33,809
Guangzhou Tinci Materials Technology Company, Ltd., Class A	16,900	91,545
Guobo Electronics Company, Ltd., Class A	3,180	36,757
Guocheng Mining Company, Ltd., Class A	8,200	38,741
Guolian Minsheng Securities Company, Ltd., Class A	44,500	58,775
Guosen Securities Company, Ltd., Class A	64,600	98,471
Guotai Haitong Securities Company, Ltd.	127,614	340,541
Guotai Haitong Securities Company, Ltd., H Shares (C)	325,326	629,973
Guoyuan Securities Company, Ltd., Class A	66,700	76,487
H World Group, Ltd., ADR	26,166	1,238,175
Haidilao International Holding, Ltd. (C)	227,816	340,320
Haier Smart Home Company, Ltd., Class A	54,700	172,376
Haier Smart Home Company, Ltd., H Shares	323,786	883,625
Hainan Airlines Holding Company, Ltd., Class A (B)	331,000	63,936
Hainan Airport Infrastructure Company, Ltd., Class A	92,600	38,014
Haisco Pharmaceutical Group Company, Ltd., Class A	6,700	66,636
Haitian International Holdings, Ltd.	90,963	209,400
Hangzhou Chang Chuan Technology Company, Ltd., Class A	5,400	223,863
Hangzhou First Applied Material Company, Ltd., Class A	19,251	43,788
Hangzhou Silan Microelectronics Company, Ltd., Class A	12,900	65,454
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,800	29,842
Hansoh Pharmaceutical Group Company, Ltd. (C)	175,299	787,515
Hebei Changshan Biochemical Pharmaceutical Company, Ltd., Class A (B)	8,300	29,152
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	18,700	76,490
Henan Shijia Photons Technology Company, Ltd., Class A	3,698	86,699
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shuanghui Investment & Development Company, Ltd., Class A	24,100	$86,265
Hengan International Group Company, Ltd.	89,690	252,504
Hengli Petrochemical Company, Ltd., Class A	49,100	141,192
Hengtong Optic-Electric Company, Ltd., Class A	20,700	207,233
Hesai Group (A)(B)	132,040	268,830
Hgtech Company, Ltd., Class A	8,200	127,617
Hithink RoyalFlush Information Network Company, Ltd., Class A	6,700	228,262
Horizon Robotics (A)(B)	703,200	421,785
Hoshine Silicon Industry Company, Ltd., Class A (B)	6,700	34,613
Hua Hong Grace Semiconductor, Ltd. (B)(C)	102,732	1,605,289
Hua Hong Grace Semiconductor, Ltd., Class A (B)	3,460	131,508
Huadian Power International Corp., Ltd., Class A	79,700	54,429
Huadong Medicine Company, Ltd., Class A	13,100	53,150
Huafon Chemical Company, Ltd., Class A	45,900	81,068
Huaneng Power International, Inc., Class A	68,100	67,667
Huaneng Power International, Inc., H Shares	586,352	412,994
Huaqin Company, Ltd., Class A	10,400	126,276
Huatai Securities Company, Ltd., Class A	83,300	240,537
Huatai Securities Company, Ltd., H Shares (C)	175,906	395,699
Huaxia Bank Company, Ltd., Class A	100,500	93,179
Huayu Automotive Systems Company, Ltd., Class A	29,000	66,635
Hubei Feilihua Quartz Glass Company, Ltd., Class A	4,500	63,879
Huizhou Desay Sv Automotive Company, Ltd., Class A	5,100	67,073
Hunan Valin Steel Company, Ltd., Class A	48,400	26,126
Hunan Yuneng New Energy Battery Material Company, Ltd., Class A	6,700	61,742
Hundsun Technologies, Inc., Class A	16,500	53,952
Hwatsing Technology Company, Ltd., Class A	3,835	148,603
Hygon Information Technology Company, Ltd., Class A	19,143	721,476
IEIT Systems Company, Ltd., Class A	12,600	159,799
Iflytek Company, Ltd., Class A	20,000	119,777
Imeik Technology Development Company, Ltd., Class A	2,200	30,395
Industrial & Commercial Bank of China, Ltd., Class A	511,500	614,388
Industrial & Commercial Bank of China, Ltd., H Shares	9,203,826	8,864,607
Industrial Bank Company, Ltd., Class A	182,400	476,015
Industrial Securities Company, Ltd., Class A	94,000	82,758
Ingenic Semiconductor Company, Ltd., Class A	4,300	89,354
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (B)	379,700	126,975
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	18,000	78,830

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	71,700	$51,080
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	14,000	83,034
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	55,500	218,786
Inner Mongolia Yitai Coal Company, Ltd., Class B	120,973	402,892
Innovent Biologics, Inc. (B)(C)	201,021	2,651,440
Isoftstone Information Technology Group Company, Ltd., Class A	8,050	45,190
J&T Global Express, Ltd. (B)	331,400	410,161
JA Solar Technology Company, Ltd., Class A (B)	18,388	19,057
JCET Group Company, Ltd., Class A	15,400	173,242
JD Health International, Inc. (B)(C)	146,408	677,744
JD Logistics, Inc. (B)(C)	227,494	318,812
JD.com, Inc., Class A	321,853	4,550,899
Jiangsu Eastern Shenghong Company, Ltd., Class A (B)	53,200	115,449
Jiangsu Etern Company, Ltd., Class A	12,700	75,983
Jiangsu Hengli Hydraulic Company, Ltd., Class A	11,200	170,625
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	54,600	374,257
Jiangsu Yanghe Distillery Company, Ltd., Class A	12,400	71,292
Jiangsu Zhongtian Technology Company, Ltd., Class A	28,600	149,762
Jiangxi Copper Company, Ltd., Class A	17,400	125,252
Jiangxi Copper Company, Ltd., H Shares	145,515	691,211
Jinduicheng Molybdenum Company, Ltd., Class A	22,500	75,573
Jinko Solar Company, Ltd., Class A (B)	77,579	47,380
JL Mag Rare-Earth Company, Ltd., Class A	8,600	34,488
Kanzhun, Ltd., ADR	51,294	890,464
KE Holdings, Inc., Class A	282,200	1,625,447
Kingdee International Software Group Company, Ltd. (B)	391,412	430,743
Kingfa Sci & Tech Company, Ltd., Class A	24,100	50,360
Kingnet Network Company, Ltd., Class A	16,700	42,613
Kingsoft Corp., Ltd.	132,996	420,324
Kuaishou Technology (C)	359,071	1,528,147
Kuang-Chi Technologies Company, Ltd., Class A	18,600	79,049
Kunlun Tech Company, Ltd., Class A (B)	10,300	67,274
Kweichow Moutai Company, Ltd., Class A	10,600	2,049,726
Laopu Gold Company, Ltd., H Shares (A)	5,500	276,551
LB Group Company, Ltd., Class A	23,400	56,427
Lenovo Group, Ltd.	1,048,690	4,017,848
Lens Technology Company, Ltd., Class A	42,800	247,608
Leo Group Company, Ltd., Class A	58,200	41,058
Li Auto, Inc., Class A (A)(B)	169,798	1,023,966
Li Ning Company, Ltd.	322,602	559,303
Lingyi iTech Guangdong Company, Class A	62,200	118,200
Longfor Group Holdings, Ltd. (C)	292,827	234,191
LONGi Green Energy Technology Company, Ltd., Class A (B)	58,040	104,178
Loongson Technology Corp., Ltd., Class A (B)	3,075	49,345
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Luxshare Precision Industry Company, Ltd., Class A	62,100	$530,857
Luzhou Laojiao Company, Ltd., Class A	12,200	139,814
Mango Excellent Media Company, Ltd., Class A	14,100	35,593
Maxscend Microelectronics Company, Ltd., Class A (B)	4,500	52,820
Meituan, Class B (B)(C)	708,446	7,087,509
Metallurgical Corp. of China, Ltd., Class A (B)	160,500	61,104
Midea Group Company, Ltd., Class A	32,800	428,323
Midea Group Company, Ltd., H Shares (A)	58,400	753,546
MINISO Group Holding, Ltd.	58,400	137,074
Montage Technology Company, Ltd., Class A	9,581	291,367
Muyuan Foods Group Company, Ltd., Class A	45,760	288,055
NARI Technology Company, Ltd., Class A	65,648	224,272
National Silicon Industry Group Company, Ltd., Class A (B)	27,173	99,731
NAURA Technology Group Company, Ltd., Class A	6,170	642,155
NetEase, Inc.	246,896	6,016,739
New China Life Insurance Company, Ltd., Class A	18,300	163,552
New China Life Insurance Company, Ltd., H Shares	134,717	794,895
New Hope Liuhe Company, Ltd., Class A (B)	23,100	24,400
New Oriental Education & Technology Group, Inc.	178,658	1,032,676
Nexchip Semiconductor Corp., Class A (B)	16,558	95,335
Ningbo Deye Technology Corp., Class A	10,236	134,016
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,920	29,791
Ningbo Sanxing Medical Electric Company, Ltd., Class A	8,800	18,572
Ningbo Tuopu Group Company, Ltd., Class A	14,990	105,050
Ningxia Baofeng Energy Group Company, Ltd., Class A	59,100	217,311
NIO, Inc., Class A (B)	244,870	1,047,517
Nongfu Spring Company, Ltd., H Shares (C)	247,206	1,350,667
OmniVision Integrated Circuits Group, Inc.	10,245	126,775
Orient Securities Company, Ltd., Class A	82,400	112,618
PetroChina Company, Ltd., Class A	195,300	332,065
PetroChina Company, Ltd., H Shares	2,984,130	3,867,417
Pharmaron Beijing Company, Ltd., Class A	15,925	102,588
PICC Property & Casualty Company, Ltd., H Shares	993,292	2,151,416
Ping An Bank Company, Ltd., Class A	171,100	298,360
Ping An Insurance Group Company of China, Ltd., Class A	92,400	766,603
Ping An Insurance Group Company of China, Ltd., H Shares	922,662	6,617,846
Piotech, Inc., Class A	2,243	225,788
Poly Developments and Holdings Group Company, Ltd., Class A	117,600	86,933
Pony AI, Inc., Class A (A)(B)	27,600	195,778
Pop Mart International Group, Ltd. (A)(C)	70,407	1,397,547
Postal Savings Bank of China Company, Ltd., Class A	271,400	212,438

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,176,504	$794,380
Power Construction Corp. of China, Ltd., Class A	144,800	99,276
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	42,200	176,678
QuantumCTek Company, Ltd., Class A	771	43,856
Range Intelligent Computing Technology Group Company, Ltd., Class A	13,600	133,615
Raytron Technology Company, Ltd., Class A	3,427	94,236
Remegen Company, Ltd., Class A (B)	3,388	61,362
Remegen Company, Ltd., H Shares (B)(C)	26,000	266,823
RoboTechnik Intelligent Technology Company, Ltd., Class A (B)	1,500	126,805
Rockchip Electronics Company, Ltd., Class A	3,600	104,084
Rongsheng Petrochemical Company, Ltd., Class A	76,000	167,721
SAIC Motor Corp., Ltd., Class A	71,600	110,710
Sailun Group Company, Ltd., Class A	27,900	63,072
Sanan Optoelectronics Company, Ltd., Class A (B)	42,400	82,488
Sangfor Technologies, Inc., Class A	3,700	73,869
Sany Heavy Industry Company, Ltd., Class A	74,000	220,186
Satellite Chemical Company, Ltd., Class A	27,843	118,058
SDIC Capital Company, Ltd., Class A	84,400	81,845
SDIC Power Holdings Company, Ltd., Class A	60,000	122,349
SenseTime Group, Inc., Class B (B)(C)	3,938,000	720,092
Seres Group Company, Ltd., Class A	12,700	93,739
SF Holding Company, Ltd., Class A	39,500	186,852
SG Micro Corp., Class A	4,701	79,610
Shaanxi Coal Industry Company, Ltd., Class A	79,100	325,366
Shandong Gold Mining Company, Ltd., Class A	28,900	162,923
Shandong Gold Mining Company, Ltd., H Shares (C)	125,537	434,095
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	9,380	61,196
Shandong Hongqiao Aluminum Industry Holding Company, Ltd., Class A	21,000	56,658
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	19,270	61,476
Shandong Nanshan Aluminum Company, Ltd., Class A	92,700	66,765
Shandong Sun Paper Industry JSC, Ltd., Class A	24,600	54,554
Shanghai Allist Pharmaceuticals Company, Ltd., Class A	2,999	49,750
Shanghai Baosight Software Company, Ltd., Class A	15,272	40,061
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	2,723	40,077
Shanghai Electric Group Company, Ltd., Class A	106,700	105,481
Shanghai Electric Power Company, Ltd., Class A	23,800	47,110
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	21,600	71,857
Shanghai International Airport Company, Ltd., Class A	4,800	16,658
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	27,800	$67,214
Shanghai Pudong Development Bank Company, Ltd., Class A	280,800	382,720
Shanghai Putailai New Energy Technology Group Company, Ltd.	17,510	61,211
Shanghai RAAS Blood Products Company, Ltd., Class A	59,500	43,126
Shanghai Rural Commercial Bank Company, Ltd., Class A	74,200	98,280
Shanghai Stonehill Technology Company, Ltd., Class A	49,100	47,114
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,545	101,705
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,900	62,511
Shanjin International Gold Company, Ltd., Class A	19,100	74,697
Shannon Semiconductor Technology Company, Ltd., Class A	3,900	103,468
Shanxi Coking Coal Energy Group Company, Ltd., Class A	32,100	35,469
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	23,000	61,481
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,700	168,552
Sharetronic Data Technology Company, Ltd., Class A	4,120	161,664
Shenergy Company, Ltd., Class A	39,800	50,917
Shengyi Electronics Company, Ltd., Class A	5,673	108,517
Shengyi Technology Company, Ltd., Class A	20,500	466,637
Shennan Circuits Company, Ltd., Class A	5,790	317,271
Shenwan Hongyuan Group Company, Ltd., Class A	231,900	157,614
Shenzhen Envicool Technology Company, Ltd., Class A	10,310	104,404
Shenzhen Everwin Precision Technology Company, Ltd., Class A	11,700	43,010
Shenzhen Inovance Technology Company, Ltd., Class A	11,000	101,173
Shenzhen Kedali Industry Company, Ltd., Class A	2,300	60,638
Shenzhen Kinwong Electronic Company, Ltd., Class A	8,400	120,278
Shenzhen Longsys Electronics Company, Ltd., Class A	3,500	198,355
Shenzhen Megmeet Electrical Company, Ltd., Class A	4,800	93,051
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	10,100	248,579
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,000	37,151
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	9,100	43,273
Shenzhen Sunway Communication Company, Ltd., Class A	8,500	77,516
Shenzhen Techwinsemi Technology Company, Ltd., Class A	1,900	123,177
Shenzhen Transsion Holdings Company, Ltd., Class A	8,179	69,591
Shenzhou International Group Holdings, Ltd.	117,991	526,512

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (B)	1,932	$76,783
Sichuan Changhong Electric Company, Ltd., Class A	39,500	40,974
Sichuan Chuantou Energy Company, Ltd., Class A	38,400	88,859
Sichuan Huafeng Technology Company, Ltd., Class A (B)	3,722	75,310
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,500	81,635
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (B)	7,700	487,236
Sichuan Road and Bridge Group Company, Ltd., Class A	47,800	64,427
Sinoma Science & Technology Company, Ltd., Class A	14,800	117,373
Sinomine Resource Group Company, Ltd., Class A	5,300	42,460
Sinopharm Group Company, Ltd., H Shares	192,153	378,625
Sinotruk Hong Kong, Ltd.	114,000	583,637
Skyverse Technology Company, Ltd., Class A (B)	2,656	144,485
Smoore International Holdings, Ltd. (C)	265,334	355,618
SooChow Securities Company, Ltd., Class A	57,600	72,817
Spring Airlines Company, Ltd., Class A	7,600	49,175
Sungrow Power Supply Company, Ltd., Class A	17,520	238,197
Sunny Optical Technology Group Company, Ltd.	91,364	825,774
Sunwoda Electronic Company, Ltd., Class A	15,800	40,907
SUPCON Technology Company, Ltd., Class A	6,283	91,291
Suzhou Centec Communications Company, Ltd., Class A (B)	2,072	120,011
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A (B)	15,400	453,028
Suzhou Everbright Photonics Company, Ltd., Class A (B)	1,417	61,987
Suzhou Maxwell Technologies Company, Ltd., Class A	2,300	76,114
Suzhou TFC Optical Communication Company, Ltd., Class A	9,263	363,660
TAL Education Group, ADR (B)	47,408	556,570
TBEA Company, Ltd., Class A	41,710	118,619
TCL Technology Group Corp., Class A	172,170	130,318
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (B)	26,400	37,312
Tencent Holdings, Ltd.	866,795	49,784,520
Tencent Music Entertainment Group, ADR	80,869	668,787
The People's Insurance Company Group of China, Ltd., Class A	92,100	101,978
The People's Insurance Company Group of China, Ltd., H Shares	1,259,879	916,514
Tianfeng Securities Company, Ltd., Class A (B)	90,900	52,049
Tianqi Lithium Corp., Class A (B)	11,600	86,001
Tianshan Aluminum Group Company, Ltd., Class A	37,200	73,135
Tianshui Huatian Technology Company, Ltd., Class A	28,000	70,887
Tingyi Cayman Islands Holding Corp.	273,102	443,787
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tongcheng Travel Holdings, Ltd. (C)	178,312	$273,290
TongFu Microelectronics Company, Ltd., Class A	13,200	126,555
Tongling Nonferrous Metals Group Company, Ltd., Class A	107,100	106,237
Tongwei Company, Ltd., Class A (B)	32,800	56,513
Trina Solar Company, Ltd., Class A (B)	15,230	27,325
Tsingtao Brewery Company, Ltd., Class A	6,200	46,774
Tsingtao Brewery Company, Ltd., H Shares	88,597	459,725
UBTech Robotics Corp., Ltd., H Shares (B)	30,500	328,673
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,779	64,336
Unisplendour Corp., Ltd., Class A	23,600	136,526
United Nova Technology Company, Ltd., Class A (B)	63,669	82,952
Universal Scientific Industrial Shanghai Company, Ltd., Class A	17,300	69,659
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (B)	4,303	127,844
Victory Giant Technology Huizhou Company, Ltd., Class A	7,400	267,135
Vipshop Holdings, Ltd., ADR	39,629	519,140
Wanhua Chemical Group Company, Ltd., Class A	27,500	311,941
Wanxiang Qianchao Company, Ltd., Class A	29,200	48,874
Weichai Power Company, Ltd., Class A	64,700	260,922
Weichai Power Company, Ltd., H Shares	267,633	1,081,118
Wens Foodstuff Group Company, Ltd., Class A	49,300	104,698
Western Mining Company, Ltd., Class A	22,400	130,957
Western Securities Company, Ltd., Class A	26,500	27,353
Western Superconducting Technologies Company, Ltd., Class A	4,965	36,851
Wintime Energy Group Company, Ltd., Class A (B)	192,400	44,922
Wolong Electric Group Company, Ltd., Class A	14,000	61,317
Wuhan Guide Infrared Company, Ltd., Class A	31,978	61,653
Wuliangye Yibin Company, Ltd., Class A	32,900	348,803
WUS Printed Circuit Kunshan Company, Ltd., Class A	16,300	302,316
WuXi AppTec Company, Ltd., Class A	23,100	532,004
WuXi AppTec Company, Ltd., H Shares (C)	56,394	1,358,115
WuXi Biologics Cayman, Inc. (B)(C)	498,120	3,089,365
WuXi XDC Cayman, Inc. (B)	53,000	470,937
XCMG Construction Machinery Company, Ltd., Class A	99,700	116,973
Xiamen Tungsten Company, Ltd., Class A	12,300	98,464
Xiaomi Corp., Class B (B)(C)	2,413,634	8,472,829
Xinjiang Daqo New Energy Company, Ltd., Class A (B)	13,922	34,657
Xinyi Solar Holdings, Ltd. (A)	619,086	177,846
XPeng, Inc., A Shares (B)	175,676	998,403
XtalPi Holdings, Ltd. (B)	244,000	230,902
Yadea Group Holdings, Ltd. (C)	152,485	182,025
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., Class A	1,900	118,444
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (C)	56,500	1,194,948

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yangzijiang Shipbuilding Holdings, Ltd.	407,448	$1,547,787
Yankuang Energy Group Company, Ltd., Class A	43,470	152,946
Yankuang Energy Group Company, Ltd., H Shares	454,584	810,471
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	8,900	172,203
Yealink Network Technology Corp., Ltd., Class A	11,680	71,937
Yonghui Superstores Company, Ltd., Class A (B)	68,300	31,393
Yonyou Network Technology Company, Ltd., Class A (B)	25,900	39,608
YTO Express Group Company, Ltd., Class A	24,300	61,225
Yuanjie Semiconductor Technology Company, Ltd., Class A	966	220,164
Yum China Holdings, Inc.	46,800	2,094,417
Yunnan Aluminium Company, Ltd., Class A	27,800	112,179
Yunnan Baiyao Group Company, Ltd., Class A	15,540	116,576
Yunnan Energy New Material Group Company, Ltd., Class A (B)	7,600	60,228
Yunnan Tin Company, Ltd., Class A	13,500	72,459
Yunnan Yuntianhua Company, Ltd., Class A	15,600	72,928
Yutong Bus Company, Ltd., Class A	18,100	80,221
Zangge Mining Company, Ltd., Class A	13,200	153,534
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,500	81,797
Zhaojin Mining Industry Company, Ltd., H Shares	225,743	662,992
Zhejiang Century Huatong Group Company, Ltd., Class A	59,000	123,967
Zhejiang China Commodities City Group Company, Ltd., Class A	47,600	88,301
Zhejiang Chint Electrics Company, Ltd., Class A	16,200	61,840
Zhejiang Dahua Technology Company, Ltd., Class A	27,900	68,100
Zhejiang Huayou Cobalt Company, Ltd., Class A	16,310	95,825
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	11,000	70,585
Zhejiang Juhua Company, Ltd., Class A	22,900	138,167
Zhejiang Leapmotor Technology Company, Ltd., H Shares (B)(C)	69,000	322,549
Zhejiang Longsheng Group Company, Ltd., Class A	30,300	57,401
Zhejiang NHU Company, Ltd., Class A	24,280	97,607
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	16,600	89,517
Zhejiang Weiming Environment Protection Company, Ltd., Class A	10,536	22,660
Zhejiang Zheneng Electric Power Company, Ltd., Class A	75,300	54,648
Zheshang Securities Company, Ltd., Class A	52,800	73,738
Zhongji Innolight Company, Ltd., Class A	9,380	1,192,144
Zhongjin Gold Corp., Ltd., Class A	38,500	146,872
Zhongtai Securities Company, Ltd., Class A	82,200	69,560
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhuzhou CRRC Times Electric Company, Ltd., Class A	5,309	$37,163
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	61,292	246,558
Zijin Mining Group Company, Ltd., Class A	178,100	891,866
Zijin Mining Group Company, Ltd., H Shares	840,396	3,918,663
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	66,200	65,849
ZTE Corp., Class A	33,300	169,296
ZTE Corp., H Shares	108,775	329,287
ZTO Express Cayman, Inc.	53,500	1,136,259
		294,114,737
Colombia - 0.0%
Grupo Cibest SA	25,204	664,446
Interconexion Electrica SA ESP	50,003	442,610
		1,107,056
Czech Republic - 0.1%
CEZ AS	19,508	1,293,182
CSG NV (A)(B)	21,511	452,928
Komercni banka AS	12,434	635,382
Moneta Money Bank AS (C)	39,871	373,702
		2,755,194
Denmark - 1.0%
A.P. Moller - Maersk A/S, Series A	244	789,210
A.P. Moller - Maersk A/S, Series B	573	1,919,700
Carlsberg A/S, Class B	13,534	1,853,947
Coloplast A/S, B Shares (A)	17,702	1,258,040
Danske Bank A/S	89,288	5,161,257
Demant A/S (B)	11,935	533,874
DSV A/S	27,427	5,763,128
Genmab A/S (B)	8,685	2,870,135
Novo Nordisk A/S, Class B	458,352	20,757,836
Novonesis A/S, B Shares	49,762	3,575,017
Orsted A/S (B)(C)	65,406	1,377,551
Pandora A/S	10,665	1,407,324
ROCKWOOL A/S, B Shares	13,643	437,228
Tryg A/S	47,533	1,134,881
Vestas Wind Systems A/S	136,039	4,511,149
		53,350,277
Finland - 0.7%
Elisa OYJ	19,741	805,239
Fortum OYJ	62,965	1,514,557
Kesko OYJ, B Shares	38,160	994,463
Kone OYJ, B Shares	46,548	2,847,118
Metso OYJ	92,318	1,907,323
Neste OYJ	59,764	2,232,313
Nokia OYJ	716,699	7,289,198
Nordea Bank ABP	437,007	8,919,505
Orion OYJ, Class B	15,534	1,425,135
Sampo OYJ, A Shares	348,597	3,928,500
Stora Enso OYJ, R Shares	78,785	924,698
UPM-Kymmene OYJ	74,947	2,092,421
Wartsila OYJ ABP	69,648	2,249,796
		37,130,266
France - 4.8%
Abivax SA (B)	7,196	809,874
Accor SA	25,497	1,372,394
Aeroports de Paris SA	4,115	515,677
Air Liquide SA	85,273	16,775,251
Alstom SA (B)	46,260	878,856

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Amundi SA (C)	8,581	$939,324
AXA SA	214,496	10,709,948
Ayvens SA (C)	43,576	575,799
BioMerieux	4,890	425,339
BNP Paribas SA	133,496	15,893,671
Bollore SE	82,550	367,880
Bouygues SA	29,256	1,498,970
Bureau Veritas SA	42,162	1,334,299
Capgemini SE	20,437	2,542,185
Carrefour SA	77,834	1,414,161
Cie de Saint-Gobain SA	60,112	5,448,231
Cie Generale des Etablissements Michelin SCA	83,289	3,379,694
Covivio SA	6,897	400,858
Credit Agricole SA	123,257	2,648,973
Danone SA	84,224	6,280,905
Dassault Aviation SA	2,226	733,841
Dassault Systemes SE	89,162	2,361,375
Eiffage SA	8,955	1,130,943
Engie SA	238,345	6,808,556
EssilorLuxottica SA	40,448	7,506,234
Gecina SA	5,654	449,070
Getlink SE	31,116	680,862
Hermes International SCA	3,474	6,355,341
Ipsen SA	4,478	848,091
Kering SA	9,562	2,817,656
Klepierre SA	28,145	1,224,110
Legrand SA	34,344	5,449,024
L'Oreal SA	32,238	14,354,159
LVMH Moet Hennessy Louis Vuitton SE	33,418	17,520,104
Orange SA	248,121	4,436,278
Pernod Ricard SA	26,347	1,970,238
Publicis Groupe SA	30,836	3,617,244
Renault SA	24,662	850,041
Rexel SA	29,989	1,250,042
Safran SA	46,364	18,120,873
Sanofi SA	146,637	13,037,325
Sartorius Stedim Biotech	3,938	895,869
Schneider Electric SE	72,517	24,821,120
Schneider Electric SE (Euronext London Exchange)	1,178	402,743
Societe Generale SA	86,118	7,254,244
Sodexo SA	10,125	679,727
Thales SA	12,342	3,500,503
TotalEnergies SE	263,790	23,243,539
Unibail-Rodamco-Westfield (B)	14,530	1,643,479
Veolia Environnement SA	79,229	2,994,968
Vinci SA	62,291	8,166,854
		259,336,742
Germany - 5.1%
adidas AG	23,105	4,046,772
Allianz SE	54,778	28,567,528
BASF SE	127,346	7,818,392
Bayer AG	140,262	7,983,353
Bayerische Motoren Werke AG	47,674	3,420,376
Beiersdorf AG	12,744	1,166,779
Brenntag SE	16,109	1,172,272
Commerzbank AG	91,875	4,274,619
Continental AG	15,555	1,283,025
CTS Eventim AG & Company KGaA	8,022	542,365
Daimler Truck Holding AG	65,485	3,546,207
Delivery Hero SE (A)(B)(C)	23,759	1,009,045
Deutsche Bank AG	260,887	10,448,385
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Boerse AG	25,919	$8,661,315
Deutsche Lufthansa AG	85,265	772,481
Deutsche Telekom AG	489,903	16,100,008
DHL Group	131,343	8,531,298
E.ON SE	319,216	6,591,659
Evonik Industries AG	35,588	785,112
Fresenius Medical Care AG	27,260	1,247,369
Fresenius SE & Company KGaA	60,361	3,160,277
GEA Group AG	20,429	1,590,242
Hannover Rueck SE	8,983	2,684,325
Heidelberg Materials AG	18,915	3,605,282
Henkel AG & Company KGaA	10,015	818,402
Hensoldt AG	8,536	850,894
HOCHTIEF AG	2,093	1,014,216
Infineon Technologies AG	186,613	12,164,742
Knorr-Bremse AG	8,872	1,084,783
Mercedes-Benz Group AG	103,346	5,655,684
Merck KGaA	18,608	2,995,162
MTU Aero Engines AG	7,697	3,138,424
Muenchener Rueckversicherungs-Gesellschaft AG	18,835	11,321,522
Nemetschek SE	7,774	632,421
Rational AG	700	510,648
Rheinmetall AG	6,641	8,549,804
RWE AG	82,245	5,594,059
SAP SE	149,065	32,807,685
Scout24 SE (C)	9,677	894,556
Siemens AG	106,255	35,224,373
Siemens Energy AG	110,713	18,235,240
Siemens Healthineers AG (C)	48,776	2,207,856
Symrise AG	18,759	2,004,472
Talanx AG	9,390	1,360,217
Vonovia SE	102,257	2,277,621
Zalando SE (B)(C)	29,858	849,551
		279,200,818
Greece - 0.3%
Alpha Bank SA	331,188	1,756,532
Eurobank SA	511,325	2,712,262
GEK TERNA SA	12,196	658,969
Hellenic Telecommunications Organization SA	29,052	666,722
JUMBO SA	23,660	713,055
Metlen Energy & Metals PLC	13,235	762,524
National Bank of Greece SA	171,095	3,343,796
Piraeus Bank SA (B)	219,947	2,616,914
Public Power Corp. SA	55,205	1,534,358
		14,765,132
Hong Kong - 1.9%
AIA Group, Ltd.	1,366,813	13,213,802
Alibaba Group Holding, Ltd.	2,357,483	33,699,670
Alibaba Health Information Technology, Ltd. (A)(B)	723,746	284,201
Beijing Enterprises Holdings, Ltd.	72,470	298,611
BOC Hong Kong Holdings, Ltd.	478,390	3,208,776
Bosideng International Holdings, Ltd.	633,812	344,775
C&D International Investment Group, Ltd. (A)	120,246	197,913
China Gas Holdings, Ltd.	374,502	270,375
China Merchants Port Holdings Company, Ltd.	184,231	377,617
China Overseas Land & Investment, Ltd.	546,752	871,009
China Power International Development, Ltd. (A)	504,969	184,320

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Beer Holdings Company, Ltd.	228,662	$562,421
China Resources Gas Group, Ltd.	130,173	283,562
China Resources Land, Ltd.	407,711	1,559,070
China Resources Power Holdings Company, Ltd. (A)	292,808	699,542
China Ruyi Holdings, Ltd. (A)(B)	1,605,326	275,026
China Taiping Insurance Holdings Company, Ltd.	208,329	560,806
Chow Tai Fook Jewellery Group, Ltd.	217,431	357,974
CK Asset Holdings, Ltd.	228,360	1,316,374
CK Hutchison Holdings, Ltd.	348,925	3,115,620
CK Infrastructure Holdings, Ltd.	77,002	639,987
CLP Holdings, Ltd.	211,428	2,119,534
Far East Horizon, Ltd.	338,693	304,888
Futu Holdings, Ltd., ADR	6,496	793,421
Galaxy Entertainment Group, Ltd.	254,290	1,105,344
GCL Technology Holdings, Ltd. (A)(B)	3,366,736	299,781
Geely Automobile Holdings, Ltd.	912,860	2,044,116
Guangdong Investment, Ltd.	382,587	431,652
Henderson Land Development Company, Ltd.	173,713	593,230
HKT Trust & HKT, Ltd.	437,839	681,460
Hong Kong & China Gas Company, Ltd.	1,437,486	1,319,993
Hong Kong Exchanges & Clearing, Ltd.	156,436	8,457,933
Hongkong Land Holdings, Ltd.	125,141	1,019,147
Jardine Matheson Holdings, Ltd. (A)	20,897	1,230,284
Kingboard Laminates Holdings, Ltd.	144,000	848,427
Kunlun Energy Company, Ltd.	545,215	538,230
Link REIT	336,687	1,659,352
MTR Corp., Ltd. (A)	196,008	807,237
Orient Overseas International, Ltd.	19,227	384,603
Power Assets Holdings, Ltd.	177,912	1,365,958
Prudential PLC	364,494	4,957,503
Sino Biopharmaceutical, Ltd.	1,382,160	958,288
Sino Land Company, Ltd.	480,922	633,362
SITC International Holdings Company, Ltd.	172,007	1,045,990
Sun Hung Kai Properties, Ltd.	169,123	2,497,969
Swire Pacific, Ltd., Class A	43,322	588,234
Techtronic Industries Company, Ltd.	178,656	3,072,595
Want Want China Holdings, Ltd.	552,564	216,453
WH Group, Ltd. (C)	983,931	928,791
Wharf Real Estate Investment Company, Ltd.	193,453	759,993
Zijin Gold International Company, Ltd.	47,800	920,977
		104,906,196
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (B)	50,184	806,945
OTP Bank NYRT	30,765	4,425,012
Richter Gedeon NYRT	18,922	788,771
		6,020,728
India - 3.5%
ABB India, Ltd.	6,242	500,267
Adani Enterprises, Ltd.	24,722	741,318
Adani Ports & Special Economic Zone, Ltd.	72,223	1,207,010
Adani Power, Ltd. (B)	427,656	888,658
Aditya Birla Capital, Ltd. (B)	111,759	479,891
Alkem Laboratories, Ltd.	5,894	329,815
Ambuja Cements, Ltd.	78,446	330,036
APL Apollo Tubes, Ltd.	24,246	565,399
Apollo Hospitals Enterprise, Ltd.	14,004	1,307,720
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Ashok Leyland, Ltd.	390,834	$719,927
Asian Paints, Ltd.	52,919	1,470,925
Astral, Ltd.	13,035	208,202
AU Small Finance Bank, Ltd. (C)	76,496	871,949
Aurobindo Pharma, Ltd. (B)	36,633	659,938
Avenue Supermarts, Ltd. (B)(C)	20,057	820,834
Axis Bank, Ltd.	320,684	4,371,769
Bajaj Auto, Ltd.	9,539	1,215,538
Bajaj Finance, Ltd.	345,430	3,829,934
Bajaj Finserv, Ltd.	54,453	1,154,366
Bajaj Holdings & Investment, Ltd.	3,766	460,153
Balkrishna Industries, Ltd.	9,869	238,245
Bank of Baroda	145,013	362,944
Bharat Electronics, Ltd.	486,828	2,117,350
Bharat Forge, Ltd.	33,850	747,433
Bharat Heavy Electricals, Ltd.	169,771	788,048
Bharat Petroleum Corp., Ltd.	225,664	767,013
Bharti Airtel, Ltd.	380,400	7,230,862
Bosch, Ltd.	947	497,457
Britannia Industries, Ltd.	14,804	815,850
BSE, Ltd.	27,844	958,139
Canara Bank	252,584	336,014
CG Power & Industrial Solutions, Ltd.	86,926	835,576
Cholamandalam Investment and Finance Company, Ltd.	59,594	1,160,809
Cipla, Ltd.	70,124	1,036,765
Coal India, Ltd.	213,274	899,550
Colgate-Palmolive India, Ltd.	16,501	328,734
Coromandel International, Ltd.	16,000	320,187
Cummins India, Ltd.	18,318	981,038
Dabur India, Ltd.	63,695	254,721
Divi's Laboratories, Ltd.	16,755	1,664,747
Dixon Technologies India, Ltd.	5,018	781,192
DLF, Ltd.	89,038	645,114
Dr. Reddy's Laboratories, Ltd.	69,451	845,986
Eicher Motors, Ltd.	18,985	1,585,278
Eternal, Ltd. (B)	332,841	1,145,107
Federal Bank, Ltd.	248,217	928,579
Fortis Healthcare, Ltd.	69,642	663,293
FSN E-Commerce Ventures, Ltd. (B)	160,642	588,634
GAIL India, Ltd.	337,115	627,780
GE Vernova T&D India, Ltd.	17,680	824,936
GMR Airports, Ltd. (B)	337,190	331,198
Godrej Consumer Products, Ltd.	53,621	507,125
Godrej Properties, Ltd.	18,469	390,123
Grasim Industries, Ltd.	38,056	1,345,869
Havells India, Ltd.	27,031	352,930
HCL Technologies, Ltd.	122,884	1,689,633
HDFC Asset Management Company, Ltd. (C)	27,469	755,166
HDFC Bank, Ltd.	1,582,368	11,755,408
HDFC Life Insurance Company, Ltd. (C)	142,696	813,396
Hero MotoCorp, Ltd.	16,550	946,072
Hindalco Industries, Ltd.	180,701	1,926,241
Hindustan Aeronautics, Ltd.	23,591	1,189,164
Hindustan Petroleum Corp., Ltd.	131,499	504,362
Hindustan Unilever, Ltd.	98,431	2,032,086
Hitachi Energy India, Ltd.	1,698	601,716
ICICI Bank, Ltd.	739,103	11,258,480
ICICI Lombard General Insurance Company, Ltd. (C)	35,679	586,717
ICICI Prudential Life Insurance Company, Ltd. (C)	57,043	309,477
IDFC First Bank, Ltd.	560,849	505,846

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Indian Bank	36,989	$348,481
Indian Oil Corp., Ltd.	392,701	573,278
Indus Towers, Ltd.	173,955	709,733
IndusInd Bank, Ltd.	79,865	851,445
Info Edge India, Ltd.	47,341	651,989
Infosys, Ltd.	423,226	5,039,597
InterGlobe Aviation, Ltd. (B)(C)	26,291	1,441,918
ITC, Ltd.	417,596	1,119,738
Jindal Stainless, Ltd.	38,628	283,683
Jindal Steel, Ltd.	50,047	626,353
Jio Financial Services, Ltd.	394,484	998,910
JSW Energy, Ltd.	51,961	283,629
JSW Steel, Ltd.	85,269	1,169,229
Kotak Mahindra Bank, Ltd.	762,426	3,352,862
L&T Finance, Ltd.	114,509	385,450
Larsen & Toubro, Ltd.	94,398	4,001,950
Lodha Developers, Ltd. (C)	38,411	483,090
LTM, Ltd. (C)	8,608	409,732
Lupin, Ltd.	31,755	729,538
Mahindra & Mahindra, Ltd.	121,471	4,185,015
Mankind Pharma, Ltd. (B)	14,094	357,747
Marico, Ltd.	70,594	607,512
Maruti Suzuki India, Ltd.	16,409	2,334,741
Max Healthcare Institute, Ltd.	98,082	1,072,795
Mphasis, Ltd.	16,899	430,113
MRF, Ltd.	319	450,203
Multi Commodity Exchange of India, Ltd.	17,753	633,353
Muthoot Finance, Ltd.	15,320	478,474
National Aluminium Company, Ltd.	114,538	458,829
Nestle India, Ltd.	79,072	1,242,120
NHPC, Ltd.	353,031	284,196
NMDC, Ltd.	422,992	391,317
NTPC, Ltd.	609,764	2,095,072
Oberoi Realty, Ltd.	16,086	315,165
Oil & Natural Gas Corp., Ltd.	360,525	877,562
Oil India, Ltd.	56,134	284,895
One 97 Communications, Ltd. (B)	53,469	962,808
Oracle Financial Services Software, Ltd.	2,946	387,601
Page Industries, Ltd.	793	297,971
PB Fintech, Ltd. (B)	48,040	945,393
Persistent Systems, Ltd.	14,196	832,235
Petronet LNG, Ltd.	106,709	336,286
PI Industries, Ltd.	9,166	228,056
Pidilite Industries, Ltd.	38,040	673,842
Polycab India, Ltd.	7,313	724,762
Power Finance Corp., Ltd.	184,976	652,374
Power Grid Corp. of India, Ltd.	583,318	1,614,282
Prestige Estates Projects, Ltd.	24,301	416,138
Punjab National Bank	313,949	375,993
REC, Ltd.	169,141	573,568
Reliance Industries, Ltd.	847,218	11,352,783
Samvardhana Motherson International, Ltd.	589,706	1,055,345
SBI Cards & Payment Services, Ltd.	31,216	211,144
SBI Life Insurance Company, Ltd. (C)	64,953	1,186,359
Shree Cement, Ltd.	1,092	265,824
Shriram Finance, Ltd.	196,332	2,284,746
Siemens Energy India, Ltd.	11,490	387,610
Siemens, Ltd.	10,837	457,982
Solar Industries India, Ltd.	3,139	662,656
SRF, Ltd.	18,454	495,703
State Bank of India	258,842	2,877,472
Sun Pharmaceutical Industries, Ltd.	125,035	2,603,654
Sundaram Finance, Ltd.	8,670	415,986
Supreme Industries, Ltd.	8,531	318,599
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Suzlon Energy, Ltd. (B)	1,409,310	$702,377
Swiggy, Ltd. (B)	188,444	556,983
Tata Communications, Ltd.	15,490	280,199
Tata Consultancy Services, Ltd.	113,191	2,847,392
Tata Consumer Products, Ltd.	75,874	826,019
Tata Motors Passenger Vehicles, Ltd.	260,536	844,402
Tata Motors, Ltd.	256,756	1,265,744
Tata Steel, Ltd.	1,043,081	2,016,035
Tech Mahindra, Ltd.	74,845	1,277,568
The Indian Hotels Company, Ltd.	117,004	906,313
The Phoenix Mills, Ltd.	26,015	518,507
The Tata Power Company, Ltd.	212,049	772,091
Titan Company, Ltd.	49,128	2,628,508
Torrent Pharmaceuticals, Ltd.	13,961	743,133
Torrent Power, Ltd.	24,142	306,265
Trent, Ltd.	36,675	1,107,818
Tube Investments of India, Ltd.	13,657	398,270
TVS Motor Company, Ltd.	32,917	1,498,539
UltraTech Cement, Ltd.	14,355	1,724,011
Union Bank of India, Ltd.	215,824	426,918
United Spirits, Ltd.	39,256	614,095
UPL, Ltd.	70,072	413,374
Varun Beverages, Ltd.	175,614	737,641
Vedanta Aluminium Metal, Ltd.	175,329	804,425
Vedanta Iron and Steel, Ltd. (B)	166,488	64,544
Vedanta Oil and Gas, Ltd. (B)	166,488	67,728
Vedanta Power, Ltd. (B)	175,329	65,117
Vedanta, Ltd.	197,046	575,564
Vishal Mega Mart, Ltd. (B)	320,517	371,711
Vodafone Idea, Ltd. (B)	3,615,481	543,293
Voltas, Ltd.	26,731	335,030
WAAREE Energies, Ltd.	11,750	321,151
Wipro, Ltd.	352,297	681,845
Yes Bank, Ltd. (B)	2,059,992	493,261
Zydus Lifesciences, Ltd.	26,238	319,836
		192,524,632
Indonesia - 0.2%
Astra International Tbk PT	2,414,430	653,671
Bank Central Asia Tbk PT	7,073,385	2,582,119
Bank Mandiri Persero Tbk PT	5,389,320	1,285,991
Bank Negara Indonesia Persero Tbk PT	1,838,343	400,167
Bank Rakyat Indonesia Persero Tbk PT	8,965,825	1,644,502
Barito Pacific Tbk PT	2,484,012	249,792
Bumi Resources Minerals Tbk PT (B)	6,644,033	280,874
Charoen Pokphand Indonesia Tbk PT	1,061,450	178,598
GoTo Gojek Tokopedia Tbk PT (B)	25,732,810	72,610
Telkom Indonesia Persero Tbk PT	6,935,448	1,014,848
United Tractors Tbk PT	108,452	148,238
		8,511,410
Ireland - 0.5%
AerCap Holdings NV	23,733	3,463,594
AIB Group PLC	309,244	3,934,784
Bank of Ireland Group PLC	140,016	3,089,172
Experian PLC	127,535	5,191,658
Kerry Group PLC, Class A	22,666	2,209,882
Kerry Group PLC, Class A (London Stock Exchange)	918	91,356
Kingspan Group PLC	21,764	2,587,724
Kingspan Group PLC (London Stock Exchange) (B)	877	103,640
PDD Holdings, Inc., ADR (B)	79,918	6,713,112
Ryanair Holdings PLC	61,635	1,661,745
		29,046,667

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 0.7%
Azrieli Group, Ltd.	6,241	$826,459
Bank Hapoalim BM	187,609	4,844,121
Bank Leumi Le-Israel BM	211,248	5,385,603
Check Point Software Technologies, Ltd. (B)	11,187	1,553,986
Elbit Systems, Ltd.	3,987	2,804,926
Enlight Renewable Energy, Ltd. (B)	19,875	1,552,558
Harel Insurance Investments & Financial Services, Ltd.	17,269	1,117,091
ICL Group, Ltd.	100,815	575,173
Israel Discount Bank, Ltd., Class A	174,092	1,989,639
Mizrahi Tefahot Bank, Ltd.	22,130	1,716,008
Nova, Ltd. (B)	4,383	1,539,458
OPC Energy, Ltd. (B)	24,194	806,233
Teva Pharmaceutical Industries, Ltd., ADR (B)	167,150	6,025,758
The Phoenix Holdings, Ltd.	33,176	2,081,423
Tower Semiconductor, Ltd. (B)	16,013	3,295,048
		36,113,484
Italy - 2.1%
Banca Mediolanum SpA	31,705	885,306
Banca Monte dei Paschi di Siena SpA	289,695	3,892,877
Banco BPM SpA	171,878	3,208,657
BPER Banca SpA	237,814	3,935,822
Buzzi SpA	11,911	567,367
Davide Campari-Milano NV	88,947	600,397
Enel SpA	1,167,074	12,762,363
Eni SpA	276,516	7,558,677
Ferrari NV	18,539	7,848,878
FinecoBank SpA	92,839	2,555,680
Generali	126,618	6,550,169
Intesa Sanpaolo SpA	2,136,303	16,830,179
Italgas SpA	90,912	927,373
Leonardo SpA	61,912	3,719,533
Moncler SpA	33,584	1,833,746
Poste Italiane SpA	71,352	2,301,944
Prysmian SpA	43,177	6,035,132
Recordati Industria Chimica e Farmaceutica SpA	15,583	950,899
Snam SpA	301,529	2,029,245
Telecom Italia SpA (B)	262,863	2,391,012
Terna - Rete Elettrica Nazionale	211,724	2,394,445
UniCredit SpA	207,924	20,293,369
Unipol Assicurazioni SpA	59,887	1,962,800
		112,035,870
Japan - 13.8%
Advantest Corp.	104,684	21,909,036
Aeon Company, Ltd. (A)	306,255	2,601,358
AGC, Inc.	27,342	976,635
Aisin Corp.	65,467	918,181
Ajinomoto Company, Inc.	122,324	4,112,308
ANA Holdings, Inc. (A)	22,423	425,551
Asahi Group Holdings, Ltd.	201,120	2,108,107
Asahi Kasei Corp.	174,790	1,789,136
Asics Corp.	97,200	2,725,773
Astellas Pharma, Inc.	243,912	3,616,289
Bandai Namco Holdings, Inc.	71,276	2,552,858
Bridgestone Corp.	152,868	3,949,200
Canon, Inc.	114,293	3,333,657
Capcom Company, Ltd. (A)	37,688	1,004,685
Central Japan Railway Company	106,110	2,630,475
Chubu Electric Power Company, Inc.	94,429	1,694,596
Chugai Pharmaceutical Company, Ltd.	95,990	4,154,893
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dai Nippon Printing Company, Ltd.	52,486	$1,014,448
Daifuku Company, Ltd.	44,748	1,613,257
Daiichi Life Group, Inc.	497,592	5,691,120
Daiichi Sankyo Company, Ltd.	243,188	4,355,091
Daikin Industries, Ltd.	37,634	4,847,303
Daito Trust Construction Company, Ltd. (A)	38,730	807,540
Daiwa House Industry Company, Ltd.	79,655	2,325,021
Daiwa Securities Group, Inc.	182,264	2,092,906
Denso Corp.	239,748	2,878,182
Disco Corp.	12,524	4,496,039
East Japan Railway Company	136,390	3,042,097
Ebara Corp.	65,700	1,902,046
Eisai Company, Ltd.	36,325	1,079,571
ENEOS Holdings, Inc.	364,048	3,035,408
FANUC Corp.	133,702	5,009,962
Fast Retailing Company, Ltd.	27,391	12,358,757
Fuji Electric Company, Ltd.	19,864	1,706,498
FUJIFILM Holdings Corp.	159,965	3,374,609
Fujikura, Ltd.	215,700	7,354,388
Fujitsu, Ltd.	242,320	5,817,237
Furukawa Electric Company, Ltd.	93,600	2,324,989
Hankyu Hanshin Holdings, Inc.	31,500	926,026
Hikari Tsushin, Inc.	2,491	630,107
Hitachi, Ltd.	631,790	21,448,477
Honda Motor Company, Ltd.	517,624	5,541,462
Hoya Corp.	48,433	7,416,349
Hulic Company, Ltd.	63,818	711,892
Ibiden Company, Ltd.	33,300	4,205,952
Idemitsu Kosan Company, Ltd.	107,360	950,741
IHI Corp.	139,500	2,330,761
Inpex Corp.	124,435	3,074,984
Isuzu Motors, Ltd.	73,167	1,039,066
ITOCHU Corp.	791,715	10,442,332
Japan Exchange Group, Inc.	137,106	1,915,888
Japan Post Bank Company, Ltd.	254,497	5,389,936
Japan Post Holdings Company, Ltd.	243,965	3,775,323
Japan Post Insurance Company, Ltd.	81,135	856,008
Japan Tobacco, Inc.	156,726	6,778,277
JFE Holdings, Inc.	81,225	936,485
JX Advanced Metals Corp.	78,200	1,823,665
Kajima Corp.	56,427	1,701,060
Kao Corp. (A)	129,408	2,946,273
Kawasaki Heavy Industries, Ltd.	105,300	1,676,968
Kawasaki Kisen Kaisha, Ltd. (A)	50,459	1,049,839
KDDI Corp.	417,880	7,719,406
Keyence Corp. (A)	27,104	14,122,431
Kikkoman Corp. (A)	94,485	1,083,319
Kioxia Holdings Corp. (B)	44,900	13,882,804
Kirin Holdings Company, Ltd.	109,303	2,086,755
Komatsu, Ltd.	123,084	5,692,288
Konami Group Corp.	13,879	1,915,493
Kubota Corp.	138,609	2,528,916
Kyocera Corp.	167,468	3,809,977
Kyowa Kirin Company, Ltd.	33,193	546,619
Lasertec Corp.	11,136	2,327,008
LY Corp.	361,654	1,260,251
Makita Corp.	31,360	1,036,066
Marubeni Corp.	201,713	6,171,228
MINEBEA MITSUMI, Inc.	47,268	992,752
Mitsubishi Chemical Group Corp.	171,510	1,286,044
Mitsubishi Corp.	430,906	12,912,652
Mitsubishi Electric Corp.	271,766	9,410,365
Mitsubishi Estate Company, Ltd.	147,977	3,483,294

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi HC Capital, Inc. (A)	122,140	$1,063,451
Mitsubishi Heavy Industries, Ltd.	457,500	11,086,357
Mitsubishi UFJ Financial Group, Inc.	1,524,254	34,750,904
Mitsui & Company, Ltd.	336,790	10,515,273
Mitsui Fudosan Company, Ltd.	354,432	3,352,657
Mitsui Kinzoku Company, Ltd.	7,800	1,412,933
Mitsui OSK Lines, Ltd.	47,721	2,089,997
Mizuho Financial Group, Inc.	337,813	17,994,790
MS&AD Insurance Group Holdings, Inc.	173,194	5,501,036
Murata Manufacturing Company, Ltd.	230,856	10,259,266
NEC Corp.	175,130	5,340,107
Nexon Company, Ltd.	42,071	832,800
Nidec Corp. (B)	119,448	1,920,852
Nintendo Company, Ltd.	156,063	8,797,062
Nippon Building Fund, Inc.	1,055	833,288
Nippon Paint Holdings Company, Ltd.	135,214	1,020,031
Nippon Sanso Holdings Corp.	24,833	879,524
Nippon Steel Corp.	687,810	2,883,706
Nippon Yusen KK	55,692	2,448,908
Nissan Motor Company, Ltd. (B)	329,291	673,302
Nitori Holdings Company, Ltd. (A)	54,465	1,039,154
Nitto Denko Corp.	98,015	2,140,538
Nomura Holdings, Inc.	425,088	4,328,108
Nomura Research Institute, Ltd.	53,735	1,779,470
NTT, Inc.	4,282,790	4,617,903
Obayashi Corp.	88,064	1,642,607
Obic Company, Ltd.	45,100	1,434,870
Olympus Corp.	150,767	1,990,403
Oriental Land Company, Ltd. (A)	152,958	2,895,145
ORIX Corp.	156,639	6,094,167
Osaka Gas Company, Ltd.	47,603	1,714,710
Otsuka Corp.	30,624	691,654
Otsuka Holdings Company, Ltd.	59,932	4,596,170
Pan Pacific International Holdings Corp.	267,100	1,348,411
Panasonic Holdings Corp.	332,530	9,272,340
Rakuten Group, Inc. (B)	200,006	965,657
Recruit Holdings Company, Ltd.	189,312	21,440,271
Renesas Electronics Corp.	247,381	5,173,621
Resona Holdings, Inc.	297,535	4,665,438
Resonac Holdings Corp.	25,300	2,476,455
Ryohin Keikaku Company, Ltd.	72,000	1,951,264
Sanrio Company, Ltd. (A)	135,800	1,095,432
SBI Holdings, Inc.	76,270	1,575,682
SCREEN Holdings Company, Ltd.	22,000	1,851,251
Secom Company, Ltd.	55,928	2,263,719
Seibu Holdings, Inc. (A)	28,100	602,951
Sekisui House, Ltd. (A)	85,303	1,839,303
Seven & i Holdings Company, Ltd. (A)	269,139	3,406,756
Shimano, Inc.	10,156	1,264,506
Shimizu Corp.	68,800	1,023,367
Shin-Etsu Chemical Company, Ltd.	233,991	8,760,770
Shionogi & Company, Ltd.	106,558	1,937,047
Shiseido Company, Ltd.	57,006	1,329,779
SMC Corp.	7,765	3,403,721
SoftBank Corp.	4,097,960	6,070,070
SoftBank Group Corp.	530,272	17,082,523
Sompo Holdings, Inc.	117,784	5,018,317
Sony Group Corp.	834,335	20,617,216
Subaru Corp.	73,904	1,225,312
Sumitomo Corp.	580,068	6,475,255
Sumitomo Electric Industries, Ltd.	408,400	5,655,518
Sumitomo Metal Mining Company, Ltd.	34,365	2,370,821
Sumitomo Mitsui Financial Group, Inc.	519,046	22,281,478
Sumitomo Mitsui Trust Group, Inc.	363,980	4,029,357
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty & Development Company, Ltd.	83,870	$1,739,675
Suntory Beverage & Food, Ltd. (A)	17,736	499,763
Suzuki Motor Corp.	224,288	3,105,117
T&D Holdings, Inc.	64,716	1,963,751
Taisei Corp.	20,395	1,596,910
Takeda Pharmaceutical Company, Ltd.	227,018	8,207,232
TDK Corp.	270,955	5,188,453
Terumo Corp.	189,394	2,984,674
The Chiba Bank, Ltd.	78,839	1,383,444
The Kansai Electric Power Company, Inc.	134,671	2,362,362
Toho Company, Ltd. (A)	73,270	725,056
Tokio Marine Holdings, Inc.	256,465	12,314,506
Tokyo Electron, Ltd.	64,051	22,417,945
Tokyo Gas Company, Ltd.	42,010	1,624,312
TOPPAN Holdings, Inc.	31,988	1,014,158
Toray Industries, Inc.	184,482	1,479,755
Toyota Motor Corp.	1,352,797	26,570,323
Toyota Tsusho Corp.	90,863	4,217,351
Unicharm Corp.	150,759	941,853
West Japan Railway Company	56,270	1,061,347
Yamaha Motor Company, Ltd.	126,313	1,504,757
Yokogawa Electric Corp.	31,100	988,768
Yokohama Financial Group, Inc.	140,117	1,700,753
Zensho Holdings Company, Ltd.	13,000	957,808
		751,109,570
Kuwait - 0.2%
Boubyan Bank KSCP	234,512	503,789
Gulf Bank KSCP	304,102	349,322
Kuwait Finance House KSCP	1,662,230	4,141,066
Mabanee Company KPSC	104,952	331,820
Mobile Telecommunications Company KSCP	280,112	548,219
National Bank of Kuwait SAKP	1,276,834	3,610,017
Warba Bank KSCP	344,552	308,759
		9,792,992
Luxembourg - 0.2%
ArcelorMittal SA	57,500	4,284,605
CVC Capital Partners PLC (C)	31,884	536,179
Eurofins Scientific SE	15,366	1,293,261
Millicom International Cellular SA	12,281	1,151,467
Reinet Investments SCA	19,641	529,925
Tenaris SA	49,166	1,372,286
Zabka Group SA	52,164	441,942
		9,609,665
Macau - 0.0%
Sands China, Ltd.	303,653	540,854
Malaysia - 0.3%
AMMB Holdings BHD	346,700	593,617
CELCOMDIGI BHD	374,200	261,836
CIMB Group Holdings BHD	1,125,900	2,223,516
Gamuda BHD	734,400	821,719
Hong Leong Bank BHD	95,200	555,238
IHH Healthcare BHD	248,100	507,908
IOI Corp. BHD	338,400	393,256
Kuala Lumpur Kepong BHD	65,200	355,878
Malayan Banking BHD	825,900	2,188,609
Maxis BHD	298,500	276,371
MISC BHD	199,700	392,798
Petronas Chemicals Group BHD	338,600	358,208
Petronas Gas BHD	110,200	483,050
Press Metal Aluminium Holdings BHD	520,000	1,032,911

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Public Bank BHD	2,105,900	$2,586,769
RHB Bank BHD	262,500	565,504
SD Guthrie BHD	310,600	490,530
Sunway BHD	395,700	504,410
Telekom Malaysia BHD	165,600	317,226
Tenaga Nasional BHD	381,800	1,343,036
YTL Power International BHD	437,300	622,911
		16,875,301
Mexico - 0.5%
America Movil SAB de CV, Series B	1,955,036	2,255,663
Arca Continental SAB de CV	67,417	773,435
Cemex SAB de CV, Series CPO	1,976,784	2,130,720
Coca-Cola Femsa SAB de CV	69,395	771,548
Fibra Uno Administracion SA de CV	371,043	638,327
Fomento Economico Mexicano SAB de CV	219,266	2,642,062
Fresnillo PLC	25,885	1,085,360
Gruma SAB de CV, Class B	19,075	279,597
Grupo Aeroportuario del Centro Norte SAB de CV	35,100	435,124
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	49,835	1,029,161
Grupo Aeroportuario del Sureste SAB de CV, B Shares	22,793	585,809
Grupo Bimbo SAB de CV, Series A (A)	166,857	581,667
Grupo Carso SAB de CV, Series A1	69,256	568,099
Grupo Financiero Banorte SAB de CV, Series O	309,281	3,506,705
Grupo Financiero Inbursa SAB de CV, Series O	194,913	507,682
Grupo Mexico SAB de CV, Series B	381,037	5,214,347
Industrias Penoles SAB de CV	24,466	1,292,363
Kimberly-Clark de Mexico SAB de CV, Class A	188,617	442,566
Prologis Property Mexico SA de CV (A)	137,823	630,226
Promotora y Operadora de Infraestructura SAB de CV	21,527	331,458
Sigma Foods SAB de CV	473,544	520,450
Wal-Mart de Mexico SAB de CV	668,497	1,859,203
		28,081,572
Netherlands - 3.8%
ABN AMRO Bank NV (A)	89,528	4,341,224
Adyen NV (B)(C)	3,911	4,737,246
Aegon, Ltd.	192,730	1,775,687
Airbus SE	79,871	18,228,497
Akzo Nobel NV	22,611	1,617,739
ASM International NV	6,840	6,432,775
ASML Holding NV	56,717	96,193,750
ASR Nederland NV	24,403	2,056,435
BE Semiconductor Industries NV	10,345	2,355,348
Euronext NV (C)	10,444	1,977,221
EXOR NV	13,118	1,115,084
Ferrovial NV	75,369	4,408,406
Heineken Holding NV	17,233	1,366,767
Heineken NV	41,949	3,541,617
ING Groep NV	426,408	15,095,033
JBS NV, Class A	42,869	576,159
JDE Peet's NV	22,763	842,124
Koninklijke Ahold Delhaize NV	128,713	4,579,886
Koninklijke KPN NV	554,573	2,662,500
Koninklijke Philips NV	112,901	3,006,138
Nebius Group NV (A)(B)	29,575	6,101,914
NEPI Rockcastle NV (B)	86,898	822,359
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
NN Group NV	40,016	$3,617,771
Prosus NV (B)	190,980	8,507,421
QIAGEN NV	29,506	1,273,942
Stellantis NV (B)	301,109	1,664,073
Stellantis NV (Euronext Paris Exchange) (B)	10,559	58,341
The Magnum Ice Cream Company NV (B)	70,772	1,453,082
Universal Music Group NV	147,069	2,499,368
Wolters Kluwer NV	32,760	2,695,028
		205,602,935
New Zealand - 0.1%
Auckland International Airport, Ltd.	246,826	1,292,762
Contact Energy, Ltd. (A)	135,404	701,368
Fisher & Paykel Healthcare Corp., Ltd.	84,941	2,231,197
Infratil, Ltd.	129,924	1,109,101
Meridian Energy, Ltd. (A)	190,149	622,176
Xero, Ltd. (A)(B)	22,862	1,353,911
		7,310,515
Norway - 0.4%
Aker BP ASA	44,151	1,694,053
DNB Bank ASA	117,199	3,991,450
Equinor ASA	99,302	4,259,115
Gjensidige Forsikring ASA	31,823	964,066
Kongsberg Gruppen ASA	60,043	2,035,195
Mowi ASA	63,358	1,391,633
Norsk Hydro ASA	184,171	1,859,395
Orkla ASA	106,295	1,084,213
Salmar ASA	9,834	598,623
Telenor ASA	89,086	1,305,599
Var Energi ASA	126,983	677,400
Yara International ASA	22,262	1,091,148
		20,951,890
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	24,346	835,068
Credicorp, Ltd.	10,229	3,747,701
		4,582,769
Philippines - 0.0%
Ayala Corp.	14,340	113,954
Ayala Land, Inc.	339,880	84,498
Bank of the Philippine Islands	98,877	158,629
BDO Unibank, Inc.	129,769	241,207
International Container Terminal Services, Inc.	55,850	792,050
Manila Electric Company	10,330	76,403
Metropolitan Bank & Trust Company	106,639	114,083
PLDT, Inc.	4,355	78,849
SM Investments Corp.	13,475	119,983
SM Prime Holdings, Inc.	532,400	152,478
		1,932,134
Poland - 0.4%
Allegro.eu SA (B)(C)	111,012	1,355,924
Asseco Poland SA	7,461	479,634
Bank Millennium SA (B)	76,518	415,583
Bank Polska Kasa Opieki SA	24,195	1,683,869
Budimex SA	1,726	329,263
CD Projekt Red SA (B)	8,780	551,437
Dino Polska SA (B)(C)	64,789	625,222
Erste Bank Polska SA	5,537	1,070,396
InPost SA (B)	35,689	645,698
KGHM Polska Miedz SA	18,959	1,819,472
LPP SA	150	838,374
mBank SA (B)	1,662	608,021

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
ORLEN SA	77,816	$3,217,575
PGE Polska Grupa Energetyczna SA (B)	122,451	363,395
Powszechna Kasa Oszczednosci Bank Polski SA (A)	118,397	3,620,279
Powszechny Zaklad Ubezpieczen SA	82,706	1,645,195
		19,269,337
Portugal - 0.1%
Banco Comercial Portugues SA, R Shares	1,135,519	1,474,873
EDP SA	407,023	2,210,301
Galp Energia SGPS SA	56,069	1,403,243
Jeronimo Martins SGPS SA	38,512	804,178
		5,892,595
Qatar - 0.1%
Al Rayan Bank	808,857	422,225
Barwa Real Estate Company	46,336	29,400
Commercial Bank PSQC	431,847	498,055
Dukhan Bank	219,327	194,225
Industries Qatar QSC	218,340	599,168
Mesaieed Petrochemical Holding Company	806,621	241,028
Nebras Energy	66,045	246,914
Ooredoo QPSC	131,161	455,716
Qatar Fuel QSC	82,457	272,915
Qatar Gas Transport Company, Ltd.	385,224	457,996
Qatar International Islamic Bank QSC	130,320	393,230
Qatar Islamic Bank QPSC	227,159	1,353,210
Qatar National Bank QPSC	614,676	2,818,439
		7,982,521
Saudi Arabia - 0.8%
ACWA Power Company	32,816	1,673,337
Ades Holding Company	47,061	230,123
Al Rajhi Bank	420,651	7,496,400
Alinma Bank	207,242	1,409,729
Almarai Company JSC	63,834	831,233
Arab National Bank	126,472	749,688
Arabian Internet & Communications Services Company	3,379	182,872
Bank AlBilad	104,289	722,838
Bank Al-Jazira	93,478	297,081
Banque Saudi Fransi	176,596	1,020,246
Bupa Arabia for Cooperative Insurance Company	11,368	468,565
Dar Al Arkan Real Estate Development Company (B)	74,521	417,115
Dr Sulaiman Al Habib Medical Services Group Company	11,609	719,148
Elm Company	3,419	581,915
Etihad Etisalat Company	54,991	975,597
Jabal Omar Development Company (B)	80,162	390,597
Jarir Marketing Company	81,799	376,146
Makkah Construction & Development Company	13,334	296,549
Mouwasat Medical Services Company	12,817	221,973
Riyad Bank	282,816	1,567,096
SABIC Agri-Nutrients Company	32,896	1,144,405
SAL Saudi Logistics Services	5,430	236,864
Saudi Arabian Mining Company (B)	166,804	2,951,077
Saudi Arabian Oil Company (C)	861,949	5,947,119
Saudi Awwal Bank	142,688	1,293,525
Saudi Basic Industries Corp.	129,046	1,694,108
Saudi Energy Company	111,552	515,434
Saudi Tadawul Group Holding Company	6,788	234,723
Saudi Telecom Company	289,020	3,431,969
The Company for Cooperative Insurance	10,533	381,059
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
The Saudi Investment Bank	86,003	$332,535
The Saudi National Bank	420,882	4,819,664
Yanbu National Petrochemical Company	38,202	344,643
		43,955,373
Singapore - 1.2%
BOC Aviation, Ltd. (C)	29,421	281,292
CapitaLand Ascendas REIT	643,697	1,239,435
CapitaLand Integrated Commercial Trust	950,126	1,767,806
CapitaLand Investment, Ltd.	399,972	832,349
DBS Group Holdings, Ltd.	322,925	19,637,540
Grab Holdings, Ltd., Class A (B)	383,558	1,357,795
Keppel, Ltd.	227,486	2,071,731
Oversea-Chinese Banking Corp., Ltd.	517,569	12,808,373
Sea, Ltd., ADR (B)	59,273	6,726,300
Sembcorp Industries, Ltd. (A)	137,945	641,465
Singapore Airlines, Ltd.	238,835	1,274,864
Singapore Exchange, Ltd.	126,111	2,524,474
Singapore Technologies Engineering, Ltd.	241,160	2,041,846
Singapore Telecommunications, Ltd.	949,519	3,385,797
Trip.com Group, Ltd. (B)	82,699	3,712,108
United Overseas Bank, Ltd.	190,773	6,217,833
Wilmar International, Ltd.	249,644	751,823
		67,272,831
South Africa - 0.9%
Absa Group, Ltd.	120,629	1,713,206
Bid Corp., Ltd.	46,563	1,300,036
Capitec, Ltd.	12,367	3,573,615
Clicks Group, Ltd.	31,935	394,252
Discovery, Ltd.	80,225	1,288,452
FirstRand, Ltd.	725,012	4,291,638
Gold Fields, Ltd.	126,330	5,867,375
Harmony Gold Mining Company, Ltd.	80,684	1,582,199
Impala Platinum Holdings, Ltd.	128,123	1,792,526
MTN Group, Ltd.	248,815	2,918,150
Naspers, Ltd., N Shares	109,267	5,351,132
Nedbank Group, Ltd.	60,798	1,111,146
Northam Platinum Holdings, Ltd.	50,483	916,534
OUTsurance Group, Ltd.	122,978	667,432
Pepkor Holdings, Ltd. (C)	513,150	627,248
Remgro, Ltd.	72,198	868,361
Sanlam, Ltd.	269,077	1,447,439
Sasol, Ltd. (B)	81,990	995,482
Shoprite Holdings, Ltd.	65,798	1,257,432
Sibanye Stillwater, Ltd.	399,017	1,181,372
Standard Bank Group, Ltd.	189,314	3,729,737
The Bidvest Group, Ltd.	45,046	650,719
Valterra Platinum, Ltd.	37,572	3,210,668
Vodacom Group, Ltd.	89,339	827,829
		47,563,980
South Korea - 6.5%
Alteogen, Inc. (B)	7,534	1,694,951
Amorepacific Corp.	4,152	446,064
APR Corp.	3,503	1,186,226
Celltrion, Inc. (B)	21,941	3,031,552
DB Insurance Company, Ltd.	6,521	860,395
Doosan Company, Ltd.	1,060	970,097
Doosan Enerbility Company, Ltd. (B)	65,053	3,896,931
Ecopro BM Company, Ltd.	7,759	682,192
Ecopro Company, Ltd. (B)	14,697	975,888
Hana Financial Group, Inc.	39,548	3,929,275
Hankook Tire & Technology Company, Ltd.	9,848	478,063
Hanmi Semiconductor Company, Ltd.	5,866	936,028

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Aerospace Company, Ltd.	4,851	$3,894,791
Hanwha Ocean Company, Ltd. (B)	18,821	1,205,083
Hanwha Systems Company, Ltd.	10,949	582,478
HD Hyundai Company, Ltd.	5,979	952,597
HD Hyundai Electric Company, Ltd.	3,402	1,929,906
HD Hyundai Heavy Industries Company, Ltd.	4,560	1,492,292
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	6,158	1,562,456
HLB Company, Ltd. (B)	17,215	448,260
HMM Company, Ltd.	32,332	505,646
HYBE Company, Ltd. (B)	3,374	441,339
Hyosung Heavy Industries Corp.	745	1,601,316
Hyundai Engineering & Construction Company, Ltd.	10,475	938,651
Hyundai Glovis Company, Ltd.	5,448	822,384
Hyundai Mobis Company, Ltd.	8,551	2,822,464
Hyundai Motor Company	19,290	5,676,842
Hyundai Rotem Company, Ltd.	10,261	1,017,383
Industrial Bank of Korea	35,273	532,844
Kakao Corp.	44,690	1,190,593
KakaoBank Corp.	23,991	382,299
KB Financial Group, Inc.	51,541	6,465,500
Kia Corp.	33,967	3,240,058
Korea Aerospace Industries, Ltd.	10,212	975,500
Korea Electric Power Corp.	37,137	865,895
Korea Investment Holdings Company, Ltd.	6,140	857,656
Korean Air Lines Company, Ltd.	26,639	544,173
Krafton, Inc. (B)	4,036	667,978
KT&G Corp.	13,364	1,737,635
LG Chem, Ltd.	6,655	1,356,963
LG Corp.	12,338	1,071,811
LG Display Company, Ltd. (B)	43,313	298,845
LG Electronics, Inc.	15,337	2,408,908
LG Energy Solution, Ltd. (B)	6,763	1,863,401
LG Uplus Corp.	15,878	173,577
LIG Defense & Aerospace Company, Ltd.	1,832	926,852
LS Electric Company, Ltd.	10,865	1,635,060
Meritz Financial Group, Inc. (B)	9,794	873,022
Mirae Asset Securities Company, Ltd.	28,451	715,918
NAVER Corp.	20,440	3,230,868
NH Investment & Securities Company, Ltd.	19,653	379,560
POSCO Future M Company, Ltd.	4,781	696,638
POSCO Holdings, Inc.	10,334	2,547,771
POSCO International Corp.	6,091	238,547
Samsung Biologics Company, Ltd. (B)(C)	1,671	1,852,551
Samsung C&T Corp.	11,798	3,210,168
Samsung Electro-Mechanics Company, Ltd.	8,122	8,565,658
Samsung Electronics Company, Ltd.	678,082	128,010,268
Samsung Episholdings Company, Ltd. (B)	905	255,635
Samsung Fire & Marine Insurance Company, Ltd.	4,281	2,072,158
Samsung Heavy Industries Company, Ltd. (B)	95,556	1,452,035
Samsung Life Insurance Company, Ltd.	11,677	2,595,477
Samsung SDI Company, Ltd. (B)	8,745	3,670,275
Samsung SDS Company, Ltd.	5,600	978,093
Samyang Foods Company, Ltd.	598	669,361
Shinhan Financial Group Company, Ltd.	60,375	4,807,020
SK Hynix, Inc.	80,078	96,917,408
SK Innovation Company, Ltd. (B)	8,993	821,871
SK Square Company, Ltd. (B)	13,398	10,016,924
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Telecom Company, Ltd.	15,197	$1,040,549
SK, Inc.	5,255	2,072,651
S-Oil Corp.	5,893	645,187
Woori Financial Group, Inc.	93,368	2,288,446
Yuhan Corp.	8,132	497,489
		353,298,646
Spain - 2.5%
Acciona SA	3,860	936,916
ACS Actividades de Construccion y Servicios SA	28,065	3,320,657
Aena SME SA (C)	117,794	3,610,659
Amadeus IT Group SA	69,537	4,712,140
Banco Bilbao Vizcaya Argentaria SA	889,587	25,737,910
Banco de Sabadell SA	748,971	3,152,805
Banco Santander SA	2,264,582	33,139,396
Bankinter SA	95,994	1,853,067
CaixaBank SA	551,458	8,408,540
Cellnex Telecom SA (B)(C)	75,336	2,310,503
EDP Renewables SA (A)	42,932	680,897
Endesa SA	48,887	2,386,910
Iberdrola SA	961,426	22,383,692
Indra Sistemas SA	11,824	840,488
Industria de Diseno Textil SA	172,585	11,601,378
Mapfre SA	170,157	881,726
Naturgy Energy Group SA	64,653	2,210,251
Redeia Corp. SA	63,289	1,121,750
Repsol SA	173,780	5,542,634
Telefonica SA	577,656	2,442,548
		137,274,867
Sweden - 1.9%
AddTech AB, B Shares (A)	34,572	1,217,647
Alfa Laval AB	38,934	2,330,587
Assa Abloy AB, B Shares	132,099	4,915,726
Atlas Copco AB, A Shares	343,617	7,374,683
Atlas Copco AB, B Shares	197,182	3,664,167
Beijer Ref AB	54,502	787,305
Boliden AB	38,308	2,253,520
Epiroc AB, A Shares	86,010	2,369,993
Epiroc AB, B Shares	48,758	1,141,846
EQT AB	59,550	2,062,285
Essity AB, B Shares	76,885	2,246,218
Evolution AB (B)(C)	16,405	1,422,006
Fastighets AB Balder, B Shares (B)	90,380	495,462
Hennes & Mauritz AB, B Shares (A)	56,772	1,037,135
Hexagon AB, B Shares	280,136	2,918,758
Industrivarden AB, A Shares	7,450	421,667
Industrivarden AB, C Shares	29,517	1,654,013
Indutrade AB	35,957	944,452
Investment AB Latour, B Shares	17,818	374,199
Investor AB, B Shares	234,597	10,093,202
L.E. Lundbergforetagen AB, B Shares	10,043	615,650
Lifco AB, B Shares	28,246	932,682
Nibe Industrier AB, B Shares	191,155	850,233
Saab AB, B Shares	43,133	2,850,394
Sagax AB, B Shares	28,484	491,299
Sandvik AB	140,272	5,620,283
Securitas AB, B Shares	63,489	1,005,745
Skandinaviska Enskilda Banken AB, A Shares	198,317	4,630,600
Skanska AB, B Shares	45,100	1,279,570
SKF AB, B Shares	47,354	1,369,789
Spotify Technology SA (B)	19,770	10,747,367
Svenska Cellulosa AB SCA, B Shares	78,976	940,105

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Svenska Handelsbanken AB, A Shares	182,097	$2,806,263
Swedbank AB, A Shares	110,025	4,310,257
Swedish Orphan Biovitrum AB (B)	24,200	1,134,929
Tele2 AB, B Shares	73,154	1,295,887
Telefonaktiebolaget LM Ericsson, B Shares	355,781	3,603,292
Telia Company AB	312,902	1,422,758
Trelleborg AB, B Shares	26,367	1,235,945
Volvo AB, B Shares	210,329	7,586,610
		104,454,529
Switzerland - 5.6%
ABB, Ltd.	215,862	21,138,395
Alcon, Inc.	68,862	4,985,821
Allwyn AG	33,896	531,378
Avolta AG (B)	11,124	626,725
Banque Cantonale Vaudoise	3,876	621,565
Barry Callebaut AG	481	662,323
Belimo Holding AG	1,350	1,426,735
BKW AG	2,569	397,485
Chocoladefabriken Lindt & Spruengli AG	13	1,450,016
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	141	1,525,708
Cie Financiere Richemont SA, A Shares	73,997	17,611,111
Coca-Cola HBC AG (B)	28,746	1,767,659
DSM-Firmenich AG (A)	23,868	2,650,901
EMS-Chemie Holding AG	920	898,539
Galderma Group AG (B)	25,372	5,260,937
Geberit AG	4,386	3,090,077
Givaudan SA	1,266	5,133,505
Glencore PLC	1,328,788	10,603,669
Helvetia Baloise Holding AG	10,930	2,894,973
Holcim, Ltd. (B)	70,525	6,184,548
Julius Baer Group, Ltd.	28,870	2,680,742
Kuehne + Nagel International AG	6,504	1,733,766
Logitech International SA	19,866	1,951,443
Lonza Group AG	9,681	6,899,207
Nestle SA	354,278	34,462,187
Novartis AG	251,973	38,325,429
Partners Group Holding AG	2,977	2,695,865
Roche Holding AG	97,104	42,329,661
Roche Holding AG, Bearer Shares	3,583	1,595,433
Sandoz Group AG	57,619	4,838,766
Schindler Holding AG	2,048	650,375
Schindler Holding AG, Participation Certificates	6,073	1,973,805
SGS SA	22,418	2,569,483
Sika AG	21,047	4,992,253
Sonova Holding AG	6,721	1,927,575
STMicroelectronics NV	84,911	4,249,628
Straumann Holding AG	15,334	1,778,955
Swiss Life Holding AG	3,942	4,471,862
Swiss Prime Site AG	10,718	1,655,958
Swiss Re AG	41,816	7,251,823
Swisscom AG	3,502	2,710,491
The Swatch Group AG, Bearer Shares	3,863	893,997
UBS Group AG	437,663	23,964,872
VAT Group AG (C)	3,716	2,759,812
Zurich Insurance Group AG	20,847	15,255,528
		304,080,986
Taiwan - 9.0%
Accton Technology Corp.	74,590	4,775,448
Advantech Company, Ltd.	70,041	1,492,746
Airtac International Group	21,189	951,672
Alchip Technologies, Ltd.	12,101	1,553,661
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ASE Technology Holding Company, Ltd.	487,004	$8,970,976
Asia Vital Components Company, Ltd.	48,664	5,252,565
ASPEED Technology, Inc.	4,442	2,247,528
Asustek Computer, Inc.	98,580	3,103,320
Bizlink Holding, Inc.	26,231	1,792,134
Caliway Biopharmaceuticals Company, Ltd. (B)	137,349	410,042
Cathay Financial Holding Company, Ltd.	1,402,328	4,887,611
Chailease Holding Company, Ltd.	224,325	826,907
Chang Hwa Commercial Bank, Ltd.	1,032,299	818,405
China Steel Corp.	1,711,730	1,022,427
Chroma ATE, Inc.	54,506	3,369,110
Chunghwa Telecom Company, Ltd.	560,676	2,403,602
CTBC Financial Holding Company, Ltd.	2,444,275	4,986,286
Delta Electronics, Inc.	284,953	16,531,479
E Ink Holdings, Inc.	118,349	583,607
E.Sun Financial Holding Company, Ltd.	2,044,140	2,561,737
Elite Material Company, Ltd.	43,486	7,512,658
eMemory Technology, Inc.	9,080	687,078
Eva Airways Corp.	399,011	528,176
Evergreen Marine Corp. Taiwan, Ltd.	158,110	1,164,165
Far EasTone Telecommunications Company, Ltd.	254,950	811,633
First Financial Holding Company, Ltd.	1,615,744	1,797,962
Formosa Chemicals & Fibre Corp.	491,252	1,058,314
Formosa Plastics Corp.	557,860	1,165,134
Fortune Electric Company, Ltd.	22,849	524,596
Fubon Financial Holding Company, Ltd.	1,232,160	5,593,894
Gigabyte Technology Company, Ltd.	78,704	888,487
Global Unichip Corp.	13,119	2,520,064
Globalwafers Company, Ltd.	39,351	1,131,687
Gold Circuit Electronics, Ltd.	49,434	1,813,610
Hon Hai Precision Industry Company, Ltd.	1,778,895	14,011,981
Hon Precision, Inc.	12,025	2,220,881
Hotai Motor Company, Ltd.	41,321	668,271
Hua Nan Financial Holdings Company, Ltd.	1,322,396	1,724,266
Innolux Corp.	1,083,386	1,703,145
International Games System Company, Ltd.	33,300	765,827
Inventec Corp.	369,793	777,547
Jentech Precision Industrial Company, Ltd.	13,111	2,473,946
KGI Financial Holding Company, Ltd.	2,287,347	2,441,758
King Slide Works Company, Ltd.	8,078	3,607,937
King Yuan Electronics Company, Ltd.	169,151	1,368,949
Largan Precision Company, Ltd.	14,128	3,401,708
Lite-On Technology Corp.	288,670	2,772,978
Lotes Company, Ltd.	12,109	644,305
MediaTek, Inc.	211,750	26,198,554
Mega Financial Holding Company, Ltd.	1,672,903	2,560,832
MPI Corp.	13,027	2,104,525
Nan Ya Plastics Corp.	690,653	5,276,185
Novatek Microelectronics Corp.	83,926	1,428,903
Pegatron Corp.	295,287	847,627
PharmaEssentia Corp.	47,866	2,103,870
President Chain Store Corp.	74,773	510,283
Quanta Computer, Inc.	397,876	4,246,689
Realtek Semiconductor Corp.	72,318	1,644,658
SinoPac Financial Holdings Company, Ltd.	1,764,845	2,287,386
Taiwan Business Bank	1,060,794	566,740
Taiwan Cooperative Financial Holding Company, Ltd.	1,593,823	1,283,753
Taiwan Mobile Company, Ltd.	253,912	928,347

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	3,583,011	$269,269,788
TCC Group Holdings Company, Ltd. (B)	942,047	724,466
The Shanghai Commercial & Savings Bank, Ltd.	551,052	745,312
TS Financial Holding Company, Ltd.	3,069,355	3,730,111
Unimicron Technology Corp.	196,314	6,177,849
Uni-President Enterprises Corp.	700,757	1,683,044
United Microelectronics Corp.	1,645,866	6,695,459
Vanguard International Semiconductor Corp.	176,299	841,368
Wan Hai Lines, Ltd.	100,034	359,574
Wistron Corp.	435,394	2,442,940
Wiwynn Corp.	15,147	3,384,692
Yageo Corp.	228,120	3,916,642
Yang Ming Marine Transport Corp.	253,877	476,318
Yuanta Financial Holding Company, Ltd.	1,626,190	3,352,518
Zhen Ding Technology Holding, Ltd.	110,491	1,738,877
		491,849,530
Thailand - 0.3%
Advanced Info Service PCL, NVDR	139,992	1,497,223
Airports of Thailand PCL, NVDR	564,732	1,079,729
Bangkok Dusit Medical Services PCL, NVDR	1,532,890	905,346
Bumrungrad Hospital PCL, NVDR	81,337	469,360
Central Pattana PCL, NVDR	287,865	583,371
Charoen Pokphand Foods PCL, NVDR	533,486	379,192
CP ALL PCL, NVDR	744,004	1,036,266
Delta Electronics Thailand PCL, NVDR	452,219	3,384,117
Gulf Development PCL, NVDR	538,283	1,026,387
Kasikornbank PCL, NVDR	89,118	666,285
Krung Thai Bank PCL, NVDR	505,895	659,268
Minor International PCL, NVDR	413,329	275,919
PTT Exploration & Production PCL, NVDR	167,385	749,694
PTT PCL, NVDR	1,466,419	1,801,264
SCB X PCL, NVDR	125,421	570,773
The Siam Cement PCL, NVDR	105,088	825,843
TMBThanachart Bank PCL, NVDR	3,470,173	311,602
True Corp. PCL, NVDR	1,494,899	589,656
		16,811,295
Turkey - 0.1%
Akbank TAS	444,061	659,794
Aselsan Elektronik Sanayi Ve Ticaret AS	164,389	1,316,006
BIM Birlesik Magazalar AS	130,297	1,094,269
Eregli Demir ve Celik Fabrikalari TAS	492,527	395,151
Haci Omer Sabanci Holding AS	164,185	316,402
KOC Holding AS	97,458	433,373
Pegasus Hava Tasimaciligi AS (B)	3	9
Turk Hava Yollari AO	82,294	514,299
Turkcell Iletisim Hizmetleri AS	166,347	328,623
Turkiye Is Bankasi AS, Class C	1,284,808	336,067
Turkiye Petrol Rafinerileri AS	134,541	1,118,307
Yapi ve Kredi Bankasi AS (B)	476,144	359,715
		6,872,015
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	462,962	1,887,346
Abu Dhabi Islamic Bank PJSC	205,160	1,276,187
Abu Dhabi National Oil Company for Distribution PJSC	391,844	426,192
ADNOC Drilling Company PJSC	386,195	605,702
Adnoc Gas PLC	1,025,931	907,554
ADNOC Logistics & Services	233,375	438,717
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
Air Arabia PJSC	341,262	$464,400
Aldar Properties PJSC	560,454	1,166,734
Dubai Electricity & Water Authority PJSC	896,218	658,241
Dubai Islamic Bank PJSC	413,513	808,447
Emaar Development PJSC	124,297	430,190
Emaar Properties PJSC	902,212	2,626,220
Emirates NBD Bank PJSC	271,943	2,222,251
Emirates Telecommunications Group Company PJSC	505,076	2,929,790
First Abu Dhabi Bank PJSC	636,536	3,420,677
NMC Health PLC (B)(D)	5,577	0
Salik Company PJSC	247,034	363,593
		20,632,241
United Kingdom - 7.9%
3i Group PLC	137,979	5,221,708
Admiral Group PLC	36,875	1,999,978
Airtel Africa PLC (C)	108,488	484,709
Anglo American PLC	150,449	8,528,987
Associated British Foods PLC	39,617	1,092,670
AstraZeneca PLC	214,275	34,544,844
Aviva PLC	444,316	4,354,980
BAE Systems PLC	415,031	11,386,621
Barclays PLC	1,946,898	12,911,784
BP PLC	2,217,924	15,864,286
British American Tobacco PLC	284,458	15,805,499
BT Group PLC	812,485	2,248,469
Bunzl PLC	45,737	1,721,115
Centrica PLC	653,337	1,368,267
Coca-Cola Europacific Partners PLC	29,383	3,173,952
Compass Group PLC	240,552	7,320,460
Diageo PLC	316,059	7,266,123
Endeavour Mining PLC	29,410	1,835,211
GSK PLC	574,949	14,459,677
Haleon PLC	1,260,031	6,276,258
Halma PLC	52,426	2,549,280
HSBC Holdings PLC	2,436,827	49,914,425
Imperial Brands PLC	104,508	3,570,715
Informa PLC	182,946	2,206,205
InterContinental Hotels Group PLC	20,366	3,268,265
International Consolidated Airlines Group SA	187,232	1,086,469
Intertek Group PLC	21,968	1,726,114
J Sainsbury PLC	235,090	1,058,704
Kingfisher PLC	241,768	1,021,908
Land Securities Group PLC	105,019	968,155
Legal & General Group PLC	772,594	3,031,279
Lloyds Banking Group PLC	8,325,902	12,275,094
London Stock Exchange Group PLC	63,255	7,667,012
M&G PLC	315,667	1,487,441
Marks & Spencer Group PLC	288,224	1,527,968
Melrose Industries PLC	178,812	1,226,288
National Grid PLC	704,063	11,107,242
NatWest Group PLC	1,129,920	10,273,823
Next PLC	16,117	3,370,296
Pearson PLC	67,092	1,112,600
Reckitt Benckiser Group PLC	90,961	6,281,868
RELX PLC	252,666	9,065,936
Rentokil Initial PLC	356,899	1,677,932
Rio Tinto PLC	151,126	15,489,654
Rolls-Royce Holdings PLC	1,191,380	24,213,699
Schroders PLC	116,660	920,374
Segro PLC	172,485	2,223,655
Severn Trent PLC	37,150	1,573,434

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	795,042	$36,425,675
Smith & Nephew PLC	107,785	1,541,515
Smiths Group PLC	43,643	1,525,303
Spirax Group PLC	10,595	1,008,381
SSE PLC	171,413	5,634,763
Standard Chartered PLC	252,959	7,346,449
Standard Life PLC	105,918	1,337,005
Tesco PLC	901,408	5,580,518
The Sage Group PLC	128,158	1,873,391
Unilever PLC	309,522	19,926,785
United Utilities Group PLC	103,602	1,995,998
Verisure PLC (B)	31,611	326,391
Vodafone Group PLC	2,623,479	4,204,927
Wise Group PLC, Class A (B)	101,291	1,321,815
		429,810,349
United States - 0.5%
AngloGold Ashanti PLC	71,367	8,016,384
Aura Minerals, Inc. (A)	4,269	356,803
BeOne Medicines, Ltd., H Shares (B)	111,949	3,065,413
Brookfield Asset Management, Ltd., Class A (A)	49,799	2,564,058
Brookfield Renewable Corp. (A)	21,414	689,414
Legend Biotech Corp., ADR (B)	10,281	213,639
Octave Intelligence PLC, SDR (A)(B)	28,210	562,388
RB Global, Inc.	27,326	2,312,738
Restaurant Brands International, Inc.	47,254	3,683,286
Southern Copper Corp.	14,096	2,944,232
Sunbelt Rentals Holdings, Inc.	58,187	4,134,940
		28,543,295
TOTAL COMMON STOCKS (Cost $3,539,193,505)		$5,345,218,435
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%
Axia Energia SA, Class C (B)	46,629	478,209
Banco Bradesco SA	732,580	2,430,364
Cia Energetica de Minas Gerais	228,574	472,010
Gerdau SA	175,751	805,228
Itau Unibanco Holding SA	723,458	5,517,859
Itausa SA	790,183	1,997,741
Localiza Rent a Car SA	3,452	22,958
Petroleo Brasileiro SA	595,096	5,170,503
		16,894,872
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	20,574	1,675,317
Colombia - 0.0%
Grupo Cibest SA	50,900	1,158,422
Germany - 0.2%
Dr. Ing. h.c. F. Porsche AG (A)	15,434	809,962
Henkel AG & Company KGaA	24,115	2,122,895
Porsche Automobil Holding SE	21,239	699,120
Sartorius AG	3,626	1,045,390
Volkswagen AG	29,431	2,635,684
		7,313,051
India - 0.0%
TVS Motor Company, Ltd., 6.000% (B)(D)	117,772	13,056
South Korea - 0.3%
Hyundai Motor Company	3,165	437,458
Hyundai Motor Company, 2nd Preferred Shares	5,096	708,274
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	116,251	$15,743,523
		16,889,255
TOTAL PREFERRED SECURITIES (Cost $28,543,447)		$43,943,973
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (B)	100,920	30
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (B)	88,680	21,586
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (B)	65,920	54,033
TOTAL WARRANTS (Cost $0)		$75,649
RIGHTS - 0.0%
Banco Bradesco SA (Expiration Date: 9-4-26; Strike Price: BRL 15.43) (B)	11,153	43
Banco Bradesco SA (Expiration Date: 9-4-26; Strike Price: BRL 17.64) (B)	46,713	90
TOTAL RIGHTS (Cost $0)		$133
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.3%
U.S. Treasury Bill
3.617%, 09/22/2026 *	$10,100,000	$10,078,509
3.647%, 10/06/2026 *	6,200,000	6,177,742
3.657%, 09/17/2026 *	1,250,000	1,247,978
		17,504,229
Short-term funds - 0.7%
John Hancock Collateral Trust, 3.6571% (E)(F)	3,914,802	39,147,627
TOTAL SHORT-TERM INVESTMENTS (Cost $56,649,243)		$56,651,856
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,624,386,195) - 100.1%		$5,445,890,046
Other assets and liabilities, net - (0.1%)		(7,874,184)
TOTAL NET ASSETS - 100.0%		$5,438,015,862
Currency Abbreviations
BRL	Brazilian Real
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	All or a portion of this security is on loan as of 8-31-26.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	48	Long	Sep 2026	$3,392,720	$3,466,320	$73,600
Mini MSCI EAFE Index Futures	150	Long	Sep 2026	23,491,255	24,216,000	724,745
Mini MSCI Emerging Markets Index Futures	176	Long	Sep 2026	14,563,004	15,057,680	494,676
S&P/TSX 60 Index Futures	11	Long	Sep 2026	3,241,022	3,379,011	137,989
						$1,431,010

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Consumer discretionary – 6.7%
Broadline retail – 1.5%
eBay, Inc.	91,725	$9,499,041
Global-e Online, Ltd. (A)	228,681	8,541,235
		18,040,276
Hotels, restaurants and leisure – 2.0%
Aramark	174,554	9,829,136
Chipotle Mexican Grill, Inc. (A)	259,376	9,864,069
Norwegian Cruise Line Holdings, Ltd. (A)	326,076	5,262,867
		24,956,072
Household durables – 1.0%
Installed Building Products, Inc.	18,925	4,595,558
PulteGroup, Inc.	58,162	7,347,024
		11,942,582
Specialty retail – 1.6%
Advance Auto Parts, Inc.	325,436	13,726,890
Burlington Stores, Inc. (A)	24,665	6,406,980
		20,133,870
Textiles, apparel and luxury goods – 0.6%
Ralph Lauren Corp.	19,969	6,927,246
		82,000,046
Consumer staples – 4.7%
Beverages – 1.1%
Keurig Dr. Pepper, Inc.	431,952	13,761,991
Food products – 2.5%
Lamb Weston Holdings, Inc.	354,982	19,357,168
McCormick & Company, Inc.	202,145	10,960,302
		30,317,470
Household products – 1.1%
Colgate-Palmolive Company	150,162	13,487,551
		57,567,012
Energy – 8.9%
Energy equipment and services – 2.7%
Baker Hughes Company	251,469	15,980,855
TechnipFMC PLC	106,197	8,299,296
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	91,602	$8,529,978
		32,810,129
Oil, gas and consumable fuels – 6.2%
Cenovus Energy, Inc.	421,707	13,557,880
Cheniere Energy, Inc.	30,850	8,998,637
Ovintiv, Inc.	197,941	12,994,827
Permian Resources Corp., Class A	463,816	10,802,275
Phillips 66	83,220	20,520,389
Viper Energy, Inc., Class A	213,377	9,557,156
		76,431,164
		109,241,293
Financials – 19.0%
Banks – 4.0%
Columbia Banking System, Inc.	197,513	5,854,285
Fifth Third Bancorp	216,534	11,643,033
KeyCorp	457,831	9,893,728
Popular, Inc.	87,884	14,781,210
Western Alliance Bancorp	92,069	7,193,351
		49,365,607
Capital markets – 3.2%
Invesco, Ltd.	234,712	7,693,859
Lazard, Inc.	343,894	14,866,538
Main Street Capital Corp. (B)	135,336	7,973,997
StepStone Group, Inc., Class A	157,953	8,254,624
		38,789,018
Consumer finance – 0.6%
SLM Corp.	271,887	7,060,905
Financial services – 5.0%
Block, Inc. (A)	163,420	13,403,708
Corpay, Inc. (A)	55,509	22,442,282
Marqeta, Inc., Class A (A)	385,211	6,325,165
Voya Financial, Inc.	184,119	18,654,937
		60,826,092
Insurance – 5.7%
American International Group, Inc.	156,881	11,979,433
Assurant, Inc.	44,035	12,411,705
Horace Mann Educators Corp.	102,261	5,204,062
Lincoln National Corp.	196,370	8,363,398
RenaissanceRe Holdings, Ltd.	25,869	8,475,719

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	24,902	$6,419,736
The Hanover Insurance Group, Inc.	40,606	9,181,423
Willis Towers Watson PLC	23,869	8,080,850
		70,116,326
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	260,914	5,980,149
		232,138,097
Health care – 8.6%
Biotechnology – 0.5%
Moderna, Inc. (A)	39,100	5,487,294
Health care equipment and supplies – 1.2%
The Cooper Companies, Inc. (A)	209,503	14,684,065
Health care providers and services – 4.3%
Centene Corp. (A)	155,533	10,006,993
Concentra Group Holdings Parent, Inc.	476,695	16,083,689
Molina Healthcare, Inc. (A)	42,597	8,467,006
RadNet, Inc. (A)	138,052	10,467,103
Tenet Healthcare Corp. (A)	28,768	7,649,699
		52,674,490
Life sciences tools and services – 1.9%
10X Genomics, Inc., Class A (A)	106,700	6,663,415
Qiagen NV (New York Stock Exchange)	73,400	3,177,486
Waters Corp. (A)	33,710	13,977,177
		23,818,078
Pharmaceuticals – 0.7%
Viatris, Inc.	514,788	8,499,150
		105,163,077
Industrials – 19.0%
Aerospace and defense – 3.6%
Hexcel Corp.	133,213	12,344,849
L3Harris Technologies, Inc.	31,537	8,396,726
StandardAero, Inc. (A)	696,310	17,052,632
Textron, Inc.	74,283	5,984,238
		43,778,445
Building products – 0.7%
Owens Corning	59,622	8,236,779
Construction and engineering – 1.0%
API Group Corp. (A)	312,002	12,246,079
Electrical equipment – 1.5%
Innio NV (A)	213,600	4,314,720
Sensata Technologies Holding PLC	334,680	13,731,920
		18,046,640
Ground transportation – 1.5%
CSX Corp.	79,400	4,010,494
Saia, Inc. (A)	40,322	14,319,552
		18,330,046
Industrial conglomerates – 0.5%
DuPont de Nemours, Inc.	43,510	5,856,011
Machinery – 5.6%
AGCO Corp.	75,283	8,906,732
Esab Corp.	178,025	13,419,525
Fortive Corp.	287,322	16,906,026
JBT Marel Corp.	73,798	8,624,772
Midera Food Processing, Inc. (A)	145,824	6,836,229
The Middleby Corp. (A)	125,189	13,875,949
		68,569,233
Passenger airlines – 0.7%
Southwest Airlines Company	236,586	9,115,659
Professional services – 2.4%
First Advantage Corp. (A)	480,156	10,092,879
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
FTI Consulting, Inc. (A)	54,056	$8,139,212
SS&C Technologies Holdings, Inc.	141,462	11,737,102
		29,969,193
Trading companies and distributors – 1.5%
EquipmentShare.com, Inc., Class A (A)	364,699	6,422,349
SiteOne Landscape Supply, Inc. (A)	61,435	6,053,191
W.W. Grainger, Inc.	4,691	6,142,818
		18,618,358
		232,766,443
Information technology – 11.9%
Communications equipment – 1.0%
Ciena Corp. (A)	17,038	6,522,146
Viasat, Inc. (A)	88,336	5,942,363
		12,464,509
Electronic equipment, instruments and components – 4.6%
Belden, Inc.	68,649	7,857,565
CDW Corp.	65,117	9,870,435
Corning, Inc.	33,261	4,946,909
Keysight Technologies, Inc. (A)	23,697	7,647,022
Novanta, Inc. (A)	54,312	7,941,501
TD SYNNEX Corp.	33,553	8,483,876
TE Connectivity PLC	44,115	9,054,604
		55,801,912
IT services – 0.5%
GoDaddy, Inc., Class A (A)	61,320	6,002,002
Semiconductors and semiconductor equipment – 3.5%
Ambarella, Inc. (A)	90,931	6,308,793
Entegris, Inc.	64,619	8,742,305
MKS, Inc.	24,223	6,206,902
Onto Innovation, Inc. (A)	20,122	5,376,800
Skyworks Solutions, Inc.	184,045	12,332,855
Wolfspeed, Inc. (A)(B)	133,510	3,658,174
		42,625,829
Software – 2.3%
CCC Intelligent Solutions Holdings, Inc. (A)	1,255,363	9,365,008
DocuSign, Inc. (A)	124,535	8,252,934
Procore Technologies, Inc. (A)	170,206	10,675,320
		28,293,262
		145,187,514
Materials – 4.4%
Chemicals – 0.8%
Huntsman Corp.	166,400	1,594,112
Olin Corp.	109,000	1,896,600
Westlake Corp.	87,424	6,562,920
		10,053,632
Construction materials – 0.7%
Knife River Corp. (A)	132,599	8,313,957
Containers and packaging – 1.1%
International Paper Company	336,700	12,771,031
Metals and mining – 1.1%
Franco-Nevada Corp.	27,489	7,231,296
Steel Dynamics, Inc.	27,400	6,373,788
		13,605,084
Paper and forest products – 0.7%
Stora Enso OYJ, R Shares	757,180	8,887,014
		53,630,718
Real estate – 8.6%
Health care REITs – 1.5%
Healthcare Realty Trust, Inc.	404,972	7,710,667

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Ventas, Inc.	115,095	$10,493,211
		18,203,878
Industrial REITs – 0.7%
Rexford Industrial Realty, Inc.	238,802	8,845,226
Office REITs – 0.7%
Vornado Realty Trust	220,194	8,230,852
Real estate management and development – 1.3%
Colliers International Group, Inc.	68,849	6,930,340
Jones Lang LaSalle, Inc. (A)	24,892	9,107,236
		16,037,576
Residential REITs – 2.1%
Apartment Investment and Management Company, Class A	805,902	2,022,814
Sun Communities, Inc.	106,571	12,939,851
Vivmark Residential	167,854	10,934,010
		25,896,675
Retail REITs – 0.9%
Regency Centers Corp.	154,936	11,584,565
Specialized REITs – 1.4%
Digital Realty Trust, Inc.	52,906	9,818,825
VICI Properties, Inc.	283,000	7,258,950
		17,077,775
		105,876,547
Utilities – 6.3%
Electric utilities – 1.7%
FirstEnergy Corp.	277,877	12,743,439
PG&E Corp.	654,571	8,686,157
		21,429,596
Gas utilities – 0.6%
National Fuel Gas Company	83,579	6,942,072
Multi-utilities – 4.0%
Ameren Corp.	140,101	14,852,107
CenterPoint Energy, Inc.	240,413	9,520,355
Consolidated Edison, Inc.	114,175	12,219,009
Dominion Energy, Inc.	193,633	12,781,714
		49,373,185
		77,744,853
TOTAL COMMON STOCKS (Cost $971,556,601)		$1,201,315,600
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
2.500%, 06/15/2031 (C)	$981,000	2,210,316
3.500%, 03/15/2031 (C)	1,383,000	2,232,854
		4,443,170
TOTAL CONVERTIBLE BONDS (Cost $2,291,347)		$4,443,170
CORPORATE BONDS - 0.1%
Information technology - 0.1%
Wolfspeed, Inc. 12.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	1,004,749	854,037
TOTAL CORPORATE BONDS (Cost $1,618,232)		$854,037
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 3.6571% (D)(E)	1,099,810	10,997,995
Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6112% (D)	2,081,470	$2,081,470
T. Rowe Price Government Reserve Fund, 3.7112% (D)	21,657,122	21,657,122
TOTAL SHORT-TERM INVESTMENTS (Cost $34,735,436)		$34,736,587
Total Investments (Mid Value Fund) (Cost $1,010,201,616) – 101.3%		$1,241,349,394
Other assets and liabilities, net – (1.3%)		(16,396,373)
TOTAL NET ASSETS – 100.0%		$1,224,953,021
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 8-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 9.1%
Diversified telecommunication services – 0.7%
AT&T, Inc.	509,412	$13,188,677
Comcast Corp., Class A	261,331	6,956,631
Verizon Communications, Inc.	306,168	15,314,523
		35,459,831
Entertainment – 1.0%
Live Nation Entertainment, Inc. (A)	11,611	2,088,703
Netflix, Inc. (A)	308,768	25,025,646
Take-Two Interactive Software, Inc. (A)	12,768	2,805,130
The Walt Disney Company	127,337	13,695,094
TKO Group Holdings, Inc.	4,620	843,658
Warner Brothers Discovery, Inc. (A)	181,721	5,184,500
		49,642,731
Interactive media and services – 7.0%
Alphabet, Inc., Class A	429,978	145,913,034
Alphabet, Inc., Class C	346,586	116,248,410
Meta Platforms, Inc., Class A	161,040	92,169,634
Reddit, Inc., Class A (A)	10,092	1,491,699
		355,822,777
Media – 0.3%
AppLovin Corp., Class A (A)	19,678	6,140,717
Charter Communications, Inc., Class A (A)	6,148	937,201
EchoStar Corp., Class A (A)	9,983	862,931
Fox Corp., Class A	14,659	987,284
Fox Corp., Class B	10,172	612,558
News Corp., Class A	26,842	824,318
News Corp., Class B	8,815	303,324
Omnicom Group, Inc.	20,930	1,832,003
Paramount Skydance Corp., Class B (B)	22,984	250,755

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Trade Desk, Inc., Class A (A)	31,217	$428,297
		13,179,388
Wireless telecommunication services – 0.1%
T-Mobile US, Inc.	34,131	6,158,598
		460,263,325
Consumer discretionary – 8.7%
Automobile components – 0.0%
Aptiv PLC (A)	15,449	691,497
Automobiles – 1.7%
Ford Motor Company	285,008	3,973,012
General Motors Company	65,704	5,671,569
Tesla, Inc. (A)	205,119	75,473,536
		85,118,117
Broadline retail – 3.7%
Amazon.com, Inc. (A)	713,224	185,274,198
eBay, Inc.	32,353	3,350,477
		188,624,675
Distributors – 0.0%
Genuine Parts Company	10,045	1,362,805
Hotels, restaurants and leisure – 1.6%
Airbnb, Inc., Class A (A)	30,456	5,580,148
Booking Holdings, Inc.	56,450	11,238,631
Carnival Corp., Ltd.	93,662	2,237,585
Chipotle Mexican Grill, Inc. (A)	93,492	3,555,501
Darden Restaurants, Inc.	8,344	1,787,785
Domino's Pizza, Inc.	2,231	763,136
DoorDash, Inc., Class A (A)	27,565	6,387,913
Expedia Group, Inc.	8,332	2,642,244
Hilton Worldwide Holdings, Inc.	16,583	5,244,871
Las Vegas Sands Corp.	21,720	951,553
Marriott International, Inc., Class A	15,944	5,449,021
McDonald's Corp.	51,769	13,643,202
MGM Resorts International (A)	13,998	578,957
Norwegian Cruise Line Holdings, Ltd. (A)	33,511	540,868
Royal Caribbean Cruises, Ltd.	18,178	4,885,156
Starbucks Corp.	83,016	8,820,450
Wynn Resorts, Ltd.	6,105	557,264
Yum! Brands, Inc.	20,073	3,077,392
		77,941,677
Household durables – 0.2%
D.R. Horton, Inc.	19,224	2,779,021
Garmin, Ltd.	11,947	3,394,262
Hamilton Beach Brands Holding Company, Class B	294	9,235
Lennar Corp., Class A	15,662	1,317,331
NVR, Inc. (A)	197	1,244,100
PulteGroup, Inc.	13,866	1,751,553
		10,495,502
Leisure products – 0.0%
Hasbro, Inc.	9,781	920,392
Specialty retail – 1.3%
AutoZone, Inc. (A)	1,201	3,592,479
Best Buy Company, Inc.	14,256	1,142,618
Carvana Company (A)	52,222	3,836,228
Lowe's Companies, Inc.	40,807	8,353,193
O'Reilly Automotive, Inc. (A)	60,370	5,360,856
Ross Stores, Inc.	23,469	5,363,605
The Home Depot, Inc.	72,570	23,790,623
The TJX Companies, Inc.	80,557	10,787,388
Tractor Supply Company	38,224	1,334,018
Ulta Beauty, Inc. (A)	3,178	1,706,904
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	8,572	$1,956,559
		67,224,471
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	10,350	901,278
Lululemon Athletica, Inc. (A)	7,613	915,539
NIKE, Inc., Class B	87,429	3,414,977
Ralph Lauren Corp.	2,815	976,524
Tapestry, Inc.	14,716	1,815,807
		8,024,125
		440,403,261
Consumer staples – 4.2%
Beverages – 0.9%
Brown-Forman Corp., Class B	11,964	317,883
Constellation Brands, Inc., Class A	9,974	1,302,804
Keurig Dr. Pepper, Inc.	97,377	3,102,431
Molson Coors Beverage Company, Class B	11,529	458,393
Monster Beverage Corp. (A)	102,232	4,694,493
PepsiCo, Inc.	97,811	13,726,796
The Coca-Cola Company	277,108	24,571,166
		48,173,966
Consumer staples distribution and retail – 1.5%
Casey's General Stores, Inc.	2,647	1,991,100
Costco Wholesale Corp.	31,746	29,964,732
Dollar General Corp.	15,774	1,999,355
Dollar Tree, Inc. (A)	12,979	1,643,012
Sysco Corp.	34,246	2,776,666
Target Corp.	32,506	5,229,565
The Kroger Company	40,616	2,337,045
Walmart, Inc.	313,733	32,901,180
		78,842,655
Food products – 0.4%
Archer-Daniels-Midland Company	34,498	2,804,342
Bunge Global SA	9,734	1,131,188
General Mills, Inc.	38,141	1,571,409
Hormel Foods Corp.	20,940	457,539
McCormick & Company, Inc.	18,194	986,479
Mondelez International, Inc., Class A	91,893	5,703,799
The Hershey Company	10,596	1,867,121
The J.M. Smucker Company	7,648	1,003,112
The Kraft Heinz Company	61,010	1,566,127
Tyson Foods, Inc., Class A	20,226	1,115,262
		18,206,378
Household products – 0.7%
Church & Dwight Company, Inc.	16,961	1,692,369
Colgate-Palmolive Company	57,247	5,141,926
Kimberly-Clark Corp.	23,775	2,566,511
The Clorox Company	8,653	845,225
The Procter & Gamble Company	166,637	24,182,361
		34,428,392
Personal care products – 0.1%
Kenvue, Inc.	137,405	2,594,206
The Estee Lauder Companies, Inc., Class A	17,680	1,808,664
		4,402,870
Tobacco – 0.6%
Altria Group, Inc.	119,505	8,183,702
Philip Morris International, Inc.	111,534	20,890,318
		29,074,020
		213,128,281

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.5%
Energy equipment and services – 0.3%
Baker Hughes Company	76,457	$4,858,842
Halliburton Company	64,356	2,371,519
SLB, Ltd.	115,269	6,927,667
		14,158,028
Oil, gas and consumable fuels – 3.2%
APA Corp.	27,312	1,178,513
Chevron Corp.	144,284	29,742,704
ConocoPhillips	93,880	12,438,161
Devon Energy Corp.	88,894	4,312,248
Diamondback Energy, Inc.	14,948	2,996,775
EOG Resources, Inc.	41,046	5,950,028
EQT Corp.	48,253	2,614,348
Expand Energy Corp.	18,421	1,808,205
ExxonMobil Holdings Corp.	319,468	51,418,375
Kinder Morgan, Inc.	150,875	4,864,210
Marathon Petroleum Corp.	22,494	8,397,460
Occidental Petroleum Corp.	55,922	3,365,386
ONEOK, Inc.	48,557	4,661,958
Phillips 66	30,906	7,620,801
Targa Resources Corp.	16,541	4,857,265
Texas Pacific Land Corp.	4,470	1,673,300
The Williams Companies, Inc.	94,284	7,076,014
Valero Energy Corp.	22,874	8,209,936
		163,185,687
		177,343,715
Financials – 12.0%
Banks – 3.4%
Bank of America Corp.	489,521	30,320,931
Citigroup, Inc.	127,873	16,830,644
Citizens Financial Group, Inc.	31,729	2,185,176
Fifth Third Bancorp	67,980	3,655,285
Huntington Bancshares, Inc.	151,892	2,534,318
JPMorgan Chase & Co.	200,893	71,521,926
KeyCorp	69,045	1,492,062
M&T Bank Corp.	10,971	2,566,556
Regions Financial Corp.	63,961	1,911,155
The PNC Financial Services Group, Inc.	30,116	7,216,697
Truist Financial Corp.	93,454	4,633,449
U.S. Bancorp	116,338	7,164,094
Wells Fargo & Company	229,432	19,820,630
		171,852,923
Capital markets – 3.1%
Ameriprise Financial, Inc.	6,736	3,725,749
Ares Management Corp., Class A	15,812	2,263,804
BlackRock, Inc.	10,823	12,507,167
Cboe Global Markets, Inc.	7,846	2,355,369
CME Group, Inc.	27,166	7,755,893
Coinbase Global, Inc., Class A (A)	16,680	3,137,842
FactSet Research Systems, Inc.	2,736	857,873
Franklin Templeton, Inc.	22,943	783,503
Interactive Brokers Group, Inc., Class A	33,379	3,247,443
Intercontinental Exchange, Inc.	42,390	6,812,073
Invesco, Ltd.	33,166	1,087,181
KKR & Company, Inc.	51,847	5,688,653
Moody's Corp.	11,263	5,683,760
Morgan Stanley	89,869	19,170,855
MSCI, Inc.	5,459	3,115,124
Nasdaq, Inc.	33,509	3,304,322
Northern Trust Corp.	13,862	2,572,233
Raymond James Financial, Inc.	12,996	2,315,497
Robinhood Markets, Inc., Class A (A)	59,335	6,218,901
S&P Global, Inc.	22,730	9,906,643
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	20,757	$3,972,475
T. Rowe Price Group, Inc.	16,053	1,786,378
The Bank of New York Mellon Corp.	51,467	8,300,598
The Blackstone Group, Inc.	55,690	7,977,036
The Charles Schwab Corp.	122,572	13,460,857
The Goldman Sachs Group, Inc.	22,118	22,690,856
TPG, Inc. (A)(C)	17,868	179
		160,698,264
Consumer finance – 0.5%
American Express Company	39,902	13,174,443
Capital One Financial Corp.	46,663	10,009,680
Synchrony Financial	25,213	1,943,418
		25,127,541
Financial services – 3.4%
Apollo Global Management, Inc.	34,583	4,723,346
Berkshire Hathaway, Inc., Class B (A)	137,451	69,279,428
Block, Inc. (A)	40,128	3,291,299
Corpay, Inc. (A)	4,906	1,983,496
Fidelity National Information Services, Inc.	38,787	1,581,346
Fiserv, Inc. (A)	40,028	2,133,893
Global Payments, Inc.	17,445	1,588,367
Jack Henry & Associates, Inc.	5,329	894,792
Mastercard, Inc., Class A	60,499	35,652,666
PayPal Holdings, Inc.	66,116	3,481,999
Visa, Inc., Class A	124,429	47,204,630
		171,815,262
Insurance – 1.6%
Aflac, Inc.	34,347	3,979,100
American International Group, Inc.	39,781	3,037,677
Aon PLC, Class A	16,018	5,150,107
Arch Capital Group, Ltd. (A)	26,074	2,557,077
Arthur J. Gallagher & Company	19,258	5,048,485
Assurant, Inc.	3,717	1,047,674
Brown & Brown, Inc.	21,871	1,578,430
Chubb, Ltd.	27,044	9,157,098
Cincinnati Financial Corp.	11,609	1,972,369
Erie Indemnity Company, Class A	1,901	485,820
Everest Group, Ltd.	2,966	1,111,212
Globe Life, Inc.	5,809	1,003,040
Loews Corp.	12,640	1,368,786
Marsh & McLennan Companies, Inc.	36,111	6,853,868
MetLife, Inc.	40,516	3,855,908
Principal Financial Group, Inc.	14,737	1,623,428
Prudential Financial, Inc.	25,998	3,057,365
The Allstate Corp.	19,308	4,977,602
The Hartford Insurance Group, Inc.	20,557	2,824,121
The Progressive Corp.	43,811	9,554,303
The Travelers Companies, Inc.	15,949	5,836,218
W.R. Berkley Corp.	22,058	1,490,238
Willis Towers Watson PLC	7,087	2,399,304
		79,969,230
		609,463,220
Health care – 9.2%
Biotechnology – 1.8%
AbbVie, Inc.	134,233	34,420,026
Amgen, Inc.	40,997	17,623,790
Biogen, Inc. (A)	11,212	2,429,080
Gilead Sciences, Inc.	94,315	13,802,057
Incyte Corp. (A)	12,750	1,571,055
Moderna, Inc. (A)	26,832	3,765,603
Regeneron Pharmaceuticals, Inc.	7,586	6,061,821

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	19,283	$10,499,979
		90,173,411
Health care equipment and supplies – 1.5%
Abbott Laboratories	132,311	14,601,842
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,050	806,940
Baxter International, Inc.	39,303	1,021,878
Becton, Dickinson and Company	20,917	3,934,697
Boston Scientific Corp. (A)	112,917	5,453,891
DexCom, Inc. (A)	29,311	2,669,060
Edwards Lifesciences Corp. (A)	43,743	3,969,677
GE HealthCare Technologies, Inc.	34,532	2,459,714
IDEXX Laboratories, Inc. (A)	5,995	3,337,357
Insulet Corp. (A)	5,247	780,019
Intuitive Surgical, Inc. (A)	26,901	10,137,911
Medtronic PLC	97,513	8,839,553
ResMed, Inc.	11,007	2,642,781
Solventum Corp. (A)	11,204	1,020,236
STERIS PLC	7,458	1,735,029
Stryker Corp.	26,206	8,485,503
The Cooper Companies, Inc. (A)	14,834	1,039,715
Zimmer Biomet Holdings, Inc.	14,676	1,468,187
		74,505,599
Health care providers and services – 1.6%
Cardinal Health, Inc.	17,785	4,172,717
Cencora, Inc.	14,788	4,785,397
Centene Corp. (A)	35,647	2,293,528
CVS Health Corp.	96,928	9,102,508
DaVita, Inc. (A)	2,447	430,696
Elevance Health, Inc.	16,503	6,478,088
HCA Healthcare, Inc.	11,799	4,890,096
Henry Schein, Inc. (A)	7,382	662,904
Humana, Inc.	9,114	3,492,758
Labcorp Holdings, Inc.	6,221	2,069,478
McKesson Corp.	9,133	8,085,628
Quest Diagnostics, Inc.	8,411	2,021,163
The Cigna Group	20,088	5,545,895
UnitedHealth Group, Inc.	68,998	26,868,511
Universal Health Services, Inc., Class B	4,047	689,326
		81,588,693
Health care technology – 0.0%
Veeva Systems, Inc., Class A (A)	11,395	3,255,438
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	21,456	3,294,783
Bio-Techne Corp.	11,917	861,718
Charles River Laboratories International, Inc. (A)	3,665	1,056,400
Danaher Corp.	47,864	10,221,836
IQVIA Holdings, Inc. (A)	12,676	3,310,844
Mettler-Toledo International, Inc. (A)	1,535	2,156,890
Revvity, Inc.	8,474	1,090,350
Thermo Fisher Scientific, Inc.	28,233	17,422,584
Waters Corp. (A)	7,461	3,093,554
West Pharmaceutical Services, Inc.	5,366	1,830,396
		44,339,355
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Company	155,144	10,365,171
Eli Lilly & Company	60,098	69,517,160
Johnson & Johnson	182,895	48,622,636
Merck & Company, Inc.	187,646	27,726,573
Pfizer, Inc.	432,937	12,321,387
Viatris, Inc.	88,423	1,459,864
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	31,824	$2,453,630
		172,466,421
		466,328,917
Industrials – 7.9%
Aerospace and defense – 2.0%
Axon Enterprise, Inc. (A)	5,918	3,352,902
General Dynamics Corp.	18,639	6,921,593
General Electric Company	76,605	25,717,065
Honeywell Aerospace, Inc. (A)	23,264	3,678,271
Howmet Aerospace, Inc.	29,387	7,198,346
Huntington Ingalls Industries, Inc.	2,888	840,986
L3Harris Technologies, Inc.	13,684	3,643,365
Lockheed Martin Corp.	14,902	8,363,449
Northrop Grumman Corp.	9,809	5,293,917
RTX Corp.	98,879	20,540,135
Textron, Inc.	12,753	1,027,382
The Boeing Company (A)	57,888	12,027,969
TransDigm Group, Inc.	4,110	4,815,851
		103,421,231
Air freight and logistics – 0.3%
C.H. Robinson Worldwide, Inc.	8,660	1,296,056
Expeditors International of Washington, Inc.	9,606	1,821,778
FedEx Corp.	16,117	5,276,706
United Parcel Service, Inc., Class B	54,817	5,713,576
		14,108,116
Building products – 0.4%
A.O. Smith Corp.	8,231	486,699
Allegion PLC	6,322	981,491
Builders FirstSource, Inc. (A)	7,886	523,630
Carrier Global Corp.	57,356	3,339,266
Johnson Controls International PLC	44,801	6,193,290
Lennox International, Inc.	2,326	890,021
Masco Corp.	14,801	1,068,040
Trane Technologies PLC	16,236	7,215,278
		20,697,715
Commercial services and supplies – 0.4%
Cintas Corp.	24,983	5,041,320
Copart, Inc. (A)	65,097	2,147,550
Republic Services, Inc.	14,693	3,245,978
Rollins, Inc.	21,584	778,535
Veralto Corp.	18,038	1,778,006
Waste Management, Inc.	27,126	5,938,424
		18,929,813
Construction and engineering – 0.3%
Comfort Systems USA, Inc.	2,583	3,992,336
EMCOR Group, Inc.	3,266	2,399,008
Quanta Services, Inc.	11,021	6,690,739
		13,082,083
Electrical equipment – 1.0%
AMETEK, Inc.	16,840	3,960,263
Eaton Corp. PLC	28,516	11,460,010
Emerson Electric Company	41,120	6,268,333
GE Vernova, Inc.	19,736	17,733,388
Generac Holdings, Inc. (A)	4,327	802,139
Hubbell, Inc.	3,882	1,758,546
Rockwell Automation, Inc.	8,178	3,470,989
Vertiv Holdings Company, Class A	28,203	7,296,680
		52,750,348
Ground transportation – 0.8%
CSX Corp.	136,487	6,893,958
FedEx Freight Holding Company, Inc. (A)	7,975	1,066,577

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
JB Hunt Transport Services, Inc.	5,466	$1,451,059
Norfolk Southern Corp.	16,499	5,655,692
Old Dominion Freight Line, Inc.	13,443	2,688,062
Uber Technologies, Inc. (A)	149,486	11,308,616
Union Pacific Corp.	43,594	13,107,408
		42,171,372
Industrial conglomerates – 0.3%
3M Company	38,289	6,579,199
DuPont de Nemours, Inc.	9,314	1,253,571
Honeywell International, Inc.	23,264	4,967,562
		12,800,332
Machinery – 1.6%
Caterpillar, Inc.	33,820	26,970,435
Cummins, Inc.	10,134	5,719,630
Deere & Company	18,449	12,082,435
Dover Corp.	9,886	1,920,158
Fortive Corp.	22,396	1,317,781
IDEX Corp.	5,446	1,245,173
Illinois Tool Works, Inc.	19,224	5,293,713
Ingersoll Rand, Inc.	26,136	2,013,779
Nordson Corp.	3,891	1,251,813
Otis Worldwide Corp.	28,165	2,003,376
PACCAR, Inc.	38,651	4,797,749
Parker-Hannifin Corp.	9,262	9,071,573
Pentair PLC	11,891	718,930
Snap-on, Inc.	3,809	1,471,455
Stanley Black & Decker, Inc.	11,387	1,097,365
Wabtec Corp.	12,465	3,564,117
Xylem, Inc.	17,450	1,921,420
		82,460,902
Passenger airlines – 0.1%
Delta Air Lines, Inc.	47,969	3,741,582
Southwest Airlines Company	35,843	1,381,031
United Airlines Holdings, Inc. (A)	23,844	2,574,914
		7,697,527
Professional services – 0.4%
Automatic Data Processing, Inc.	29,358	8,401,085
Broadridge Financial Solutions, Inc.	8,501	1,550,412
Equifax, Inc.	8,762	1,657,420
Jacobs Solutions, Inc.	8,686	1,294,648
Leidos Holdings, Inc.	9,219	1,292,596
Paychex, Inc.	23,699	3,017,831
Verisk Analytics, Inc.	9,622	1,864,551
		19,078,543
Trading companies and distributors – 0.3%
Fastenal Company	84,290	4,156,340
Ferguson Enterprises, Inc.	14,748	3,311,073
United Rentals, Inc.	4,601	4,775,838
W.W. Grainger, Inc.	3,193	4,181,202
		16,424,453
		403,622,435
Information technology – 37.0%
Communications equipment – 1.3%
Arista Networks, Inc. (A)	77,472	15,160,496
Ciena Corp. (A)	10,611	4,061,891
Cisco Systems, Inc.	296,393	32,748,463
F5, Inc. (A)	4,235	1,724,196
Lumentum Holdings, Inc. (A)	5,838	5,340,369
Motorola Solutions, Inc.	12,454	6,043,926
		65,079,341
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	92,332	14,639,239
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CDW Corp.	9,591	$1,453,804
Coherent Corp. (A)	14,684	4,079,656
Corning, Inc.	58,781	8,742,498
Flex, Ltd. (A)	27,605	3,015,846
Jabil, Inc.	7,912	2,415,217
Keysight Technologies, Inc. (A)	12,870	4,153,149
TE Connectivity PLC	21,909	4,496,822
Teledyne Technologies, Inc. (A)	3,478	2,131,840
Zebra Technologies Corp., Class A (A)	3,570	1,262,174
		46,390,245
IT services – 0.6%
Accenture PLC, Class A	46,068	8,741,864
Akamai Technologies, Inc. (A)	10,920	1,186,130
Cognizant Technology Solutions Corp., Class A	35,572	2,297,240
Gartner, Inc. (A)	5,012	992,927
GoDaddy, Inc., Class A (A)	9,962	975,081
IBM Corp.	70,528	16,494,383
VeriSign, Inc.	6,138	1,769,463
		32,457,088
Semiconductors and semiconductor equipment – 16.9%
Advanced Micro Devices, Inc. (A)	122,362	57,598,241
Analog Devices, Inc.	36,637	13,267,723
Applied Materials, Inc.	59,553	27,298,500
Broadcom, Inc.	355,297	131,580,691
First Solar, Inc. (A)	8,070	1,629,333
Intel Corp. (A)	370,475	33,161,217
KLA Corp.	98,013	17,196,381
Lam Research Corp.	93,840	28,291,822
Marvell Technology, Inc.	65,703	13,906,697
Microchip Technology, Inc.	40,599	2,981,997
Micron Technology, Inc.	84,623	81,130,609
Monolithic Power Systems, Inc.	3,684	4,670,465
NVIDIA Corp.	1,817,520	401,272,046
NXP Semiconductors NV	18,939	4,254,457
ON Semiconductor Corp. (A)	29,411	2,179,061
Qnity Electronics, Inc.	15,694	1,874,334
Qualcomm, Inc.	79,096	13,484,286
Skyworks Solutions, Inc.	11,263	754,734
Teradyne, Inc.	11,742	4,107,704
Texas Instruments, Inc.	68,292	17,818,066
		858,458,364
Software – 9.1%
Adobe, Inc. (A)	30,320	8,877,393
Autodesk, Inc. (A)	15,835	4,093,823
Cadence Design Systems, Inc. (A)	20,692	7,010,036
Crowdstrike Holdings, Inc., Class A (A)	76,394	17,647,014
Datadog, Inc., Class A (A)	24,824	5,884,281
Fair Isaac Corp. (A)	1,741	1,997,293
Fortinet, Inc. (A)	46,723	7,986,362
Gen Digital, Inc.	41,368	1,282,408
Intuit, Inc.	20,743	7,452,960
Microsoft Corp.	557,429	282,778,157
Oracle Corp.	127,327	18,987,002
Palantir Technologies, Inc., Class A (A)	172,295	32,112,342
Palo Alto Networks, Inc. (A)	60,853	23,253,757
PTC, Inc. (A)	8,681	1,351,979
Roper Technologies, Inc.	7,565	3,212,402
Salesforce, Inc.	61,394	15,811,411
ServiceNow, Inc. (A)	77,392	11,453,242
Synopsys, Inc. (A)	14,373	6,318,227
Trimble, Inc. (A)	17,452	1,046,073
Tyler Technologies, Inc. (A)	3,165	1,178,076

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	15,274	$3,015,851
		462,750,089
Technology hardware, storage and peripherals – 8.2%
Apple, Inc.	1,102,148	349,215,594
Dell Technologies, Inc., Class C	21,706	9,898,153
Hewlett Packard Enterprise Company	99,568	5,201,432
HP, Inc.	68,617	2,059,882
NetApp, Inc.	14,815	2,745,071
Sandisk Corp. (A)	11,111	17,407,604
Seagate Technology Holdings PLC	16,823	13,935,837
Super Micro Computer, Inc. (A)	37,915	1,413,471
Western Digital Corp.	25,863	11,652,575
		413,529,619
		1,878,664,746
Materials – 1.8%
Chemicals – 0.9%
Air Products & Chemicals, Inc.	17,001	5,261,129
Albemarle Corp.	9,011	1,216,215
CF Industries Holdings, Inc.	11,722	1,524,212
Corteva, Inc.	51,109	4,325,355
Dow, Inc.	55,015	1,679,058
Ecolab, Inc.	19,337	5,476,238
International Flavors & Fragrances, Inc.	19,472	1,681,018
Linde PLC	35,309	17,286,580
LyondellBasell Industries NV, Class A	19,699	1,282,011
PPG Industries, Inc.	17,017	1,908,797
The Mosaic Company	24,328	586,791
The Sherwin-Williams Company	17,511	5,932,902
		48,160,306
Construction materials – 0.2%
CRH PLC	51,013	4,810,016
Martin Marietta Materials, Inc.	4,586	2,378,758
Vulcan Materials Company	9,903	2,669,651
		9,858,425
Containers and packaging – 0.2%
Amcor PLC	44,528	2,043,390
Avery Dennison Corp.	5,838	1,016,454
Ball Corp.	20,362	1,282,195
International Paper Company	40,474	1,535,179
Packaging Corp. of America	6,772	1,584,242
Smurfit WestRock PLC	40,075	1,879,518
		9,340,978
Metals and mining – 0.5%
Freeport-McMoRan, Inc.	109,817	8,317,540
Newmont Corp.	81,526	10,277,168
Nucor Corp.	17,386	4,340,241
Steel Dynamics, Inc.	10,355	2,408,780
		25,343,729
		92,703,438
Real estate – 1.7%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	11,289	579,013
Healthpeak Properties, Inc.	49,421	1,028,945
Ventas, Inc.	34,938	3,185,297
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	50,731	$11,984,691
		16,777,946
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	45,789	1,004,153
Industrial REITs – 0.2%
Prologis, Inc.	67,005	9,375,340
Office REITs – 0.0%
BXP, Inc.	10,696	727,221
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	21,040	3,067,842
CoStar Group, Inc. (A)	29,273	938,785
		4,006,627
Residential REITs – 0.2%
Camden Property Trust	7,230	764,934
Essex Property Trust, Inc.	4,622	1,307,841
Invitation Homes, Inc.	39,315	1,145,639
Mid-America Apartment Communities, Inc.	8,358	1,076,928
UDR, Inc.	21,285	786,481
Vivmark Residential	52,333	3,408,972
		8,490,795
Retail REITs – 0.2%
Federal Realty Investment Trust	5,660	656,730
Kimco Realty Corp.	48,454	1,148,844
Realty Income Corp.	67,013	4,106,557
Regency Centers Corp.	11,863	886,997
Simon Property Group, Inc.	23,307	4,948,542
		11,747,670
Specialized REITs – 0.7%
American Tower Corp.	33,477	5,881,909
Crown Castle, Inc.	31,371	2,388,588
Digital Realty Trust, Inc.	23,746	4,407,020
Equinix, Inc.	7,086	7,417,058
Extra Space Storage, Inc.	15,186	2,142,745
Iron Mountain, Inc.	21,379	2,466,068
Public Storage	11,350	3,484,337
SBA Communications Corp.	7,621	1,445,399
VICI Properties, Inc.	78,535	2,014,423
Weyerhaeuser Company	51,741	1,209,187
		32,856,734
		84,986,486
Utilities – 1.7%
Electric utilities – 1.1%
Alliant Energy Corp.	17,320	1,177,414
American Electric Power Company, Inc.	36,494	4,467,960
Constellation Energy Corp.	21,451	5,894,091
Duke Energy Corp.	52,305	6,271,893
Edison International	25,793	1,392,306
Entergy Corp.	30,712	3,264,993
Evergy, Inc.	15,442	1,251,111
Eversource Energy	25,237	1,770,123
Exelon Corp.	68,671	3,002,296
FirstEnergy Corp.	34,883	1,599,734
NextEra Energy, Inc.	139,892	11,518,707
NRG Energy, Inc.	14,171	1,560,511
PG&E Corp.	147,771	1,960,921
Pinnacle West Capital Corp.	8,140	794,790
PPL Corp.	50,481	1,722,917
The Southern Company	75,637	6,656,056

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	41,853	$3,167,854
		57,473,677
Gas utilities – 0.0%
Atmos Energy Corp.	11,192	1,859,327
Independent power and renewable electricity producers – 0.1%
The AES Corp.	47,757	703,938
Vistra Corp.	21,261	2,920,624
		3,624,562
Multi-utilities – 0.5%
Ameren Corp.	18,585	1,970,196
CenterPoint Energy, Inc.	43,892	1,738,123
CMS Energy Corp.	20,745	1,411,905
Consolidated Edison, Inc.	24,745	2,648,210
Dominion Energy, Inc.	58,978	3,893,138
DTE Energy Company	13,944	1,891,225
NiSource, Inc.	32,181	1,316,847
Public Service Enterprise Group, Inc.	33,429	2,451,349
Sempra	43,833	3,581,156
WEC Energy Group, Inc.	21,841	2,318,859
		23,221,008
Water utilities – 0.0%
American Water Works Company, Inc.	13,090	1,809,431
		87,988,005
TOTAL COMMON STOCKS (Cost $2,724,136,833)		$4,914,895,829
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.9%
Short-term funds – 2.9%
John Hancock Collateral Trust, 3.6571% (D)(E)	14,806,745	$148,065,971
TOTAL SHORT-TERM INVESTMENTS (Cost $148,048,308)		$148,065,971
Total Investments (U.S. Sector Rotation Fund) (Cost $2,872,185,141) – 99.7%		$5,062,961,800
Other assets and liabilities, net – 0.3%		13,260,403
TOTAL NET ASSETS – 100.0%		$5,076,222,203
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 8-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,218.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	427	Long	Sep 2026	$162,622,414	$164,373,650	$1,751,236
						$1,751,236

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — August 31, 2026 (showing percentage of total net assets)

The following funds had the following sector composition as a percentage of net assets on 8-31-26:
International Strategic Equity Allocation Fund
Financials	25.3%
Information technology	20.4%
Industrials	13.8%
Consumer discretionary	7.7%
Materials	7.0%
Health care	6.7%
Consumer staples	4.9%
Energy	4.8%
Communication services	4.3%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	0.9%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Statements of assets and liabilities — August 31, 2026

Assets	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Unaffiliated investments, at value (including securities loaned)	$1,336,625,286	$1,742,805,185	$5,406,742,419	$1,230,351,399
Affiliated investments, at value	15,053,232	6,224,024	39,147,627	10,997,995
Total investments, at value	1,351,678,518	1,749,029,209	5,445,890,046	1,241,349,394
Cash	3,132	—	525,321	—
Foreign currency, at value	3,109,974	—	25,743,094	63,706
Collateral held at broker for futures contracts	—	—	5,066,000	—
Dividends and interest receivable	4,535,378	10,877,416	17,800,538	1,756,129
Receivable for fund shares sold	17,969	16,418	—	143,499
Receivable for investments sold	798,565	45,494,665	23,337,635	1,592,586
Receivable for delayed-delivery securities sold	—	37,250,799	—	—
Receivable for securities lending income	27,501	8,993	67,958	27,569
Other assets	50,865	70,479	191,026	55,605
Total assets	1,360,221,902	1,842,747,979	5,518,621,618	1,244,988,488
Liabilities
Written options, at value	5,673,316	—	—	—
Payable for futures variation margin	—	—	328,927	—
Due to custodian	—	2,023,990	—	—
Foreign capital gains tax payable	—	—	4,244,212	—
Payable for investments purchased	1,327,520	57,858,032	33,862,560	8,839,981
Payable for delayed-delivery securities purchased	—	88,828,706	—	—
Payable for fund shares repurchased	2,687,943	514,497	1,833,373	5
Payable upon return of securities loaned	15,052,450	6,225,138	39,160,883	11,000,364
Payable to affiliates
Accounting and legal services fees	61,373	76,376	244,733	58,593
Trustees' fees	560	715	2,227	536
Other liabilities and accrued expenses	131,556	184,614	928,841	135,988
Total liabilities	24,934,718	155,712,068	80,605,756	20,035,467
Net assets	$1,335,287,184	$1,687,035,911	$5,438,015,862	$1,224,953,021
Net assets consist of
Paid-in capital	$1,109,340,195	$1,988,331,848	$3,702,738,410	$742,611,393
Total distributable earnings (loss)	225,946,989	(301,295,937)	1,735,277,452	482,341,628
Net assets	$1,335,287,184	$1,687,035,911	$5,438,015,862	$1,224,953,021
Unaffiliated investments, including repurchase agreements, at cost	$1,184,999,473	$1,780,137,165	$3,585,241,465	$999,204,772
Affiliated investments, at cost	$15,052,367	$6,223,988	$39,144,730	$10,996,844
Foreign currency, at cost	$3,040,276	—	$25,621,156	$62,559
Premiums received on written options	$3,787,359	—	—	—
Securities loaned, at value	$14,745,804	$39,027,208	$54,209,135	$10,766,115
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$1,335,287,184	$1,687,035,911	$5,438,015,862	$1,224,953,021
Shares outstanding	142,652,833	156,364,811	375,481,333	70,638,819
Net asset value, offering price and redemption price per share	$9.36	$10.79	$14.48	$17.34
The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Statements of assets and liabilities — August 31, 2026

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$4,914,895,829
Affiliated investments, at value	148,065,971
Total investments, at value	5,062,961,800
Collateral held at broker for futures contracts	12,263,600
Dividends and interest receivable	4,504,702
Receivable for fund shares sold	62,448
Receivable for securities lending income	179
Receivable from affiliates	238
Other assets	193,349
Total assets	5,079,986,316
Liabilities
Payable for futures variation margin	500,163
Due to custodian	169,421
Payable for fund shares repurchased	2,430,366
Payable upon return of securities loaned	2,138
Payable to affiliates
Accounting and legal services fees	227,977
Trustees' fees	2,069
Other liabilities and accrued expenses	431,979
Total liabilities	3,764,113
Net assets	$5,076,222,203
Net assets consist of
Paid-in capital	$3,020,416,048
Total distributable earnings (loss)	2,055,806,155
Net assets	$5,076,222,203
Unaffiliated investments, including repurchase agreements, at cost	$2,724,136,833
Affiliated investments, at cost	$148,048,308
Securities loaned, at value	$2,067
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$5,076,222,203
Shares outstanding	334,297,070
Net asset value, offering price and redemption price per share	$15.18
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Statements of operations — For the year ended August 31, 2026

Investment income	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Dividends	$9,054,514	$1,707,931	$127,513,064	$21,040,899
Tax reclaims	—	—	2,076,578	—
Interest	20,962,750	76,879,393	6,319,678	81,962
Securities lending	58,376	94,067	974,523	340,325
Other income	—	4,029	—	—
Less foreign taxes withheld	(100,909)	(183)	(12,165,101)	(123,325)
Total investment income	29,974,731	78,685,237	124,718,742	21,339,861
Expenses
Investment management fees	10,172,247	9,745,751	31,399,117	11,293,369
Distribution and service fees	—	8,080	—	—
Accounting and legal services fees	212,463	291,680	861,492	226,320
Trustees' fees	26,980	38,971	108,142	30,519
Custodian fees	139,807	189,414	1,873,881	147,599
Printing and postage	18,043	21,680	34,251	18,780
Professional fees	99,971	128,571	280,462	94,866
Other	47,597	65,768	256,648	49,773
Total expenses	10,717,108	10,489,915	34,813,993	11,861,226
Less expense reductions	(667,436)	(157,208)	(7,038,904)	(761,614)
Net expenses	10,049,672	10,332,707	27,775,089	11,099,612
Net investment income	19,925,059	68,352,530	96,943,653	10,240,249
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	113,186,092	(11,731,750)	62,805,787	299,376,056
Affiliated investments	(49)	407	(25,541)	(2,395)
Futures contracts	—	—	54,083,486	—
Written options	1,938,945	—	—	—
	115,124,988	(11,731,343)	116,863,732	299,373,661
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,800,780	(30,286,261)	953,314,274	(42,724,592)
Affiliated investments	761	14	(36)	(302)
Futures contracts	—	—	(6,618,911)	—
Written options	(1,501,384)	—	—	—
	6,300,157	(30,286,247)	946,695,327	(42,724,894)
Net realized and unrealized gain (loss)	121,425,145	(42,017,590)	1,063,559,059	256,648,767
Increase in net assets from operations	$141,350,204	$26,334,940	$1,160,502,712	$266,889,016

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Statements of operations — For the year ended August 31, 2026

Investment income	U.S. Sector Rotation Fund
Dividends	$56,414,818
Income distributions received from affiliated investments	5,840,158
Interest	461,695
Securities lending	3,518
Less foreign taxes withheld	(12,692)
Total investment income	62,707,497
Expenses
Investment management fees	32,146,168
Accounting and legal services fees	880,134
Trustees' fees	118,768
Custodian fees	559,716
Printing and postage	39,151
Professional fees	264,055
Other	140,516
Total expenses	34,148,508
Less expense reductions	(7,262,298)
Net expenses	26,886,210
Net investment income	35,821,287
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	85,398,130
Affiliated investments	(38,894)
Futures contracts	28,356,684
113,715,920
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	768,610,725
Affiliated investments	4,773
Futures contracts	(850,728)
767,764,770
Net realized and unrealized gain (loss)	881,480,690
Increase in net assets from operations	$917,301,977

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Value Fund		Core Bond Fund		International Strategic Equity Allocation Fund
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26[1]	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$19,925,059	$21,566,192	$68,352,530	$73,033,089	$96,943,653	$86,013,372
Net realized gain (loss)	115,124,988	131,544,694	(11,731,343)	(6,931,942)	116,863,732	58,214,282
Change in net unrealized appreciation (depreciation)	6,300,157	(30,737,292)	(30,286,247)	(11,508,604)	946,695,327	420,998,596
Increase in net assets resulting from operations	141,350,204	122,373,594	26,334,940	54,592,543	1,160,502,712	565,226,250
Distributions to shareholders
From earnings
Class 1	—	—	(747,597)	(5,061,867)	—	—
Class NAV	(154,212,344)	(145,436,702)	(67,936,935)	(69,744,385)	(130,480,669)	(98,661,920)
Total distributions	(154,212,344)	(145,436,702)	(68,684,532)	(74,806,252)	(130,480,669)	(98,661,920)
From fund share transactions
From fund share transactions	209,823,301	(5,398,496)	42,676,370	(110,575,681)	(37,746,596)	258,840,753
Total increase (decrease)	196,961,161	(28,461,604)	326,778	(130,789,390)	992,275,447	725,405,083
Net assets
Beginning of year	1,138,326,023	1,166,787,627	1,686,709,133	1,817,498,523	4,445,740,415	3,720,335,332
End of year	$1,335,287,184	$1,138,326,023	$1,687,035,911	$1,686,709,133	$5,438,015,862	$4,445,740,415

[1]	Class 1 shares were fully redeemed on 7-15-26.
	Mid Value Fund		U.S. Sector Rotation Fund
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$10,240,249	$19,022,959	$35,821,287	$41,684,460
Net realized gain	299,373,661	98,225,615	113,715,920	265,061,582
Change in net unrealized appreciation (depreciation)	(42,724,894)	(47,990,008)	767,764,770	364,943,965
Increase in net assets resulting from operations	266,889,016	69,258,566	917,301,977	671,690,007
Distributions to shareholders
From earnings
Class NAV	(129,041,428)	(259,291,213)	(291,889,935)	(136,231,115)
Total distributions	(129,041,428)	(259,291,213)	(291,889,935)	(136,231,115)
From fund share transactions
From fund share transactions	(239,444,382)	20,794,032	(458,307,966)	(169,201,629)
Total increase (decrease)	(101,596,794)	(169,238,615)	167,104,076	366,257,263
Net assets
Beginning of year	1,326,549,815	1,495,788,430	4,909,118,127	4,542,860,864
End of year	$1,224,953,021	$1,326,549,815	$5,076,222,203	$4,909,118,127
The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Fund
Class NAV
08-31-2026	9.84	0.15	0.74	0.89	(0.18)	(1.19)	(1.37)	9.36	10.24	0.87	0.82	1.62	1,335	144
08-31-2025	10.16	0.18	0.81	0.99	(0.23)	(1.08)	(1.31)	9.84	10.86	0.88	0.83	1.88	1,138	117
08-31-2024	9.10	0.21	1.22	1.43	(0.21)	(0.16)	(0.37)	10.16	16.22	0.88	0.83	2.24	1,167	74
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Fund
Class NAV
08-31-2026	11.07	0.45	(0.28)	0.17	(0.45)	—	(0.45)	10.79	1.55	0.62	0.61	4.09	1,687	277
08-31-2025	11.19	0.45	(0.11)	0.34	(0.46)	—	(0.46)	11.07	3.19	0.62	0.61	4.13	1,669	240
08-31-2024	10.86	0.44	0.34	0.78	(0.45)	—	(0.45)	11.19	7.36	0.62	0.61	4.11	1,691	237
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
International Strategic Equity Allocation Fund
Class NAV
08-31-2026	11.75	0.26	2.83	3.09	(0.36)	—	(0.36)	14.48	26.73	0.70	0.56	1.95	5,438	29
08-31-2025	10.53	0.24	1.28	1.52	(0.30)	—	(0.30)	11.75	15.11	0.70	0.56	2.30	4,446	37
08-31-2024	9.27	0.23	1.34	1.57	(0.31)	—	(0.31)	10.53	17.32	0.71	0.56	2.38	3,720	35
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[3]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[3]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
Mid Value Fund
Class NAV
08-31-2026	15.77	0.13	3.04	3.17	(0.22)	(1.38)	(1.60)	17.34	22.00	0.91	0.85	0.78	1,225	48
08-31-2025	18.41	0.22	0.54	0.76	(0.23)	(3.17)	(3.40)	15.77	4.79	0.91	0.86	1.39	1,327	56
08-31-2024	16.42	0.19	3.41	3.60	(0.21)	(1.40)	(1.61)	18.41	23.46	0.92	0.87	1.11	1,496	46
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods.
U.S. Sector Rotation Fund
Class NAV
08-31-2026	13.43	0.10	2.45	2.55	(0.11)	(0.69)	(0.80)	15.18	19.75	0.67	0.53	0.70	5,076	18
08-31-2025	11.99	0.11	1.69	1.80	(0.12)	(0.24)	(0.36)	13.43	15.32	0.67	0.53	0.87	4,909	34
08-31-2024	9.60	0.11	2.41	2.52	(0.13)	—	(0.13)	11.99	26.51	0.67	0.53	1.07	4,543	40
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[3]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[3]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Notes to financial statements

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares were offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class 1 shares of Core Bond Fund were fully redeemed on July 15, 2026.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Significant accounting policies, continued

The following is a summary of the values by input classification of the funds' investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$818,389,296	$798,998,044	$19,389,168	$2,084
U.S. Government and Agency obligations	201,750,510	—	201,750,510	—
Corporate bonds	121,860,682	—	121,860,682	—
Term loans	102,358,931	—	102,358,931	—
Short-term investments	107,319,099	107,319,099	—	—
Total investments in securities	$1,351,678,518	$906,317,143	$445,359,291	$2,084
Derivatives:
Liabilities
Written options	$(5,673,316)	—	$(5,673,316)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,042,017,163	—	$1,042,017,163	—
Foreign government obligations	15,169,535	—	15,169,535	—
Corporate bonds	422,859,627	—	422,859,627	—
Municipal bonds	2,187,360	—	2,187,360	—
Collateralized mortgage obligations	121,251,457	—	121,251,457	—
Asset-backed securities	92,537,605	—	92,537,605	—
Short-term investments	53,006,462	$53,006,462	—	—
Total investments in securities	$1,749,029,209	$53,006,462	$1,696,022,747	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$212,025,087	—	$212,025,087	—
Austria	22,876,673	—	22,876,673	—
Belgium	35,999,218	—	35,999,218	—
Brazil	46,421,446	$46,421,446	—	—
Canada	445,994,173	444,911,354	1,082,819	—
Chile	9,028,042	6,410,928	2,617,114	—
China	294,114,737	4,714,368	289,400,369	—
Colombia	1,107,056	1,107,056	—	—
Czech Republic	2,755,194	—	2,755,194	—
Denmark	53,350,277	—	53,350,277	—
Finland	37,130,266	—	37,130,266	—
France	259,336,742	—	259,336,742	—
Germany	279,200,818	—	279,200,818	—
Greece	14,765,132	—	14,765,132	—
Hong Kong	104,906,196	793,421	104,112,775	—
Hungary	6,020,728	—	6,020,728	—
India	192,524,632	—	192,524,632	—
Indonesia	8,511,410	—	8,511,410	—
Ireland	29,046,667	10,176,706	18,869,961	—
Israel	36,113,484	7,579,744	28,533,740	—
Italy	112,035,870	—	112,035,870	—
Japan	751,109,570	—	751,109,570	—
Kuwait	9,792,992	—	9,792,992	—
Luxembourg	9,609,665	1,151,467	8,458,198	—
Macau	540,854	—	540,854	—
Malaysia	16,875,301	—	16,875,301	—

Significant accounting policies, continued

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Mexico	$28,081,572	$26,996,212	$1,085,360	—
Netherlands	205,602,935	6,678,073	198,924,862	—
New Zealand	7,310,515	—	7,310,515	—
Norway	20,951,890	—	20,951,890	—
Peru	4,582,769	4,582,769	—	—
Philippines	1,932,134	—	1,932,134	—
Poland	19,269,337	—	19,269,337	—
Portugal	5,892,595	—	5,892,595	—
Qatar	7,982,521	—	7,982,521	—
Saudi Arabia	43,955,373	—	43,955,373	—
Singapore	67,272,831	8,084,095	59,188,736	—
South Africa	47,563,980	—	47,563,980	—
South Korea	353,298,646	—	353,298,646	—
Spain	137,274,867	—	137,274,867	—
Sweden	104,454,529	10,747,367	93,707,162	—
Switzerland	304,080,986	—	304,080,986	—
Taiwan	491,849,530	—	491,849,530	—
Thailand	16,811,295	—	16,811,295	—
Turkey	6,872,015	—	6,872,015	—
United Arab Emirates	20,632,241	—	20,632,241	—
United Kingdom	429,810,349	3,173,952	426,636,397	—
United States	28,543,295	12,764,170	15,779,125	—
Preferred securities
Brazil	16,894,872	16,894,872	—	—
Chile	1,675,317	1,675,317	—	—
Colombia	1,158,422	1,158,422	—	—
Germany	7,313,051	—	7,313,051	—
India	13,056	—	—	$13,056
South Korea	16,889,255	—	16,889,255	—
Warrants	75,649	30	75,619	—
Rights	133	133	—	—
Short-term investments	56,651,856	39,147,627	17,504,229	—
Total investments in securities	$5,445,890,046	$655,169,529	$4,790,707,461	$13,056
Derivatives:
Assets
Futures	$1,431,010	$1,431,010	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$82,000,046	$82,000,046	—	—
Consumer staples	57,567,012	57,567,012	—	—
Energy	109,241,293	109,241,293	—	—
Financials	232,138,097	232,138,097	—	—
Health care	105,163,077	105,163,077	—	—
Industrials	232,766,443	232,766,443	—	—
Information technology	145,187,514	145,187,514	—	—
Materials	53,630,718	44,743,704	$8,887,014	—
Real estate	105,876,547	105,876,547	—	—
Utilities	77,744,853	77,744,853	—	—
Convertible bonds	4,443,170	—	4,443,170	—
Corporate bonds	854,037	—	854,037	—

Significant accounting policies, continued

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$34,736,587	$34,736,587	—	—
Total investments in securities	$1,241,349,394	$1,227,165,173	$14,184,221	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$460,263,325	$460,263,325	—	—
Consumer discretionary	440,403,261	440,394,026	$9,235	—
Consumer staples	213,128,281	213,128,281	—	—
Energy	177,343,715	177,343,715	—	—
Financials	609,463,220	609,463,041	—	$179
Health care	466,328,917	466,227,308	—	101,609
Industrials	403,622,435	403,622,435	—	—
Information technology	1,878,664,746	1,878,664,746	—	—
Materials	92,703,438	92,703,438	—	—
Real estate	84,986,486	84,986,486	—	—
Utilities	87,988,005	87,988,005	—	—
Short-term investments	148,065,971	148,065,971	—	—
Total investments in securities	$5,062,961,800	$5,062,850,777	$9,235	$101,788
Derivatives:
Assets
Futures	$1,751,236	$1,751,236	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the

Significant accounting policies, continued

mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at August 31, 2026. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds' net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Capital Appreciation Value Fund	$14,745,804	$15,052,450	—
Core Bond Fund	39,027,208	6,225,138	$33,654,718
International Strategic Equity Allocation Fund	54,209,135	39,160,883	17,764,551
Mid Value Fund	10,766,115	11,000,364	—
U.S. Sector Rotation Fund	2,067	2,138	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an

Significant accounting policies, continued

investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.  Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2026, the funds had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2026 were as follows:
Fund	Commitment fee
Capital Appreciation Value Fund	$6,300
Core Bond Fund	4,934
International Strategic Equity Allocation Fund	25,190
Mid Value Fund	6,702
U.S. Sector Rotation Fund	25,625
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2026:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$134,953,221	$141,749,527
As of August 31, 2026, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2026, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Value Fund	$1,211,860,515	$147,850,696	$(13,706,009)	$134,144,687
Core Bond Fund	1,789,523,470	1,829,359	(42,323,620)	(40,494,261)
International Strategic Equity Allocation Fund	3,859,339,809	1,688,289,332	(100,308,085)	1,587,981,247
Mid Value Fund	1,023,116,158	258,154,062	(39,920,826)	218,233,236
U.S. Sector Rotation Fund	3,116,482,040	2,015,023,409	(66,792,413)	1,948,230,996
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund generally declares and pays dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2026 was as follows:

Significant accounting policies, continued

Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Value Fund	$49,372,336	$104,840,008	$154,212,344
Core Bond Fund	68,684,532	—	68,684,532
International Strategic Equity Allocation Fund	130,480,669	—	130,480,669
Mid Value Fund	23,878,126	105,163,302	129,041,428
U.S. Sector Rotation Fund	49,131,580	242,758,355	291,889,935
The tax character of distributions for the year ended August 31, 2025 was as follows:
Fund	Ordinary Income	Long Term Capital Gains	Total
Capital Appreciation Value Fund	$41,714,428	$103,722,274	$145,436,702
Core Bond Fund	74,806,252	—	74,806,252
International Strategic Equity Allocation Fund	98,661,920	—	98,661,920
Mid Value Fund	52,163,224	207,127,989	259,291,213
U.S. Sector Rotation Fund	44,044,759	92,186,356	136,231,115
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Capital Appreciation Value Fund	$49,514,450	$42,217,817
Core Bond Fund	15,901,072	—
International Strategic Equity Allocation Fund	85,103,247	65,545,700
Mid Value Fund	52,953,306	211,144,264
U.S. Sector Rotation Fund	46,290,223	61,284,936
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and corporate actions.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and

Derivative instruments, continued

potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended August 31, 2026. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $46.1 million to $398.9 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $104.1 million to $225 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the year ended August 31, 2026. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets and to generate potential income from options premiums.	From $3.5 million to $8.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at August 31, 2026 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(5,673,316)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	$73,600	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,357,410	—
				$1,431,010	—
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	$1,751,236	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Derivative instruments, continued

 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$1,938,945	$1,938,945
International Strategic Equity Allocation Fund	Currency	$(751,349)	—	$(751,349)
	Equity	54,834,835	—	54,834,835
	Total	$54,083,486	—	$54,083,486
U.S. Sector Rotation Fund	Equity	$28,356,684	—	$28,356,684
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$(1,501,384)	$(1,501,384)
International Strategic Equity Allocation Fund	Currency	$163,351	—	$163,351
	Equity	(6,782,262)	—	(6,782,262)
	Total	$(6,618,911)	—	$(6,618,911)
U.S. Sector Rotation Fund	Equity	$(850,728)	—	$(850,728)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets.  If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of  aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC

Fees and transactions with affiliates, continued

Fund	Subadvisor(s)
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Mid Value Fund	T. Rowe Price Associates, Inc.
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
Expense reimbursements.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the year ended August 31, 2026, this waiver amounted to 0.01% of the funds' average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the funds.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund and Mid Value Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Value Fund	—	$667,436	$667,436
Core Bond Fund	$1,493	155,715	157,208
International Strategic Equity Allocation Fund	—	7,038,904	7,038,904
Mid Value Fund	—	761,614	761,614
U.S. Sector Rotation Fund	—	7,262,298	7,262,298
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Value Fund	0.77%
Core Bond Fund	0.57%
International Strategic Equity Allocation Fund	0.49%
Fund	Net Annual Effective Rate
Mid Value Fund	0.81%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the year ended August 31, 2026 were as follows:
Fund	Class	Distribution and service fees
Core Bond Fund	Class 1	$8,080
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.

Fees and transactions with affiliates, continued

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Value Fund	Lender	$ 3,600,000.00	2	4.775%	$ 955
Mid Value Fund	Lender	$ 19,650,000.00	2	4.143%	$ 4,523
6.  Fund share transactions
Transactions in funds' shares for the years ended August 31, 2026 and 2025 were as follows:
Capital Appreciation Value Fund	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	47,753,226	$405,408,504	9,303,177	$84,049,954
Distributions reinvested	17,807,430	154,212,344	16,034,918	145,436,702
Repurchased	(38,640,200)	(349,797,547)	(24,472,986)	(234,885,152)
Net increase (decrease)	26,920,456	$209,823,301	865,109	$(5,398,496)
Total net increase (decrease)	26,920,456	$209,823,301	865,109	$(5,398,496)
Core Bond Fund	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares[1]
Sold	416,824	$4,606,235	1,273,149	$13,948,555
Distributions reinvested	67,971	747,597	462,101	5,061,867
Repurchased	(2,095,640)	(22,795,204)	(11,400,131)	(124,420,526)
Net decrease	(1,610,845)	$(17,441,372)	(9,664,881)	$(105,410,104)
Class NAV shares
Sold	17,132,411	$187,738,826	15,088,845	$164,918,896
Distributions reinvested	6,187,338	67,936,936	6,379,486	69,744,385
Repurchased	(17,744,511)	(195,558,020)	(21,829,280)	(239,828,858)
Net increase (decrease)	5,575,238	$60,117,742	(360,949)	$(5,165,577)
Total net increase (decrease)	3,964,393	$42,676,370	(10,025,830)	$(110,575,681)

[1]	Class 1 shares were fully redeemed on 7-15-26.
International Strategic Equity Allocation Fund	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	38,645,986	$517,242,137	54,573,347	$575,253,767
Distributions reinvested	10,642,795	130,480,669	10,245,267	98,661,920
Repurchased	(52,037,472)	(685,469,402)	(39,858,093)	(415,074,934)
Net increase (decrease)	(2,748,691)	$(37,746,596)	24,960,521	$258,840,753
Total net increase (decrease)	(2,748,691)	$(37,746,596)	24,960,521	$258,840,753
Mid Value Fund	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,332,647	$20,989,537	2,870,526	$41,560,728
Distributions reinvested	8,838,454	129,041,428	17,025,030	259,291,213
Repurchased	(23,637,233)	(389,475,347)	(17,028,415)	(280,057,909)
Net increase (decrease)	(13,466,132)	$(239,444,382)	2,867,141	$20,794,032
Total net increase (decrease)	(13,466,132)	$(239,444,382)	2,867,141	$20,794,032
U.S. Sector Rotation Fund	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	24,691,778	$347,561,383	62,874,846	$768,212,852
Distributions reinvested	21,701,854	291,889,935	11,102,780	136,231,115
Repurchased	(77,717,050)	(1,097,759,284)	(87,344,994)	(1,073,645,596)
Net decrease	(31,323,418)	$(458,307,966)	(13,367,368)	$(169,201,629)
Total net decrease	(31,323,418)	$(458,307,966)	(13,367,368)	$(169,201,629)
Affiliates of the Trust owned 100% of shares of Class NAV, respectively, with the exception of Core Bond Fund, where affiliates held 65% of Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to the following for the year ended August 31, 2026:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Value Fund	$438,486,287	$1,278,935,360	$419,673,790	$1,280,046,154
Core Bond Fund	3,360,313,664	1,350,122,096	3,169,199,263	1,519,179,190
International Strategic Equity Allocation Fund	—	1,510,037,978	—	1,368,289,311
Mid Value Fund	—	620,146,694	—	980,196,435
U.S. Sector Rotation Fund	—	878,630,886	—	1,536,968,772
8.  Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust*	1,505,338	$2,995,314	$191,609,817	$(179,552,611)	$(49)	$761	$58,376	—	$15,053,232
Core Bond Fund
John Hancock Collateral Trust*	622,409	$640,120	$428,942,979	$(423,359,496)	$407	$14	$94,067	—	$6,224,024
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	3,914,802	$32,769,630	$813,093,273	$(806,689,699)	$(25,541)	$(36)	$974,523	—	$39,147,627
Mid Value Fund
John Hancock Collateral Trust*	1,099,810	$9,688,735	$242,128,621	$(240,816,664)	$(2,395)	$(302)	$340,325	—	$10,997,995
U.S. Sector Rotation Fund
John Hancock Collateral Trust*	14,806,745	$169,665,006	$768,966,979	$(790,531,893)	$(38,894)	$4,773	$5,843,676	—	$148,065,971
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At August 31, 2026, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Portfolio	Affiliated Concentration
Capital Appreciation Value Fund	100%
Core Bond Fund	65.4%
International Strategic Equity Allocation Fund	100%
Mid Value Fund	100%
U.S. Sector Rotation Fund	100%
11.  Segment reporting
The management committee of the Advisor acts as the funds' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes

Segment reporting, continued

“Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Funds II and Shareholders of Capital Appreciation Value Fund, Core Bond Fund, International Strategic Equity Allocation Fund, Mid Value Fund and U.S. Sector Rotation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Capital Appreciation Value Fund, Core Bond Fund, International Strategic Equity Allocation Fund, Mid Value Fund and U.S. Sector Rotation Fund (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Funds II
Federal tax information

(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended August 31, 2026.
Dividend Received Deduction The funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income The funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Foreign Tax Credit The following table details the income derived from foreign sources and the amounts the funds intend to pass through as foreign tax credits for the year ended August 31, 2026:
Fund	Foreign sourced income	Foreign tax credit
International Strategic Equity Allocation Fund	$130,462,029	$8,546,319
Long Term Capital Gains The funds below paid the following amounts in capital gain dividends.
Fund	Long term capital gains
Capital Appreciation Value Fund	$104,840,008
Mid Value Fund	105,163,302
U.S. Sector Rotation Fund	242,758,355
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a fund.

John Hancock Funds II
Special shareholder meeting

SHAREHOLDER MEETING
(Unaudited)
U.S. Sector Rotation Fund held a Special Meeting of Shareholders on Tuesday, May 26, 2026. The following proposal was considered by the shareholders:
Proposal: To approve a change to the classification of the fund from “diversified” to “non-diversified”.
THE PROPOSAL PASSED ON  May 26, 2026.
	Shares voted	% Of shares voted	% Of outstanding shares
For	356,310,555.015	100%	100%
Against	0	0%	0%
Abstain	0	0%	0%

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and each of the Subadvisory Agreements (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the Agreements.  Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the investment subadvisors (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds identified below in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of a certain Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the
Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds' compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risk assumed by the Advisor in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds’ performance;
(b) considered the comparative performance of each Fund’s respective benchmark index;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark index and peer group median and also concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent, and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisors. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and each
Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent, and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that one of the Funds’ Subadvisors is an affiliate of the Advisor
(h) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Funds' distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.
The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from a Subadvisor’s relationship with a Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third-party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to a Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and/or each Fund’s respective benchmark, with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed);
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreements; and

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)	the subadvisory fees are paid by the Advisor and not the Funds, and that the subadvisory fee structure for the Funds contains breakpoints, and such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements with respect to each Fund for an additional one-year period.

John Hancock Funds II
Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
JHF II Capital Appreciation Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund underperformed for the one- and three-year periods and outperformed for the ﬁve- and ten-year periods.
Lipper Category — The fund underperformed the median for the one-year period and outperformed the median for the three-, ﬁve-, and ten-year periods.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and relative to the peer group median for the three-, ﬁve-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and three-year periods and peer group median for the one-year period.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and net total expenses compared to peers.
JHF II Core Bond Fund (Allspring Global Investments)	Benchmark Index — The fund underperformed for the one-, five-, and ten-year periods and outperformed for the three-year period.
Lipper Category — The fund underperformed the median for the one-, ﬁve-, and ten-year periods and matched for the three-year period.	Subadvisory fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the one-, five-, and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board noted the fund’s favorable performance relative to the benchmark index for the three-year period.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and net total expenses compared to peers.

John Hancock Funds II
Appendix A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
JHF II International Strategic Equity Allocation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three-, and five-year periods.
Lipper Category — The fund outperformed for the one-year period and underperformed the median for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the fund's favorable performance relative to the peer group median for the one-year period.
The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.
JHF II Mid Value Fund (T. Rowe Price Associates, Inc.)	Benchmark Index — The fund underperformed for the one-year period and outperformed for the three-, five-, and ten-year periods.
Lipper Category — The fund underperformed the median for the one-year period and outperformed the median for the three-, ﬁve-, and ten-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the three-, ﬁve-, and ten-year periods.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund's relatively higher net management fees and net toal expenses compared to peers.
JHF II U.S. Sector Rotation Fund (Manulife Investment Management (US))	Benchmark Index — The fund underperformed for the one-, three-, and five-year periods. Lipper Category — The fund outperformed the median for the one-, three-, and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three-, and five-year periods.
The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods.

John Hancock Funds II
Other N-CSR Items

(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2A	8/26 10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 15, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 15, 2026